NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Asset Allocation Fund - Class 2 (AMVAA2)
86,194 shares (cost $1,151,092)	$1,393,759
Bond Fund - Class 2 (AMVBD2)
109,315 shares (cost $1,124,577)	1,154,365
Global Small Capitalization Fund - Class 2 (AMVGS2)
57,297 shares (cost $911,888)	1,223,284
Growth Fund - Class 2 (AMVGR2)
39,088 shares (cost $1,565,210)	2,124,024
Large Cap Core V.I. Fund - Class II (MLVLC2)
84,377 shares (cost $1,607,762)	1,918,725
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
382,974 shares (cost $5,785,652)	6,177,372
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
13,513 shares (cost $217,722)	261,473
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
153,998 shares (cost $874,328)	1,011,766
U.S. Equity Flex I Portfolio (WSCP)
137,682 shares (cost $1,621,313)	1,961,963
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
204,401 shares (cost $2,037,082)	2,446,675
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
233,668 shares (cost $2,580,833)	3,951,334
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
17,846 shares (cost $75,995)	121,356
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
440,511 shares (cost $11,914,871)	12,959,846
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,706,699 shares (cost $56,252,813)	60,144,064
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
297,229 shares (cost $1,544,269)	1,720,955
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,189,246 shares (cost $9,095,113)	12,391,135
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
538,197 shares (cost $26,373,425)	30,332,776
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,179,581 shares (cost $49,828,186)	66,103,706
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
30,954 shares (cost $435,655)	487,216
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
343,670 shares (cost $7,456,842)	8,017,829
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
79,306 shares (cost $1,061,063)	1,313,308
Investors Growth Stock Series - Initial Class (MIGIC)
308,681 shares (cost $3,024,881)	3,398,582
Research International Series - Service Class (MVRISC)
62,801 shares (cost $632,229)	775,591
Value Series - Initial Class (MVFIC)
621,122 shares (cost $7,712,873)	8,062,170
Value Series - Service Class (MVFSC)
534,854 shares (cost $5,893,180)	6,862,183
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
1,306,359 shares (cost $18,607,839)	20,157,121
Core Plus Fixed Income Portfolio - Class I (MSVFI)
243,884 shares (cost $2,578,387)	2,441,280

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Emerging Markets Debt Portfolio - Class I (MSEM)
4,089,703 shares (cost $32,665,629)	33,290,184
Mid Cap Growth Portfolio - Class I (MSVMG)
942,133 shares (cost $7,722,077)	11,418,653
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
6,754 shares (cost $120,196)	139,809
U.S. Real Estate Portfolio - Class I (MSVRE)
1,962,579 shares (cost $16,612,088)	25,336,897
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
35,849 shares (cost $404,426)	393,267
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,653,409 shares (cost $37,044,686)	37,651,879
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
303,847 shares (cost $5,114,685)	5,259,600
American Funds NVIT Bond Fund - Class II (GVABD2)
240,990 shares (cost $2,469,944)	2,665,353
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
260,138 shares (cost $5,600,542)	5,678,806
American Funds NVIT Growth Fund - Class II (GVAGR2)
151,148 shares (cost $8,052,691)	8,205,845
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
70,720 shares (cost $2,279,791)	2,607,449
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,318,696 shares (cost $21,002,169)	22,733,070
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,752,651 shares (cost $11,359,150)	11,988,136
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2,103,254 shares (cost $20,050,991)	27,741,926
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
1,282,132 shares (cost $16,949,864)	16,885,677
Gartmore NVIT International Equity Fund - Class I (GIG)
624,837 shares (cost $4,516,600)	5,617,288
Gartmore NVIT International Equity Fund - Class III (GIG3)
436,273 shares (cost $3,188,458)	3,926,458
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
71,638 shares (cost $529,525)	642,589
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
371,749 shares (cost $4,673,537)	4,193,334
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
350 shares (cost $3,688)	3,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,745,920 shares (cost $13,575,838)	15,625,985
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
24,661 shares (cost $214,231)	254,997
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
91,660 shares (cost $789,018)	820,358
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
12,851,168 shares (cost $129,581,986)	134,166,197
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
366,565 shares (cost $3,396,220)	3,716,970
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
140,864 shares (cost $1,376,341)	1,472,024
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
349,240 shares (cost $3,155,176)	3,597,168
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
485,143 shares (cost $4,001,308)	4,832,020
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
105,841 shares (cost $974,463)	1,113,451

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)
64,963 shares (cost $696,016)	684,056
NVIT Core Plus Bond Fund - Class I (NVLCP1)
20,933 shares (cost $234,501)	232,354
NVIT Fund - Class I (TRF)
9,436,847 shares (cost $90,239,047)	85,969,679
NVIT Government Bond Fund - Class I (GBF)
10,170,752 shares (cost $119,880,224)	116,861,937
NVIT Growth Fund - Class I (CAF)
987,833 shares (cost $10,380,853)	13,770,399
NVIT International Index Fund - Class II (GVIX2)
770,225 shares (cost $6,047,612)	6,577,722
NVIT International Index Fund - Class VI (GVIX6)
79,248 shares (cost $623,707)	675,985
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,011,697 shares (cost $30,535,277)	27,948,547
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
7,154 shares (cost $90,480)	93,007
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
8,872 shares (cost $118,090)	126,422
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,343,760 shares (cost $12,831,701)	13,692,915
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,156,402 shares (cost $84,052,900)	86,131,609
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,624,294 shares (cost $85,517,606)	79,292,660
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,761,115 shares (cost $17,825,984)	18,350,822
NVIT Mid Cap Index Fund - Class I (MCIF)
3,131,328 shares (cost $50,861,350)	57,804,311
NVIT Money Market Fund - Class I (SAM)
94,974,453 shares (cost $94,974,453)	94,974,453
NVIT Money Market Fund - Class V (SAM5)
247,808,504 shares (cost $247,808,504)	247,808,504
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,881,914 shares (cost $14,380,223)	18,405,119
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
87,529 shares (cost $1,254,377)	893,674
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
539,233 shares (cost $7,309,319)	5,478,612
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,316,677 shares (cost $11,857,676)	12,653,265
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
792,749 shares (cost $6,815,936)	7,118,886
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,320,288 shares (cost $24,628,109)	35,327,867
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,894 shares (cost $66,353)	70,938
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,158,229 shares (cost $9,681,418)	11,929,754
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
873,953 shares (cost $12,575,938)	13,485,088
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,852,123 shares (cost $42,173,305)	40,254,689
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,556,702 shares (cost $58,652,971)	64,234,040
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2,263,123 shares (cost $18,412,713)	19,417,593

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Short Term Bond Fund - Class I (NVSTB1)
535,267 shares (cost $5,540,387)	5,556,076
NVIT Short Term Bond Fund - Class II (NVSTB2)
385,426 shares (cost $3,985,282)	3,985,302
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,090,454 shares (cost $122,489,646)	122,893,999
Templeton NVIT International Value Fund - Class III (NVTIV3)
13,228 shares (cost $180,113)	165,743
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
973,266 shares (cost $10,704,905)	9,859,184
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,282,244 shares (cost $22,083,709)	28,292,945
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
362,510 shares (cost $4,117,546)	4,060,114
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
3,560 shares (cost $39,610)	39,128
V.I. Basic Value Fund - Series I (AVBVI)
102,986 shares (cost $582,425)	657,051
V.I. Capital Appreciation Fund - Series I (AVCA)
41,017 shares (cost $870,580)	955,700
V.I. Capital Development Fund - Series I (AVCDI)
700,841 shares (cost $6,538,237)	9,398,272
V.I. High Yield Fund - Series I (AVHY1)
127,535 shares (cost $697,967)	682,313
V.I. International Growth Fund - Series I (AVIE)
1,376,176 shares (cost $34,326,902)	39,482,488
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
8,502 shares (cost $92,326)	105,337
VPS Growth and Income Portfolio - Class A (ALVGIA)
651,816 shares (cost $12,374,994)	11,204,715
VPS International Value Portfolio - Class A (ALVIVA)
1,128,178 shares (cost $14,437,930)	16,809,859
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
675,640 shares (cost $8,358,774)	11,452,096
VP Income & Growth Fund - Class I (ACVIG)
2,812,905 shares (cost $19,048,017)	17,018,076
VP Inflation Protection Fund - Class II (ACVIP2)
2,817,858 shares (cost $29,743,671)	31,250,048
VP International Fund - Class I (ACVI)
1,145,539 shares (cost $8,329,033)	9,805,817
VP Mid Cap Value Fund - Class I (ACVMV1)
312,168 shares (cost $3,513,398)	4,414,061
VP Ultra(R) Fund - Class I (ACVU1)
110,000 shares (cost $779,246)	1,031,796
VP Value Fund - Class I (ACVV)
3,097,864 shares (cost $14,459,123)	18,153,484
VP Vista(SM) Fund - Class I (ACVVS1)
113,783 shares (cost $1,293,053)	1,859,212
MidCap Stock Portfolio - Initial Shares (DVMCS)
127,814 shares (cost $1,342,575)	1,683,311
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,908,660 shares (cost $28,029,899)	35,485,656
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,125,767 shares (cost $264,625,273)	270,761,516
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
346,578 shares (cost $7,975,786)	10,362,685
Appreciation Portfolio - Initial Shares (DCAP)
712,756 shares (cost $24,607,238)	25,260,065

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Developing Leaders Portfolio - Initial Shares (DSC)
34,293 shares (cost $817,565)	1,049,017
International Value Portfolio - Initial Shares (DVIV)
2,077,203 shares (cost $22,702,998)	23,285,451
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
152,622 shares (cost $1,288,255)	1,861,988
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
24,581 shares (cost $180,180)	200,335
Capital Appreciation Fund II - Primary Shares (FVCA2P)
131,398 shares (cost $777,908)	840,949
Quality Bond Fund II - Primary Shares (FQB)
3,202,636 shares (cost $34,851,653)	36,990,447
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2,848,122 shares (cost $51,163,514)	67,813,791
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
500,858 shares (cost $6,949,196)	9,987,112
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
3,469,201 shares (cost $77,103,344)	65,776,048
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
180,762 shares (cost $1,676,170)	1,916,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
718,199 shares (cost $6,288,964)	7,598,546
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
391,400 shares (cost $3,656,675)	3,992,281
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
6,145 shares (cost $62,746)	77,062
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
85,846 shares (cost $1,104,087)	1,535,792
VIP Fund - Growth Portfolio - Service Class (FGS)
1,897,519 shares (cost $63,927,927)	70,189,218
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,697,678 shares (cost $13,695,724)	14,945,134
VIP Fund - High Income Portfolio - Service Class R (FHISR)
746,537 shares (cost $3,856,994)	4,120,886
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
189,983 shares (cost $23,954,619)	25,151,896
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
3,159,152 shares (cost $40,080,084)	40,216,004
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,521,075 shares (cost $39,721,245)	49,465,361
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,570,107 shares (cost $29,298,182)	26,220,784
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
748,997 shares (cost $14,294,209)	12,493,268
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
421,145 shares (cost $3,175,715)	4,089,320
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
200,275 shares (cost $1,958,931)	2,140,943
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
118,840 shares (cost $1,105,922)	1,246,628
Franklin Income Securities Fund - Class 2 (FTVIS2)
286,467 shares (cost $4,158,731)	4,245,441
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
634,759 shares (cost $11,615,548)	12,155,632
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
714,259 shares (cost $11,328,464)	11,820,985
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
376,515 shares (cost $4,325,776)	6,118,370

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
9,812 shares (cost $168,555)	203,982
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
502,462 shares (cost $4,759,288)	5,642,649
Templeton Foreign Securities Fund - Class 1 (TIF)
110,660 shares (cost $1,635,730)	1,608,989
Templeton Foreign Securities Fund - Class 2 (TIF2)
817,133 shares (cost $9,420,157)	11,676,833
Templeton Foreign Securities Fund - Class 3 (TIF3)
384,331 shares (cost $5,752,842)	5,472,875
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,977,535 shares (cost $37,691,320)	38,542,161
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
491,006 shares (cost $8,571,902)	9,564,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
47,063 shares (cost $319,751)	362,856
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
3,607,487 shares (cost $42,231,735)	50,865,564
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
14,185 shares (cost $156,239)	219,297
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
426,208 shares (cost $9,834,114)	12,901,322
Guardian Portfolio - I Class Shares (AMGP)
98,504 shares (cost $1,316,837)	1,865,660
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
222,872 shares (cost $5,233,224)	6,111,158
Partners Portfolio - I Class Shares (AMTP)
357,880 shares (cost $3,593,455)	4,033,306
Regency Portfolio - I Class Shares (AMRI)
284,108 shares (cost $3,038,816)	4,363,905
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
155,459 shares (cost $1,395,346)	1,905,933
Socially Responsive Portfolio - I Class Shares (AMSRS)
176,623 shares (cost $2,449,202)	2,624,624
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
851,182 shares (cost $26,696,398)	34,345,206
Global Securities Fund/VA - Class 3 (OVGS3)
571,130 shares (cost $17,132,816)	17,419,468
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,706,423 shares (cost $48,587,865)	51,704,608
High Income Fund/VA - Class 3 (OVHI3)
634,986 shares (cost $1,106,215)	1,358,870
High Income Fund/VA - Non-Service Shares (OVHI)
177,668 shares (cost $1,329,001)	378,433
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,334,751 shares (cost $27,307,977)	27,869,596
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
267,217 shares (cost $4,009,393)	4,719,049
MidCap Fund/VA - Non-Service Shares (OVAG)
566,703 shares (cost $24,373,926)	26,380,044
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
370,239 shares (cost $1,766,434)	2,065,934
All Asset Portfolio - Administrative Class (PMVAAA)
192,097 shares (cost $2,045,867)	2,109,229
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
169,148 shares (cost $1,818,353)	1,928,282
Low Duration Portfolio - Administrative Class (PMVLDA)
6,836,523 shares (cost $69,699,291)	71,373,305

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Real Return Portfolio - Administrative Class (PMVRRA)
6,865,067 shares (cost $85,309,357)	90,206,981
Total Return Portfolio - Administrative Class (PMVTRA)
32,362,011 shares (cost $357,445,630)	358,571,082
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
63,568 shares (cost $1,791,720)	2,003,673
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
1,191,154 shares (cost $10,560,845)	12,673,882
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
48,128 shares (cost $799,467)	781,112
Putnam VT International Equity Fund - IB Shares (PVTIGB)
97,877 shares (cost $1,318,520)	1,152,991
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
561 shares (cost $7,060)	7,734
Putnam VT Voyager Fund - IB Shares (PVTVB)
39,658 shares (cost $1,185,796)	1,533,180
Global Real Estate Portfolio - Class II (VKVGR2)
148,708 shares (cost $1,130,781)	1,249,148
Micro-Cap Portfolio - Investment Class (ROCMC)
3,861,568 shares (cost $31,934,270)	47,033,893
Small-Cap Portfolio - Investment Class (ROCSC)
31,549 shares (cost $235,328)	329,683
Blue Chip Growth Portfolio - II (TRBCG2)
41,078 shares (cost $426,131)	452,682
Equity Income Portfolio - II (TREI2)
3,058,108 shares (cost $48,170,208)	60,795,190
Health Sciences Portfolio - II (TRHS2)
169,509 shares (cost $2,003,911)	2,464,658
Mid-Cap Growth Portfolio - II (TRMCG2)
926,800 shares (cost $16,638,022)	22,335,888
New America Growth Portfolio (TRNAG1)
910,680 shares (cost $15,784,924)	20,362,807
Personal Strategy Balanced Portfolio (TRPSB1)
81,812 shares (cost $1,388,310)	1,492,246
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,485,240 shares (cost $13,870,622)	21,001,289
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,554,550 shares (cost $45,342,770)	58,559,887
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
102,530 shares (cost $1,580,468)	1,917,303
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
138,172 shares (cost $1,444,412)	1,703,660
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
240,141 shares (cost $3,377,277)	4,392,177
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
603,903 shares (cost $7,611,811)	9,016,278
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
202,522 shares (cost $2,051,550)	2,096,105
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
323,491 shares (cost $3,335,905)	3,548,697
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
679,605 shares (cost $8,230,015)	8,196,034
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
833,443 shares (cost $7,699,762)	8,260,753
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
141,530 shares (cost $1,198,185)	1,468,739
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
235,606 shares (cost $1,274,869)	1,526,351

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
80,833 shares (cost $1,248,058)	1,352,285
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
199,529 shares (cost $3,061,458)	4,245,977
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
482,860 shares (cost $6,721,117)	8,894,279
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
846,434 shares (cost $5,785,230)	6,813,793

Total Investments	$4,097,447,277
Accounts Receivable	727,074
Accounts Payable - U.S. Equity Flex I Portfolio (WSCP)	(828,567)

$4,097,345,784

Contract Owners’ Equity:
Accumulation units	4,097,345,784

Total Contract Owners’ Equity (note 8)	$4,097,345,784

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	MLVLC2	MLVGA2	CVSSE
Reinvested dividends	$52,849,148	24,611	33,702	18,674	13,851	16,490	63,465	138
Asset charges (note 3)	(4,797,611)	(2,065)	(2,183)	(2,237)	(3,718)	(3,659)	-	(342)

Net investment income (loss)	48,051,537	22,546	31,519	16,437	10,133	12,831	63,465	(204)

Realized gain (loss) on investments	(169,061,674)	(66,157)	34,343	120,547	34,614	50,459	90,734	(6,435)
Change in unrealized gain (loss) on investments	564,262,211	196,109	(12,968)	77,067	243,725	87,026	330,292	43,284

Net gain (loss) on investments	395,200,537	129,952	21,375	197,614	278,339	137,485	421,026	36,849

Reinvested capital gains	23,983,582	-	-	-	-	-	31,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$467,235,656	152,498	52,894	214,051	288,472	150,316	516,224	36,645

Investment Activity:	CSIEF3	WSCP	DAVVL	OGGO	JPMMV1	JABS	JACAS	JAGTS2
Reinvested dividends	$963	2,722	30,694	-	2,123	310,004	130,512	-
Asset charges (note 3)	(693)	-	(3,845)	(6,723)	(279)	(19,465)	(66,497)	-

Net investment income (loss)	270	2,722	26,849	(6,723)	1,844	290,539	64,015	-

Realized gain (loss) on investments	2,478	33,671	354,968	280,247	26,764	439,703	1,885,956	20,465
Change in unrealized gain (loss) on investments	138,462	215,891	(133,085)	463,624	4,223	173,573	1,660,766	176,686

Net gain (loss) on investments	140,940	249,562	221,883	743,871	30,987	613,276	3,546,722	197,151

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$141,210	252,284	248,732	737,148	32,831	903,815	3,610,737	197,151

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAGTS	JAIGS2	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC	MVRISC
Reinvested dividends	$-	139,019	326,181	1,656	80,180	4,670	14,365	8,836
Asset charges (note 3)	(6,694)	-	(84,704)	(451)	(4,710)	(2,029)	-	(1,586)

Net investment income (loss)	(6,694)	139,019	241,477	1,205	75,470	2,641	14,365	7,250

Realized gain (loss) on investments	516,960	(208,457)	741,576	4,709	67,842	287,966	7,810	(10,221)
Change in unrealized gain (loss) on investments	2,018,995	5,882,163	12,993,882	51,561	560,987	(15,216)	357,498	70,928

Net gain (loss) on investments	2,535,955	5,673,706	13,735,458	56,270	628,829	272,750	365,308	60,707

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,529,261	5,812,725	13,976,935	57,475	704,299	275,391	379,673	67,957

Investment Activity:	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	MSVMG	MSVEG	MSVRE
Reinvested dividends	$105,911	60,493	220,731	152,267	411,868	-	568	540,643
Asset charges (note 3)	-	(10,861)	(38,210)	-	(12,713)	(23,540)	(885)	(51,103)

Net investment income (loss)	105,911	49,632	182,521	152,267	399,155	(23,540)	(317)	489,540

Realized gain (loss) on investments	(242,905)	173,246	(93,156)	(70,775)	271,162	318,696	72,477	(750,645)
Change in unrealized gain (loss) on investments	958,030	365,978	1,578,836	90,701	(167,202)	2,519,164	(10,654)	6,194,105

Net gain (loss) on investments	715,125	539,224	1,485,680	19,926	103,960	2,837,860	61,823	5,443,460

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$821,036	588,856	1,668,201	172,193	503,115	2,814,320	61,506	5,933,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$22,047	58,025	69,483	58,669	43,712	12,128	22,997	1,901,151
Asset charges (note 3)	-	-	-	-	-	-	-	(41,053)

Net investment income (loss)	22,047	58,025	69,483	58,669	43,712	12,128	22,997	1,860,098

Realized gain (loss) on investments	7,759	10,365	(143,324)	(26,339)	(339,175)	(669,336)	(84,523)	(1,002,551)
Change in unrealized gain (loss) on investments	(2,684)	607,953	670,464	135,883	857,732	1,909,972	307,631	1,854,148

Net gain (loss) on investments	5,075	618,318	527,140	109,544	518,557	1,240,636	223,108	851,597

Reinvested capital gains	9,387	79,381	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,509	755,724	596,623	168,213	562,269	1,252,764	246,105	2,711,695

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	NVIE6	GEF
Reinvested dividends	$924,537	15,298	10,804	22,974	51,695	35,622	4,923	39,944
Asset charges (note 3)	-	(49,515)	-	(691)	(3,852)	-	-	(1,133)

Net investment income (loss)	924,537	(34,217)	10,804	22,283	47,843	35,622	4,923	38,811

Realized gain (loss) on investments	1,542,620	(4,893,423)	(1,813,522)	(879,814)	133,598	71,922	16,572	(206,407)
Change in unrealized gain (loss) on investments	(1,162,778)	8,698,405	4,018,759	759,565	473,917	343,925	60,048	583,671

Net gain (loss) on investments	379,842	3,804,982	2,205,237	(120,249)	607,515	415,847	76,620	377,264

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,304,379	3,770,765	2,216,041	(97,966)	655,358	451,469	81,543	416,075

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GEF3	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$78	30,365	1,767	2,354	8,651	13,324	15,774	26,090
Asset charges (note 3)	-	-	-	(8)	(15,574)	-	(1)	-

Net investment income (loss)	78	30,365	1,767	2,346	(6,923)	13,324	15,773	26,090

Realized gain (loss) on investments	(180)	253,245	20,922	73,149	66,611	60,613	40,000	124,735
Change in unrealized gain (loss) on investments	(169)	549,952	21,821	(41,470)	4,468,297	200,530	8,688	176,046

Net gain (loss) on investments	(349)	803,197	42,743	31,679	4,534,908	261,143	48,688	300,781

Reinvested capital gains	-	1,269,994	-	57,146	-	84	19,495	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(271)	2,103,556	44,510	91,171	4,527,985	274,551	83,956	326,871

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF
Reinvested dividends	$27,106	9,913	20,139	5,098	2,167,636	8,081	3,408,470	79,540
Asset charges (note 3)	(6)	(5)	-	-	(259,322)	(545)	(176,036)	(1,627)

Net investment income (loss)	27,100	9,908	20,139	5,098	1,908,314	7,536	3,232,434	77,913

Realized gain (loss) on investments	127,196	18,357	37,064	19,902	(58,516,108)	630,658	1,219,784	1,389,135
Change in unrealized gain (loss) on investments	385,280	59,821	(18,373)	(15,400)	80,596,372	(589,487)	(3,696,043)	870,743

Net gain (loss) on investments	512,476	78,178	18,691	4,502	22,080,264	41,171	(2,476,259)	2,259,878

Reinvested capital gains	-	1,756	6,641	5,146	-	-	4,377,401	-

Net increase (decrease) in contract owners’ equity resulting from operations	$539,576	89,842	45,471	14,746	23,988,578	48,707	5,133,576	2,337,791

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVGH1	GVGHS	GVIX2	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$7,865	8,326	128,732	11,823	463,483	408	534	302,909
Asset charges (note 3)	(959)	-	(13,635)	-	(18,347)	-	-	(9,562)

Net investment income (loss)	6,906	8,326	115,097	11,823	445,136	408	534	293,347

Realized gain (loss) on investments	(25,626)	24,927	261,254	(58,804)	(3,494,307)	462	5,490	(28,611)
Change in unrealized gain (loss) on investments	61,559	11,752	249,614	82,237	6,696,983	2,413	5,932	475,816

Net gain (loss) on investments	35,933	36,679	510,868	23,433	3,202,676	2,875	11,422	447,205

Reinvested capital gains	-	-	-	-	-	142	175	37,188

Net increase (decrease) in contract owners’ equity resulting from operations	$42,839	45,005	625,965	35,256	3,647,812	3,425	12,131	777,740

Investment Activity:	GVIDM	GVDMA	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMIG3
Reinvested dividends	$1,624,464	1,390,161	398,278	1,595	655,719	134	371	131,546
Asset charges (note 3)	(44,303)	(21,005)	(8,663)	(203)	(59,580)	(18,261)	(551,442)	-

Net investment income (loss)	1,580,161	1,369,156	389,615	1,392	596,139	(18,127)	(551,071)	131,546

Realized gain (loss) on investments	(1,492,261)	(1,477,072)	(501,352)	43,826	(1,427,533)	-	-	260,184
Change in unrealized gain (loss) on investments	8,549,098	9,116,754	1,626,837	8,542	13,058,095	-	-	1,891,077

Net gain (loss) on investments	7,056,837	7,639,682	1,125,485	52,368	11,630,562	-	-	2,151,261

Reinvested capital gains	-	-	-	-	58,668	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,636,998	9,008,838	1,515,100	53,760	12,285,369	(18,127)	(551,071)	2,282,807

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$19,299	119,439	5,878	41,751	-	594	147,777	-
Asset charges (note 3)	-	-	(2,871)	(1,193)	(726)	(55)	-	(7,578)

Net investment income (loss)	19,299	119,439	3,007	40,558	(726)	539	147,777	(7,578)

Realized gain (loss) on investments	(137,238)	(802,577)	12,681	243,585	1,318,796	16	276,152	(190,504)
Change in unrealized gain (loss) on investments	170,412	1,032,832	542,323	(35,905)	6,506,187	4,585	1,070,875	3,000,202

Net gain (loss) on investments	33,174	230,255	555,004	207,680	7,824,983	4,601	1,347,027	2,809,698

Reinvested capital gains	-	-	460,542	273,687	-	3,159	530,955	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,473	349,694	1,018,553	521,925	7,824,257	8,299	2,025,759	2,802,120

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	GGTC	GGTC3	GVUG1
Reinvested dividends	$218,264	175,996	1,251,394	65,828	43,530	-	-	-
Asset charges (note 3)	(23,192)	(83,584)	(17,367)	(9,819)	-	(2,461)	-	(290)

Net investment income (loss)	195,072	92,412	1,234,027	56,009	43,530	(2,461)	-	(290)

Realized gain (loss) on investments	(2,077,629)	(11,969,302)	(594,018)	7,142	8,220	(9,198)	241,631	(526,543)
Change in unrealized gain (loss) on investments	10,773,319	26,741,507	1,268,594	8,211	14,658	144,464	(196,316)	662,486

Net gain (loss) on investments	8,695,690	14,772,205	674,576	15,353	22,878	135,266	45,315	135,943

Reinvested capital gains	-	-	-	10,269	7,416	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,890,762	14,864,617	1,908,603	81,631	73,824	132,805	45,315	135,653

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	PMVLGA	AVBVI	AVCA
Reinvested dividends	$5,813	2,735	140,424	488,777	236,887	128	3,916	6,540
Asset charges (note 3)	-	-	(663)	(2,665)	-	(2)	(1,262)	-

Net investment income (loss)	5,813	2,735	139,761	486,112	236,887	126	2,654	6,540

Realized gain (loss) on investments	52,851	(661)	(307,357)	1,040,735	(216,459)	44	124,938	(82,744)
Change in unrealized gain (loss) on investments	394,273	(13,933)	1,545,904	3,056,673	207,199	(482)	(66,904)	203,946

Net gain (loss) on investments	447,124	(14,594)	1,238,547	4,097,408	(9,260)	(438)	58,034	121,202

Reinvested capital gains	33,871	21,213	-	2,139,672	-	162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$486,808	9,354	1,378,308	6,723,192	227,627	(150)	60,688	127,742

Investment Activity:	AVCDI	AVHY1	AVIE	AVMCCI	ALVGIA	ALVIVA	ALVSVA	ACVIG
Reinvested dividends	$-	39,472	673,202	550	-	536,546	40,783	245,165
Asset charges (note 3)	(14,089)	(484)	(68,052)	(87)	(17,748)	(41,835)	(8,590)	(6,512)

Net investment income (loss)	(14,089)	38,988	605,150	463	(17,748)	494,711	32,193	238,653

Realized gain (loss) on investments	(1,416,091)	3,980	(2,802,187)	598	(1,294,162)	593,155	(226,218)	(375,341)
Change in unrealized gain (loss) on investments	2,940,474	(15,654)	5,889,133	13,011	2,586,997	(715,148)	2,297,123	2,264,346

Net gain (loss) on investments	1,524,383	(11,674)	3,086,946	13,609	1,292,835	(121,993)	2,070,905	1,889,005

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,510,294	27,314	3,692,096	14,072	1,275,087	372,718	2,103,098	2,127,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$519,194	373,444	83,170	4,815	896,573	-	9,795	159,803
Asset charges (note 3)	-	(32,720)	(1,782)	(1,222)	(40,112)	(3,462)	(2,082)	(42,196)

Net investment income (loss)	519,194	340,724	81,388	3,593	856,461	(3,462)	7,713	117,607

Realized gain (loss) on investments	54,863	(114,692)	(10,766)	(29,018)	(12,637,551)	198,888	(50,141)	(4,941,906)
Change in unrealized gain (loss) on investments	968,994	1,625,362	565,974	153,537	17,323,542	195,418	357,857	11,513,004

Net gain (loss) on investments	1,023,857	1,510,670	555,208	124,519	4,685,991	394,306	307,716	6,571,098

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,543,051	1,851,394	636,596	128,112	5,542,452	390,844	315,429	6,688,705

Investment Activity:	DSIF	DSRG	DCAP	DSC	DVIV	SVSSVB	SVSHEB	FVCA2P
Reinvested dividends	$4,708,861	90,237	511,997	4,743	421,863	15,522	5,197	6,453
Asset charges (note 3)	(372,942)	(1,401)	(20,346)	-	(50,355)	(3,532)	(693)	-

Net investment income (loss)	4,335,919	88,836	491,651	4,743	371,508	11,990	4,504	6,453

Realized gain (loss) on investments	(5,752,564)	321,718	(691,095)	(88,907)	(3,086,519)	7,531	66,688	(4,068)
Change in unrealized gain (loss) on investments	36,844,292	988,748	3,577,649	261,421	3,650,644	339,495	(56,528)	88,407

Net gain (loss) on investments	31,091,728	1,310,466	2,886,554	172,514	564,125	347,026	10,160	84,339

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,427,647	1,399,302	3,378,205	177,257	935,633	359,016	14,664	90,792

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FALF	FVMOS	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$3,510	26,523	1,791,732	718,266	31,690	1,065,555	37,462	149,468
Asset charges (note 3)	-	-	(40,991)	(141,117)	-	(49,446)	(151)	(6,283)

Net investment income (loss)	3,510	26,523	1,750,741	577,149	31,690	1,016,109	37,311	143,185

Realized gain (loss) on investments	(68,794)	(33,427)	(10,753)	(28,369,710)	(2,058,408)	(4,211,956)	(107,049)	(286,515)
Change in unrealized gain (loss) on investments	72,384	14,290	1,247,838	48,385,295	3,538,726	11,998,977	248,709	1,059,262

Net gain (loss) on investments	3,590	(19,137)	1,237,085	20,015,585	1,480,318	7,787,021	141,660	772,747

Reinvested capital gains	-	-	-	28,176	-	-	34,632	52,594

Net increase (decrease) in contract owners’ equity resulting from operations	$7,100	7,386	2,987,826	20,620,910	1,512,008	8,803,130	213,603	968,526

Investment Activity:	FF30S	FGIS	FGOS	FGS	FHIS	FHISR	FIP	FIGBS
Reinvested dividends	$71,096	442	1,287	109,207	1,106,839	304,869	456,597	1,379,019
Asset charges (note 3)	(1,476)	(131)	(1,822)	(49,087)	(14,554)	-	(13,780)	(30,407)

Net investment income (loss)	69,620	311	(535)	60,120	1,092,285	304,869	442,817	1,348,612

Realized gain (loss) on investments	(240,063)	6,179	220,059	(83,728)	(401,720)	408,502	(202,734)	266,091
Change in unrealized gain (loss) on investments	647,309	315	1,589,853	13,386,883	1,181,040	(221,319)	992,191	(343,681)

Net gain (loss) on investments	407,246	6,494	1,809,912	13,303,155	779,320	187,183	789,457	(77,590)

Reinvested capital gains	26,398	-	-	213,529	-	-	80,011	437,020

Net increase (decrease) in contract owners’ equity resulting from operations	$503,264	6,805	1,809,377	13,576,804	1,871,605	492,052	1,312,285	1,708,042

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FMCS	FOS	FOSR	FVSS	FF15S	FF25S	FTVIS2	FTVRDI
Reinvested dividends	$116,533	317,177	151,475	16,417	42,699	23,895	261,705	186,190
Asset charges (note 3)	(36,226)	(40,187)	-	(950)	(3,880)	(2,334)	-	-

Net investment income (loss)	80,307	276,990	151,475	15,467	38,819	21,561	261,705	186,190

Realized gain (loss) on investments	(1,086,575)	(3,589,756)	(962,768)	(380,239)	103,389	28,660	(278,994)	1,127
Change in unrealized gain (loss) on investments	11,623,565	6,151,870	2,260,405	1,277,589	50,776	105,698	502,274	1,859,503

Net gain (loss) on investments	10,536,990	2,562,114	1,297,637	897,350	154,165	134,358	223,280	1,860,630

Reinvested capital gains	135,969	46,644	22,276	-	22,330	6,479	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,753,266	2,885,748	1,471,388	912,817	215,314	162,398	484,985	2,046,820

Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2
Reinvested dividends	$93,383	36,870	2,424	85,554	31,666	212,986	83,653	48,187
Asset charges (note 3)	-	(11,213)	(398)	-	-	(25,124)	-	(11,855)

Net investment income (loss)	93,383	25,657	2,026	85,554	31,666	187,862	83,653	36,332

Realized gain (loss) on investments	(561,766)	(68,097)	11,626	(861,147)	(23,051)	(2,047,726)	(301,713)	65,901
Change in unrealized gain (loss) on investments	3,017,088	1,414,910	8,457	1,582,406	116,020	2,720,805	665,144	802,304

Net gain (loss) on investments	2,455,322	1,346,813	20,083	721,259	92,969	673,079	363,431	868,205

Reinvested capital gains	-	-	-	-	-	-	-	8,717

Net increase (decrease) in contract owners’ equity resulting from operations	$2,548,705	1,372,470	22,109	806,813	124,635	860,941	447,084	913,254

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FTVGI3	FTVFA2	GVMCE	SBVSG	BNCAI	AMGP	AMCG	AMTP
Reinvested dividends	$119,496	7,656	314,456	-	-	7,708	-	25,173
Asset charges (note 3)	-	-	(110,955)	(471)	(23,730)	(2,761)	(12,744)	(5,056)

Net investment income (loss)	119,496	7,656	203,501	(471)	(23,730)	4,947	(12,744)	20,117

Realized gain (loss) on investments	245,111	20,260	(4,619,559)	42,700	(486,045)	(52,136)	(324,725)	398,708
Change in unrealized gain (loss) on investments	708,982	1,483	15,374,155	3,268	3,126,422	357,862	1,793,966	90,998

Net gain (loss) on investments	954,093	21,743	10,754,596	45,968	2,640,377	305,726	1,469,241	489,706

Reinvested capital gains	21,763	29	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,095,352	29,428	10,958,097	45,497	2,616,647	310,673	1,456,497	509,823

Investment Activity:	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI
Reinvested dividends	$27,171	-	903	145,948	223,304	694,871	69,445	24,995
Asset charges (note 3)	(8,308)	(1,869)	-	(106,290)	-	(84,250)	-	-

Net investment income (loss)	18,863	(1,869)	903	39,658	223,304	610,621	69,445	24,995

Realized gain (loss) on investments	(35,559)	(143,543)	(219,013)	1,013,283	(506,394)	(1,974,775)	(200,323)	(280,275)
Change in unrealized gain (loss) on investments	872,086	454,102	720,728	5,254,291	2,706,776	8,507,156	296,349	307,950

Net gain (loss) on investments	836,527	310,559	501,715	6,267,574	2,200,382	6,532,381	96,026	27,675

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$855,390	308,690	502,618	6,307,232	2,423,686	7,143,002	165,471	52,670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVRRA
Reinvested dividends	$295,457	28,669	-	157,067	114,728	31,460	1,136,377	1,162,948
Asset charges (note 3)	(9,816)	-	(14,654)	(4,078)	(2,334)	(764)	(146,039)	(187,269)

Net investment income (loss)	285,641	28,669	(14,654)	152,989	112,394	30,696	990,338	975,679

Realized gain (loss) on investments	(116,047)	(209,465)	11,310	(3,787)	52,148	75,657	241,229	317,077
Change in unrealized gain (loss) on investments	3,808,825	1,112,371	5,664,838	118,807	1,419	129,492	1,881,278	3,930,175

Net gain (loss) on investments	3,692,778	902,906	5,676,148	115,020	53,567	205,149	2,122,507	4,247,252

Reinvested capital gains	-	-	-	-	-	14,971	230,508	780,456

Net increase (decrease) in contract owners’ equity resulting from operations	$3,978,419	931,575	5,661,494	268,009	165,961	250,816	3,343,353	6,003,387

Investment Activity:	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVVIB	PVTVB
Reinvested dividends	$6,202,680	8,241	991,467	11,812	39,408	10	19	17,709
Asset charges (note 3)	(558,648)	(2,797)	(37,131)	-	-	(8)	(129)	-

Net investment income (loss)	5,644,032	5,444	954,336	11,812	39,408	2	(110)	17,709

Realized gain (loss) on investments	6,713,624	405,607	2,035,090	(125,402)	(266,079)	877	34,847	204,446
Change in unrealized gain (loss) on investments	(6,400,019)	(151,076)	(222,972)	211,614	330,023	104	(30,219)	23,834

Net gain (loss) on investments	313,605	254,531	1,812,118	86,212	63,944	981	4,628	228,280

Reinvested capital gains	10,775,489	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,733,126	259,975	2,766,454	98,024	103,352	983	4,518	245,989

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VKVGR2	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2	TRMCG2	TRNAG1
Reinvested dividends	$75,922	764,600	362	-	1,137,906	-	-	37,396
Asset charges (note 3)	(1,993)	(89,902)	(580)	(844)	(152,976)	(3,470)	(49,191)	(39,929)

Net investment income (loss)	73,929	674,698	(218)	(844)	984,930	(3,470)	(49,191)	(2,533)

Realized gain (loss) on investments	218,884	(4,167,787)	31,737	644,331	(8,864,178)	14,364	(878,331)	1,769,354
Change in unrealized gain (loss) on investments	(91,262)	14,605,283	19,394	(103,159)	17,190,432	291,793	5,235,037	1,239,828

Net gain (loss) on investments	127,622	10,437,496	51,131	541,172	8,326,254	306,157	4,356,706	3,009,182

Reinvested capital gains	-	-	-	-	-	-	1,137,324	430,055

Net increase (decrease) in contract owners’ equity resulting from operations	$201,551	11,112,194	50,913	540,328	9,311,184	302,687	5,444,839	3,436,704

Investment Activity:	TRPSB1	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$36,497	119,002	112,351	47,377	42,604	61,224	32,243	-
Asset charges (note 3)	(3,050)	(14,901)	(41,644)	(3,398)	(3,302)	(7,638)	(7,769)	(235)

Net investment income (loss)	33,447	104,101	70,707	43,979	39,302	53,586	24,474	(235)

Realized gain (loss) on investments	111,884	(1,763,348)	(2,508,620)	27,507	(69,409)	(234,731)	(90,542)	680
Change in unrealized gain (loss) on investments	31,772	6,164,743	12,459,821	99,161	167,125	735,299	967,111	44,555

Net gain (loss) on investments	143,656	4,401,395	9,951,201	126,668	97,716	500,568	876,569	45,235

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,103	4,505,496	10,021,908	170,647	137,018	554,154	901,043	45,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VVSTC	VVHGB	WRASP	WRGP	WRRESP	WRSTP	SVDF	SVOF
Reinvested dividends	$100,191	-	77,144	6,838	24,392	-	-	67,110
Asset charges (note 3)	(7,188)	(1,056)	(3,746)	(1,744)	(1,949)	(2,973)	(2,609)	(16,793)

Net investment income (loss)	93,003	(1,056)	73,398	5,094	22,443	(2,973)	(2,609)	50,317

Realized gain (loss) on investments	36,207	(1,942)	352,254	36,816	190,398	105,218	44,430	(87,189)
Change in unrealized gain (loss) on investments	40,466	(33,980)	320,015	120,236	82,275	(10,642)	892,940	1,859,409

Net gain (loss) on investments	76,673	(35,922)	672,269	157,052	272,673	94,576	937,370	1,772,220

Reinvested capital gains	-	-	-	-	-	42,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$169,676	(36,978)	745,667	162,146	295,116	134,532	934,761	1,822,537

Investment Activity:	WFVSCG
Reinvested dividends	$-
Asset charges (note 3)	(8,728)

Net investment income (loss)	(8,728)

Realized gain (loss) on investments	989,167
Change in unrealized gain (loss) on investments	255,038

Net gain (loss) on investments	1,244,205

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,235,477

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		AMVAA2		AMVBD2		AMVGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$48,051,537	61,056,529	22,546	24,779	31,519	23,552	16,437	966
Realized gain (loss) on investments	(169,061,674)	(358,177,114)	(66,157)	(65,240)	34,343	(15,359)	120,547	(186,340)
Change in unrealized gain (loss) on investments	564,262,211	1,008,719,318	196,109	289,232	(12,968)	72,580	77,067	452,147
Reinvested capital gains	23,983,582	50,615,249	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	467,235,656	762,213,982	152,498	248,771	52,894	80,773	214,051	266,773

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	249,444,820	272,284,700	132,641	121,519	14,019	60,167	10,148	63,208
Transfers between funds	-	-	(38,102)	233,650	250,685	172,236	103,700	348,701
Surrenders (note 6)	(247,893,625)	(355,058,443)	(112,008)	(9,371)	-	(3,527)	-	-
Death Benefits (note 4)	(12,114,304)	(11,445,523)	(7,934)	(1,226)	(996)	(3,035)	(1,102)	(1,736)
Net policy repayments (loans) (note 5)	(1,195,759)	(3,094,048)	(7,927)	(20,918)	(16,183)	-	(16,514)	-
Deductions for surrender charges (note 2d)	(3,091,806)	(4,834,935)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(113,435,370)	(123,944,193)	(46,888)	(44,645)	(9,836)	(9,281)	(7,842)	(4,710)
Asset charges (note 3):
FPVUL & VEL contracts	(5,244,610)	(4,763,557)	(781)	(2,191)	(49)	(75)	(1)	(925)
MSP contracts	(284,267)	(257,792)	-	(132)	-	(1)	-	(25)
SL contracts or LSFP contracts	(802,521)	(865,995)	-	(736)	-	-	-	(171)
Adjustments to maintain reserves	906,192	(316,113)	5	2,490	(18)	63	27	1,124

Net equity transactions	(133,711,250)	(232,295,899)	(80,994)	278,440	237,622	216,547	88,416	405,466

Net change in contract owners’ equity	333,524,406	529,918,083	71,504	527,211	290,516	297,320	302,467	672,239
Contract owners’ equity beginning of period	3,763,821,378	3,233,903,295	1,322,260	795,049	863,837	566,517	920,818	248,579

Contract owners’ equity end of period	$4,097,345,784	3,763,821,378	1,393,764	1,322,260	1,154,353	863,837	1,223,285	920,818

CHANGES IN UNITS:
Beginning units	293,757,661	307,038,686	156,977	116,841	84,585	62,336	113,530	49,331
Units purchased	74,642,038	64,050,669	21,571	51,072	25,471	23,944	15,137	68,718
Units redeemed	(89,430,018)	(77,331,694)	(31,268)	(10,936)	(3,638)	(1,695)	(5,201)	(4,519)

Ending units	278,969,681	293,757,661	147,280	156,977	106,418	84,585	123,466	113,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMVGR2		MLVLC2		MLVGA2		CVSSE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,133	6,819	12,831	13,799	63,465	33,614	(204)	528
Realized gain (loss) on investments	34,614	(308,612)	50,459	(325,237)	90,734	9,083	(6,435)	(22,950)
Change in unrealized gain (loss) on investments	243,725	783,659	87,026	604,305	330,292	61,427	43,284	49,279
Reinvested capital gains	-	-	-	-	31,733	-	-	9,784

Net increase (decrease) in contract owners’ equity resulting from operations	288,472	481,866	150,316	292,867	516,224	104,124	36,645	36,641

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	102	66,140	116,342	144,241	327,401	206,933	2,685	1,239
Transfers between funds	109,186	393,875	297,757	204,761	2,773,995	2,696,159	19,173	56,921
Surrenders (note 6)	-	-	(91,783)	(39,389)	(186,160)	(3,828)	(83)	(2)
Death Benefits (note 4)	(2,333)	(5,180)	(885)	(1,174)	-	-	(1,059)	(873)
Net policy repayments (loans) (note 5)	(31,460)	-	(1,852)	(2,560)	(33,527)	(991)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(3,736)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,552)	(11,775)	(25,435)	(30,948)	(176,055)	(23,364)	(2,063)	(1,464)
Asset charges (note 3):
FPVUL & VEL contracts	-	(6,921)	(123)	(93,144)	(12,542)	(32,194)	-	(748)
MSP contracts	-	(46)	-	(2,003)	(267)	(518)	-	(112)
SL contracts or LSFP contracts	-	(2,326)	-	(15,179)	(4,288)	(3,465)	-	(58)
Adjustments to maintain reserves	33	9,307	149	110,301	(233)	33,704	9	934

Net equity transactions	62,976	443,073	294,170	274,906	2,684,588	2,872,437	18,662	55,837

Net change in contract owners’ equity	351,448	924,939	444,486	567,773	3,200,812	2,976,561	55,307	92,478
Contract owners’ equity beginning of period	1,772,579	847,640	1,474,245	906,472	2,976,561	-	206,165	113,687

Contract owners’ equity end of period	$2,124,027	1,772,579	1,918,731	1,474,245	6,177,373	2,976,561	261,472	206,165

CHANGES IN UNITS:
Beginning units	226,599	150,751	138,588	103,948	244,329	-	14,173	10,503
Units purchased	11,392	78,538	44,933	67,765	249,092	247,162	1,650	5,351
Units redeemed	(8,730)	(2,690)	(17,715)	(33,125)	(31,957)	(2,833)	(458)	(1,681)

Ending units	229,261	226,599	165,806	138,588	461,464	244,329	15,365	14,173

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CSIEF3		WSCP		DAVVL		OGGO
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$270	(15)	2,722	(30)	26,849	13,085	(6,723)	(5,642)
Realized gain (loss) on investments	2,478	2,566	33,671	10,414	354,968	(143,939)	280,247	(102,721)
Change in unrealized gain (loss) on investments	138,462	(1,024)	215,891	124,758	(133,085)	715,824	463,624	1,006,472
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,210	1,527	252,284	135,142	248,732	584,970	737,148	898,109

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,136	4,816	79,178	36,205	292,907	148,479	1,623	24,312
Transfers between funds	449,201	462,115	63,942	998,589	(123,019)	991,950	438,245	(358,578)
Surrenders (note 6)	(15,200)	-	(207,977)	(13,685)	(5,752)	(18,571)	(110,832)	(384,949)
Death Benefits (note 4)	-	-	-	-	(10,084)	(12,457)	(4,607)	-
Net policy repayments (loans) (note 5)	(3,585)	-	14,983	828	(12,105)	(18,200)	(981)	66,622
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,196)	(668)	(52,530)	(13,927)	(36,959)	(30,638)	(47,213)	(53,929)
Asset charges (note 3):
FPVUL & VEL contracts	(1,276)	(61,176)	(3,360)	(64,855)	(1,686)	(12,506)	-	(18,826)
MSP contracts	(10)	(1,596)	(106)	(2,355)	-	(147)	-	(476)
SL contracts or LSFP contracts	(12)	(12,063)	(579)	(11,255)	-	(792)	-	(5,204)
Adjustments to maintain reserves	1,032	71,614	(102,126)	25,001	2,095	12,611	102	24,521

Net equity transactions	407,090	463,041	(208,575)	954,546	105,397	1,059,730	276,337	(706,507)

Net change in contract owners’ equity	548,300	464,568	43,709	1,089,688	354,129	1,644,700	1,013,485	191,602
Contract owners’ equity beginning of period	464,568	-	1,089,688	-	2,092,544	447,844	2,937,855	2,746,253

Contract owners’ equity end of period	$1,012,868	464,568	1,133,397	1,089,688	2,446,673	2,092,544	3,951,340	2,937,855

CHANGES IN UNITS:
Beginning units	45,958	-	100,191	-	273,828	76,781	177,271	237,302
Units purchased	52,435	46,164	12,817	103,318	46,348	211,685	21,582	17,698
Units redeemed	(9,046)	(206)	(21,962)	(3,127)	(35,945)	(14,638)	(8,741)	(77,729)

Ending units	89,347	45,958	91,046	100,191	284,231	273,828	190,112	177,271

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JPMMV1		JABS		JACAS		JAGTS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,844	(163)	290,539	246,771	64,015	(45,297)	-	-
Realized gain (loss) on investments	26,764	180	439,703	(795,610)	1,885,956	1,745,282	20,465	-
Change in unrealized gain (loss) on investments	4,223	41,137	173,573	2,248,632	1,660,766	16,558,142	176,686	-
Reinvested capital gains	-	-	-	320,012	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,831	41,154	903,815	2,019,805	3,610,737	18,258,127	197,151	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(11)	-	501,957	301,338	3,768,440	4,174,879	509,656	-
Transfers between funds	(78,656)	129,774	637,059	3,968,776	2,057,685	(308,597)	1,048,774	-
Surrenders (note 6)	-	-	(525,946)	(508,732)	(3,133,700)	(2,929,548)	(83,333)	-
Death Benefits (note 4)	(123)	-	(17,291)	(2,997)	(135,292)	(39,874)	(1,045)	-
Net policy repayments (loans) (note 5)	-	-	(3,518)	(28,182)	(762,945)	(372,161)	92,481	-
Deductions for surrender charges (note 2d)	-	-	(1,613)	(9,173)	(38,022)	(77,596)	(384)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,401)	(1,212)	(272,081)	(228,396)	(1,833,997)	(1,994,792)	(40,140)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	(9,691)	(9,139)	(18,187)	(100,018)	(4,075)	(1,858)	-
MSP contracts	-	(474)	(38)	(371)	(2,325)	(54)	-	-
SL contracts or LSFP contracts	-	(2,637)	(1,820)	(2,646)	(13,044)	(509)	(106)	-
Adjustments to maintain reserves	(2)	12,808	(10)	12,876	(4,142)	(106,141)	(237)	-

Net equity transactions	(81,193)	128,568	307,560	3,484,306	(197,360)	(1,658,469)	1,523,808	-

Net change in contract owners’ equity	(48,362)	169,722	1,211,375	5,504,111	3,413,377	16,599,658	1,720,959	-
Contract owners’ equity beginning of period	169,722	-	11,748,349	6,244,238	56,731,236	40,131,578	-	-

Contract owners’ equity end of period	$121,360	169,722	12,959,724	11,748,349	60,144,613	56,731,236	1,720,959	-

CHANGES IN UNITS:
Beginning units	13,479	-	695,173	463,743	5,472,899	5,646,789	-	-
Units purchased	-	13,589	110,363	296,842	736,565	654,414	162,312	-
Units redeemed	(5,638)	(110)	(95,828)	(65,412)	(745,554)	(828,304)	(10,725)	-

Ending units	7,841	13,479	709,708	695,173	5,463,910	5,472,899	151,587	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS		JAIGS2		JAIGS		JAMVS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,694)	(4,489)	139,019	75,197	241,477	140,819	1,205	-
Realized gain (loss) on investments	516,960	236,968	(208,457)	(1,003,544)	741,576	2,092,288	4,709	-
Change in unrealized gain (loss) on investments	2,018,995	4,251,296	5,882,163	10,228,555	12,993,882	26,292,193	51,561	-
Reinvested capital gains	-	-	-	507,630	-	1,524,193	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,529,261	4,483,775	5,812,725	9,807,838	13,976,935	30,049,493	57,475	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	265,864	852,053	3,078,690	2,863,554	946,066	1,683,512	36,863	-
Transfers between funds	(485,648)	9,727	1,558,932	1,596,794	(3,697,255)	(8,108,119)	395,220	-
Surrenders (note 6)	(832,271)	(927,179)	(2,212,694)	(1,171,640)	(4,411,633)	(1,902,180)	-	-
Death Benefits (note 4)	(30,098)	(8,625)	(77,739)	(9,652)	(142,987)	(566,649)	-	-
Net policy repayments (loans) (note 5)	(302,799)	5,616	(289,490)	(113,704)	(405,123)	(463,301)	-	-
Deductions for surrender charges (note 2d)	(5,975)	(36,357)	(34,759)	(65,642)	(10,879)	(39,431)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(555,410)	(613,362)	(1,221,542)	(1,062,455)	(1,350,641)	(1,444,266)	(2,341)	-
Asset charges (note 3):
FPVUL & VEL contracts	(33,674)	(38,036)	(87,302)	(683)	(71,430)	(11,786)	-	-
MSP contracts	(619)	(1,255)	(2,312)	-	(3,032)	(3,575)	-	-
SL contracts or LSFP contracts	(2,228)	(5,875)	(12,779)	-	(10,254)	(2,443)	-	-
Adjustments to maintain reserves	678	10,179	1,991	(74,252)	(11,339)	(56,781)	5	-

Net equity transactions	(1,982,180)	(753,115)	700,996	1,962,320	(9,168,507)	(10,915,019)	429,747	-

Net change in contract owners’ equity	547,081	3,730,660	6,513,721	11,770,158	4,808,428	19,134,474	487,222	-
Contract owners’ equity beginning of period	11,844,065	8,113,405	23,819,114	12,048,956	61,294,985	42,160,511	-	-

Contract owners’ equity end of period	$12,391,146	11,844,065	30,332,835	23,819,114	66,103,413	61,294,985	487,222	-

CHANGES IN UNITS:
Beginning units	2,576,599	2,764,915	1,868,731	1,692,770	3,903,753	4,806,329	-	-
Units purchased	159,422	392,025	369,316	440,345	197,872	273,003	46,745	-
Units redeemed	(564,869)	(580,341)	(334,675)	(264,384)	(727,121)	(1,175,579)	(245)	-

Ending units	2,171,152	2,576,599	1,903,372	1,868,731	3,374,504	3,903,753	46,500	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	LZREMS		LOVMCV		MIGIC		MVRISC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$75,470	-	2,641	3,583	14,365	20,378	7,250	3,758
Realized gain (loss) on investments	67,842	-	287,966	(470,487)	7,810	(119,540)	(10,221)	(9,041)
Change in unrealized gain (loss) on investments	560,987	-	(15,216)	733,471	357,498	1,031,933	70,928	106,342
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	704,299	-	275,391	266,567	379,673	932,771	67,957	101,059

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	332,627	-	89,543	52,322	242,908	308,957	63,618	84,935
Transfers between funds	7,077,998	-	(212,360)	93,047	(163,657)	(177,095)	23,371	243,655
Surrenders (note 6)	-	-	(113,258)	(81,151)	(108,377)	(144,174)	(28,917)	-
Death Benefits (note 4)	(8,484)	-	(4,482)	(246)	(4,464)	(6,809)	-	-
Net policy repayments (loans) (note 5)	(72,904)	-	(803)	(35,760)	(63,844)	(4,778)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(8,135)	(18,020)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,317)	-	(24,185)	(23,317)	(180,912)	(195,706)	(14,090)	(9,423)
Asset charges (note 3):
FPVUL & VEL contracts	(138)	-	(165)	(8,867)	(13,894)	(14,802)	(49)	(20,050)
MSP contracts	-	-	-	(915)	(176)	(1,100)	-	(1,260)
SL contracts or LSFP contracts	-	-	-	(2,247)	(697)	(3,145)	-	(5,533)
Adjustments to maintain reserves	(185)	-	133	12,046	42	5,683	36	26,846

Net equity transactions	7,313,597	-	(265,577)	4,912	(301,206)	(250,989)	43,969	319,170

Net change in contract owners’ equity	8,017,896	-	9,814	271,479	78,467	681,782	111,926	420,229
Contract owners’ equity beginning of period	-	-	1,303,483	1,032,004	3,320,118	2,638,336	663,668	243,439

Contract owners’ equity end of period	$8,017,896	-	1,313,297	1,303,483	3,398,585	3,320,118	775,594	663,668

CHANGES IN UNITS:
Beginning units	-	-	134,346	134,578	237,765	263,673	84,128	40,234
Units purchased	712,911	-	16,557	21,529	17,940	28,331	11,683	45,527
Units redeemed	(8,784)	-	(42,935)	(21,761)	(39,314)	(54,239)	(6,632)	(1,633)

Ending units	704,127	-	107,968	134,346	216,391	237,765	89,179	84,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFIC		MVFSC		MVIVSC		MSVFI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$105,911	77,213	49,632	29,301	182,521	(677)	152,267	240,723
Realized gain (loss) on investments	(242,905)	(563,326)	173,246	(105,731)	(93,156)	28,429	(70,775)	(123,741)
Change in unrealized gain (loss) on investments	958,030	1,787,278	365,978	839,404	1,578,836	(29,554)	90,701	136,733
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	821,036	1,301,165	588,856	762,974	1,668,201	(1,802)	172,193	253,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	537,510	696,007	397,640	181,598	(217,964)	3,065	159,141	206,165
Transfers between funds	398,804	449,084	2,388,705	877,781	16,022,249	3,039,919	(135,198)	(460,391)
Surrenders (note 6)	(504,623)	(246,925)	(152,659)	(9,776)	(76,258)	-	(81,672)	(84,373)
Death Benefits (note 4)	(36,760)	(14,795)	-	(2,279)	(16,546)	-	(211)	-
Net policy repayments (loans) (note 5)	(7,690)	(50,255)	(9,352)	-	-	-	(23,432)	(109,745)
Deductions for surrender charges (note 2d)	(6,687)	(9,796)	-	-	-	-	(4,714)	(4,794)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(304,177)	(334,244)	(114,977)	(84,084)	(227,272)	(3,374)	(135,090)	(178,900)
Asset charges (note 3):
FPVUL & VEL contracts	(20,863)	(5,463)	(1,359)	(14,501)	(29)	(32,390)	(9,160)	(10,343)
MSP contracts	(593)	(723)	-	(836)	-	(490)	(486)	(569)
SL contracts or LSFP contracts	(5,619)	(989)	-	(1,770)	-	(4,373)	(1,763)	(631)
Adjustments to maintain reserves	(20)	(16,326)	73	16,247	393,235	37,253	225	(1,368)

Net equity transactions	49,282	465,575	2,508,071	962,380	15,877,415	3,039,611	(232,360)	(644,950)

Net change in contract owners’ equity	870,318	1,766,740	3,096,927	1,725,354	17,545,616	3,037,809	(60,167)	(391,235)
Contract owners’ equity beginning of period	7,191,846	5,425,106	3,765,237	2,039,883	3,037,809	-	2,501,454	2,892,689

Contract owners’ equity end of period	$8,062,164	7,191,846	6,862,164	3,765,237	20,583,425	3,037,809	2,441,287	2,501,454

CHANGES IN UNITS:
Beginning units	438,770	406,164	467,409	309,365	230,861	-	208,669	264,578
Units purchased	61,462	82,247	334,550	173,178	1,263,642	231,182	15,435	18,987
Units redeemed	(59,228)	(49,641)	(34,322)	(15,134)	(53,347)	(321)	(34,034)	(74,896)

Ending units	441,004	438,770	767,637	467,409	1,441,156	230,861	190,070	208,669

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVEG		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$399,155	737,398	(23,540)	(16,993)	(317)	(694)	489,540	1,068,395
Realized gain (loss) on investments	271,162	(1,492,240)	318,696	(3,580,005)	72,477	(2,036)	(750,645)	(39,285,801)
Change in unrealized gain (loss) on investments	(167,202)	3,233,667	2,519,164	7,296,271	(10,654)	139,072	6,194,105	43,914,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	503,115	2,478,825	2,814,320	3,699,273	61,506	136,342	5,933,000	5,697,547

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	419,139	445,174	102,006	315,242	1,132	25,782	541,390	2,103,699
Transfers between funds	24,553,237	(2,259,258)	(94,798)	(906,840)	(309,141)	34,423	(430,858)	(21,008,864)
Surrenders (note 6)	(1,280,237)	(949,108)	(735,822)	(510,236)	(4,410)	(11,500)	(1,055,295)	(1,869,963)
Death Benefits (note 4)	(11,771)	(16,177)	(4,467)	(2,888)	-	-	(44,647)	(162,578)
Net policy repayments (loans) (note 5)	(21,556)	42,354	17,980	(15,991)	17,981	(1,811)	(129,433)	445,953
Deductions for surrender charges (note 2d)	(4,732)	(21,584)	-	(8,360)	-	-	184	(61,632)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,250)	(361,633)	(157,990)	(207,596)	(6,440)	(4,750)	(356,015)	(1,032,429)
Asset charges (note 3):
FPVUL & VEL contracts	(20,144)	(44,490)	(69)	(6,034)	(18)	(9,486)	93	(5,355)
MSP contracts	(292)	(3,601)	-	(398)	-	(309)	-	(288)
SL contracts or LSFP contracts	(2,491)	(8,157)	-	(370)	-	(1,770)	-	(502)
Adjustments to maintain reserves	(206)	35,414	655	2,436	150	11,572	5,382	(36,850)

Net equity transactions	23,292,697	(3,141,066)	(872,505)	(1,341,035)	(300,746)	42,152	(1,469,199)	(21,628,809)

Net change in contract owners’ equity	23,795,812	(662,241)	1,941,815	2,358,238	(239,240)	178,494	4,463,801	(15,931,262)
Contract owners’ equity beginning of period	9,494,372	10,156,613	9,477,152	7,118,914	379,109	200,615	20,873,165	36,804,427

Contract owners’ equity end of period	$33,290,184	9,494,372	11,418,967	9,477,152	139,869	379,109	25,336,966	20,873,165

CHANGES IN UNITS:
Beginning units	366,568	515,980	1,005,476	1,183,540	45,095	39,408	895,319	1,994,137
Units purchased	698,489	30,123	72,497	168,550	4,892	9,844	48,972	155,566
Units redeemed	(65,724)	(179,535)	(160,104)	(346,614)	(36,437)	(4,157)	(105,618)	(1,254,384)

Ending units	999,333	366,568	917,869	1,005,476	13,550	45,095	838,673	895,319

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAGF3		NVAMV1		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,047	8,672	58,025	457	69,483	2,621	58,669	8,601
Realized gain (loss) on investments	7,759	1,344	10,365	3,912	(143,324)	(177,856)	(26,339)	(184,344)
Change in unrealized gain (loss) on investments	(2,684)	(8,475)	607,953	(760)	670,464	826,043	135,883	472,238
Reinvested capital gains	9,387	1,173	79,381	2,439	-	83,925	-	822

Net increase (decrease) in contract owners’ equity resulting from operations	36,509	2,714	755,724	6,048	596,623	734,733	168,213	297,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,439	859	142,179	73	385,165	417,287	193,074	223,586
Transfers between funds	85,315	261,374	37,090,765	22,416	858,183	174,388	102,002	237,659
Surrenders (note 6)	(26,915)	(3)	(225,001)	-	(207,424)	(211,363)	(292,514)	(287,364)
Death Benefits (note 4)	-	-	-	-	-	-	(43,957)	(45,571)
Net policy repayments (loans) (note 5)	(4,973)	-	(26,427)	-	(11,110)	(15,389)	(28,940)	(7,708)
Deductions for surrender charges (note 2d)	(2,007)	-	(1,023)	-	(19,589)	(3,158)	(4,876)	(10,873)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,732)	(591)	(102,555)	(709)	(250,934)	(254,828)	(139,500)	(151,037)
Asset charges (note 3):
FPVUL & VEL contracts	(520)	(1,055)	(8,125)	(10,765)	(15,075)	(1,653)	(9,235)	(23,426)
MSP contracts	-	-	(326)	(338)	(4,137)	-	(1,010)	(574)
SL contracts or LSFP contracts	(128)	(561)	(1,102)	(1,175)	(6,052)	-	(1,958)	(2,301)
Adjustments to maintain reserves	9	1,534	(124)	12,218	740	(15,740)	(12)	14,608

Net equity transactions	92,488	261,558	36,868,261	21,719	729,767	89,544	(226,926)	(53,000)

Net change in contract owners’ equity	128,997	264,272	37,623,985	27,767	1,326,390	824,277	(58,713)	244,317
Contract owners’ equity beginning of period	264,272	-	27,767	-	3,933,215	3,108,938	2,724,059	2,479,742

Contract owners’ equity end of period	$393,269	264,272	37,651,752	27,767	5,259,605	3,933,215	2,665,346	2,724,059

CHANGES IN UNITS:
Beginning units	23,143	-	2,210	-	405,011	395,090	248,317	253,508
Units purchased	12,386	23,202	2,664,041	2,275	133,707	64,077	50,560	55,238
Units redeemed	(3,711)	(59)	(25,148)	(65)	(55,227)	(54,156)	(69,643)	(60,429)

Ending units	31,818	23,143	2,641,103	2,210	483,491	405,011	229,234	248,317

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$43,712	-	12,128	-	22,997	-	1,860,098	1,774,184
Realized gain (loss) on investments	(339,175)	(356,606)	(669,336)	(992,070)	(84,523)	(294,455)	(1,002,551)	(2,015,466)
Change in unrealized gain (loss) on investments	857,732	1,635,045	1,909,972	2,098,032	307,631	744,397	1,854,148	7,106,133
Reinvested capital gains	-	339,649	-	642,236	-	47,807	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	562,269	1,618,088	1,252,764	1,748,198	246,105	497,749	2,711,695	6,864,851

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	332,115	504,914	665,936	658,595	157,105	286,427	1,066,197	1,211,131
Transfers between funds	(250,877)	373,988	206,945	172,806	133,173	339,677	(664,043)	(619,286)
Surrenders (note 6)	(386,777)	(392,917)	(579,287)	(329,491)	(90,631)	(103,274)	(1,046,482)	(958,302)
Death Benefits (note 4)	(31,906)	(296)	(36,661)	(5,016)	(40,844)	(28,910)	(78,750)	(16,042)
Net policy repayments (loans) (note 5)	(70,922)	(402)	(54,549)	(14,180)	(10,564)	(3,760)	(77,435)	(44,517)
Deductions for surrender charges (note 2d)	(16,348)	(11,024)	(12,661)	(11,601)	(6,277)	(2,545)	(3,427)	(17,868)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(220,572)	(238,358)	(293,451)	(292,525)	(95,446)	(81,550)	(335,635)	(466,772)
Asset charges (note 3):
FPVUL & VEL contracts	(17,231)	(85)	(22,181)	(1,953)	(7,627)	(2,329)	(15,008)	(3,367)
MSP contracts	(1,308)	-	(1,736)	(10)	(782)	(622)	(958)	(173)
SL contracts or LSFP contracts	(2,970)	(182)	(6,365)	(236)	(1,011)	(546)	(1,417)	(526)
Adjustments to maintain reserves	453	(18,687)	306	(22,535)	49	(3,594)	(80)	(12,952)

Net equity transactions	(666,343)	216,951	(133,704)	153,854	37,145	398,974	(1,157,038)	(928,674)

Net change in contract owners’ equity	(104,074)	1,835,039	1,119,060	1,902,052	283,250	896,723	1,554,657	5,936,177
Contract owners’ equity beginning of period	5,782,885	3,947,846	7,086,792	5,184,740	2,324,195	1,427,472	21,178,416	15,242,239

Contract owners’ equity end of period	$5,678,811	5,782,885	8,205,852	7,086,792	2,607,445	2,324,195	22,733,073	21,178,416

CHANGES IN UNITS:
Beginning units	536,732	518,855	789,242	801,346	290,258	232,982	1,191,262	1,266,632
Units purchased	38,545	105,029	93,446	99,059	49,627	95,171	96,720	127,682
Units redeemed	(101,716)	(87,152)	(109,485)	(111,163)	(46,456)	(37,895)	(153,140)	(203,052)

Ending units	473,561	536,732	773,203	789,242	293,429	290,258	1,134,842	1,191,262

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GVGU1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$924,537	981,264	(34,217)	261,334	10,804	148,491	22,283	106,408
Realized gain (loss) on investments	1,542,620	(1,275,133)	(4,893,423)	(10,300,909)	(1,813,522)	(1,938,071)	(879,814)	(932,336)
Change in unrealized gain (loss) on investments	(1,162,778)	3,979,738	8,698,405	21,638,633	4,018,759	7,575,496	759,565	1,013,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,304,379	3,685,869	3,770,765	11,599,058	2,216,041	5,785,916	(97,966)	187,428

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	863,490	1,100,053	597,380	1,016,503	1,271,174	1,295,101	27,362	126,300
Transfers between funds	(456,586)	2,117,915	(2,467,648)	(1,066,354)	273,745	122,614	(2,647,311)	(237,147)
Surrenders (note 6)	(949,364)	(373,588)	(1,859,974)	(1,299,231)	(1,132,074)	(544,992)	(39,987)	(192,221)
Death Benefits (note 4)	(51,218)	(11,357)	(54,066)	(74,865)	(12,552)	(3,736)	(15)	(26,184)
Net policy repayments (loans) (note 5)	(94,591)	(39,857)	(248,487)	359,012	4,184	(87,448)	3,736	(62,636)
Deductions for surrender charges (note 2d)	(28,504)	(14,439)	(4,412)	(9,022)	(32,316)	(49,407)	(306)	(4,338)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(545,419)	(559,369)	(489,985)	(502,866)	(596,941)	(588,338)	(32,880)	(115,873)
Asset charges (note 3):
FPVUL & VEL contracts	(38,622)	(4,441)	(10,969)	(5,093)	(41,923)	(8,000)	(1,755)	(1,102)
MSP contracts	(664)	(891)	(703)	(414)	(6,946)	(2,175)	(99)	(1,279)
SL contracts or LSFP contracts	(5,155)	(43)	(676)	(2,047)	(9,579)	(1,267)	(180)	(169)
Adjustments to maintain reserves	33	(31,771)	638	(3,956)	(6,524)	(36,239)	(14)	(4,061)

Net equity transactions	(1,306,600)	2,182,212	(4,538,902)	(1,588,333)	(289,752)	96,113	(2,691,449)	(518,710)

Net change in contract owners’ equity	(2,221)	5,868,081	(768,137)	10,010,725	1,926,289	5,882,029	(2,789,415)	(331,282)
Contract owners’ equity beginning of period	11,990,373	6,122,292	28,510,202	18,499,477	14,959,380	9,077,351	2,789,415	3,120,697

Contract owners’ equity end of period	$11,988,152	11,990,373	27,742,065	28,510,202	16,885,669	14,959,380	-	2,789,415

CHANGES IN UNITS:
Beginning units	949,161	707,956	1,139,730	1,209,140	818,029	811,502	156,967	189,353
Units purchased	106,225	344,819	36,991	220,942	87,377	110,151	6,506	17,300
Units redeemed	(216,765)	(103,614)	(220,714)	(290,352)	(110,862)	(103,624)	(163,473)	(49,686)

Ending units	838,621	949,161	956,007	1,139,730	794,544	818,029	-	156,967

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GIG		GIG3		NVIE6		GEF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$47,843	55,220	35,622	3,333	4,923	498	38,811	36,162
Realized gain (loss) on investments	133,598	(4,204,394)	71,922	(8,426)	16,572	(24,066)	(206,407)	(329,610)
Change in unrealized gain (loss) on investments	473,917	5,470,605	343,925	469,935	60,048	83,896	583,671	1,154,975
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	655,358	1,321,431	451,469	464,842	81,543	60,328	416,075	861,527

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	471,664	329,073	225,766	84,849	90,166	38,549	333,822	269,031
Transfers between funds	(543,049)	(1,575,185)	(21,378)	3,291,333	521	381,123	(65,366)	(125,089)
Surrenders (note 6)	(232,284)	(353,341)	(202,893)	(161,849)	(14,340)	(631)	(190,608)	(206,567)
Death Benefits (note 4)	(12,200)	(337)	(2,197)	(2,468)	-	-	(27,137)	(11,151)
Net policy repayments (loans) (note 5)	(32,852)	(101,201)	(38,826)	(37,112)	(631)	(380)	(5,175)	8,254
Deductions for surrender charges (note 2d)	(2,328)	(4,438)	(4,197)	(8,466)	(691)	(753)	(1,319)	(4,117)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,216)	(159,684)	(161,176)	(68,246)	(16,045)	(10,371)	(172,750)	(193,558)
Asset charges (note 3):
FPVUL & VEL contracts	(9,654)	(2,753)	(12,172)	(816)	(578)	(120,030)	(12,141)	(3,451)
MSP contracts	(388)	(92)	(736)	-	-	(7,094)	(345)	-
SL contracts or LSFP contracts	(1,220)	(523)	(878)	(44)	(1,269)	(10,207)	(961)	(775)
Adjustments to maintain reserves	2,278	(8,572)	582	(5,763)	8	136,362	175	(8,448)

Net equity transactions	(506,249)	(1,877,053)	(218,105)	3,091,418	57,141	406,568	(141,805)	(275,871)

Net change in contract owners’ equity	149,109	(555,622)	233,364	3,556,260	138,684	466,896	274,270	585,656
Contract owners’ equity beginning of period	5,468,173	6,023,795	3,693,095	136,835	503,904	37,008	3,919,072	3,333,416

Contract owners’ equity end of period	$5,617,282	5,468,173	3,926,459	3,693,095	642,588	503,904	4,193,342	3,919,072

CHANGES IN UNITS:
Beginning units	460,651	656,884	516,240	24,803	70,672	6,719	267,639	285,138
Units purchased	42,369	62,657	50,779	533,829	22,121	65,951	25,612	44,545
Units redeemed	(85,430)	(258,890)	(82,455)	(42,392)	(13,040)	(1,998)	(35,470)	(62,044)

Ending units	417,590	460,651	484,564	516,240	79,753	70,672	257,781	267,639

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVNSR1		NVCRA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$78	64	30,365	10,318	1,767	300	2,346	3,137
Realized gain (loss) on investments	(180)	63	253,245	104,269	20,922	(9,127)	73,149	(89,222)
Change in unrealized gain (loss) on investments	(169)	424	549,952	1,500,363	21,821	31,839	(41,470)	177,395
Reinvested capital gains	-	-	1,269,994	32,649	-	-	57,146	79

Net increase (decrease) in contract owners’ equity resulting from operations	(271)	551	2,103,556	1,647,599	44,510	23,012	91,171	91,389

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,507	-	994,487	433,356	10,115	77,711	160,881	70,724
Transfers between funds	(13,331)	14,487	(330,968)	13,880,272	102,035	52,118	315,756	(58,588)
Surrenders (note 6)	(20)	-	(1,267,530)	(442,410)	(73,609)	-	(48,032)	(5,318)
Death Benefits (note 4)	-	-	(86,967)	(2,899)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(42,071)	(58,007)	(356)	(2,642)	(23,264)	(1,351)
Deductions for surrender charges (note 2d)	-	-	(15,679)	(6,069)	-	-	(2,186)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,508)	(449)	(778,592)	(314,834)	(5,508)	(2,766)	(27,425)	(21,276)
Asset charges (note 3):
FPVUL & VEL contracts	(54)	(132,612)	(55,544)	(51,016)	(244)	(3,724)	(2,334)	(8,326)
MSP contracts	-	(10,008)	(1,510)	(1,462)	-	(150)	(12)	(99)
SL contracts or LSFP contracts	-	(44,660)	(4,854)	(4,184)	(271)	(666)	-	(1,401)
Adjustments to maintain reserves	42	187,269	(1,477)	31,849	(4)	4,314	(8)	8,378

Net equity transactions	(10,364)	14,027	(1,590,705)	13,464,597	32,158	124,194	373,376	(17,257)

Net change in contract owners’ equity	(10,635)	14,578	512,851	15,112,196	76,668	147,206	464,547	74,132
Contract owners’ equity beginning of period	14,578	-	15,113,129	933	178,327	31,121	355,821	281,689

Contract owners’ equity end of period	$3,943	14,578	15,625,980	15,113,129	254,995	178,327	820,368	355,821

CHANGES IN UNITS:
Beginning units	1,087	-	1,906,534	180	21,943	5,037	42,818	43,904
Units purchased	156	1,124	154,869	2,012,080	12,814	21,928	55,442	18,966
Units redeemed	(979)	(37)	(356,284)	(105,726)	(9,367)	(5,022)	(12,514)	(20,052)

Ending units	264	1,087	1,705,119	1,906,534	25,390	21,943	85,746	42,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,923)	14,685	13,324	18,627	15,773	23,286	26,090	32,429
Realized gain (loss) on investments	66,611	(15,424)	60,613	(14,153)	40,000	11,717	124,735	(17,203)
Change in unrealized gain (loss) on investments	4,468,297	138,862	200,530	246,582	8,688	102,299	176,046	350,508
Reinvested capital gains	-	-	84	-	19,495	1,717	-	118

Net increase (decrease) in contract owners’ equity resulting from operations	4,527,985	138,123	274,551	251,056	83,956	139,019	326,871	365,852

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	595,661	54,743	934,851	216,138	269,122	37,034	212,996	213,261
Transfers between funds	128,391,397	206,940	1,549,868	639,089	410,239	559,841	1,026,644	1,142,296
Surrenders (note 6)	(26,258)	(12,629)	(490,082)	(10,056)	(37,990)	(634)	(37,375)	(45,459)
Death Benefits (note 4)	(25,624)	-	-	-	-	-	(27,959)	-
Net policy repayments (loans) (note 5)	578	144	2,855	(79)	(91,681)	(54,901)	(27,936)	770
Deductions for surrender charges (note 2d)	(3,241)	(1,564)	-	-	(1,637)	-	(707)	(1,317)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,287)	(35,947)	(103,545)	(51,183)	(77,387)	(53,581)	(110,717)	(55,287)
Asset charges (note 3):
FPVUL & VEL contracts	(3,038)	(1,129)	(7,214)	(63,773)	(4,743)	(239)	(7,704)	(139)
MSP contracts	(697)	(123)	(323)	(6,332)	(632)	-	(602)	-
SL contracts or LSFP contracts	(740)	(586)	(1,137)	(5,513)	(37)	-	(4,323)	-
Adjustments to maintain reserves	23	(1,466)	(84)	72,068	(8)	(3,952)	(11)	(6,429)

Net equity transactions	128,770,774	208,383	1,885,189	790,358	465,246	483,568	1,022,306	1,247,696

Net change in contract owners’ equity	133,298,759	346,506	2,159,740	1,041,414	549,202	622,587	1,349,177	1,613,548
Contract owners’ equity beginning of period	867,451	520,945	1,557,229	515,815	922,821	300,234	2,247,987	634,439

Contract owners’ equity end of period	$134,166,210	867,451	3,716,969	1,557,229	1,472,023	922,821	3,597,164	2,247,987

CHANGES IN UNITS:
Beginning units	90,423	65,101	172,546	71,014	89,148	32,838	241,583	83,184
Units purchased	10,275,750	31,784	206,656	108,865	65,461	68,059	128,328	171,060
Units redeemed	(21,758)	(6,462)	(12,971)	(7,333)	(21,550)	(11,749)	(22,974)	(12,661)

Ending units	10,344,415	90,423	366,231	172,546	133,059	89,148	346,937	241,583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$27,100	36,889	9,908	12,101	20,139	16,101	5,098	10,487
Realized gain (loss) on investments	127,196	(228,372)	18,357	(454)	37,064	24,773	19,902	21,401
Change in unrealized gain (loss) on investments	385,280	786,425	59,821	75,372	(18,373)	3,669	(15,400)	9,164
Reinvested capital gains	-	1,157	1,756	387	6,641	3,009	5,146	4,977

Net increase (decrease) in contract owners’ equity resulting from operations	539,576	596,099	89,842	87,406	45,471	47,552	14,746	46,029

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	573,439	473,349	154,536	36,982	64,314	88,571	6,422	126
Transfers between funds	1,005,668	811,650	299,274	287,927	246,639	377,679	(16,793)	99,386
Surrenders (note 6)	(105,261)	(70,716)	(14,078)	(3,829)	(236,196)	(58,737)	(7,577)	(27,433)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(25,168)	(205,572)	(2,738)	3,018	(2,684)	(23,576)	(6,132)	11,084
Deductions for surrender charges (note 2d)	(6,804)	(2,110)	-	(1,315)	(1,807)	(1,858)	-	(495)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,370)	(113,766)	(62,579)	(37,482)	(35,823)	(30,317)	(10,947)	(9,267)
Asset charges (note 3):
FPVUL & VEL contracts	(11,747)	(25,864)	(2,223)	(177,468)	(2,144)	(218,074)	(654)	(39,623)
MSP contracts	(2,786)	(6,503)	(1,686)	(32,958)	(83)	(17,170)	-	(16,950)
SL contracts or LSFP contracts	(2,985)	(5,269)	(331)	(28,834)	(1,351)	(29,869)	(50)	(9,733)
Adjustments to maintain reserves	(59)	26,339	(93)	236,770	169	262,749	3	65,479

Net equity transactions	1,271,927	881,539	370,082	282,811	31,034	349,398	(35,728)	72,574

Net change in contract owners’ equity	1,811,503	1,477,638	459,924	370,217	76,505	396,950	(20,982)	118,603
Contract owners’ equity beginning of period	3,020,513	1,542,875	653,525	283,308	607,549	210,599	253,336	134,733

Contract owners’ equity end of period	$4,832,016	3,020,513	1,113,449	653,525	684,054	607,549	232,354	253,336

CHANGES IN UNITS:
Beginning units	345,687	223,705	66,327	33,824	56,157	21,176	21,838	13,545
Units purchased	176,788	178,283	46,209	37,144	35,257	48,659	4,168	13,349
Units redeemed	(35,328)	(56,301)	(9,237)	(4,641)	(32,353)	(13,678)	(7,521)	(5,056)

Ending units	487,147	345,687	103,299	66,327	59,061	56,157	18,485	21,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		GVGF1		GBF		CAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,908,314	3,345,442	7,536	21,040	3,232,434	3,978,157	77,913	67,503
Realized gain (loss) on investments	(58,516,108)	(1,042,850)	630,658	(1,389,231)	1,219,784	947,871	1,389,135	258,366
Change in unrealized gain (loss) on investments	80,596,372	61,992,768	(589,487)	1,963,916	(3,696,043)	(3,501,589)	870,743	3,518,953
Reinvested capital gains	-	-	-	-	4,377,401	1,702,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,988,578	64,295,360	48,707	595,725	5,133,576	3,127,141	2,337,791	3,844,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,203,927	3,727,417	54,089	92,356	4,959,490	5,672,055	1,335,059	1,487,344
Transfers between funds	(244,183,855)	523,446	(2,212,806)	(137,563)	639,340	(9,936,785)	(2,508,177)	631,555
Surrenders (note 6)	(2,090,555)	(2,189,741)	(43,012)	(50,148)	(4,965,009)	(7,206,573)	(1,343,479)	(829,196)
Death Benefits (note 4)	(725,197)	(420,554)	(19)	(20,078)	(252,641)	(278,522)	(61,432)	(44,790)
Net policy repayments (loans) (note 5)	(214,108)	(117,156)	(2,181)	(16,452)	(143,863)	(1,340,648)	(61,828)	(53,927)
Deductions for surrender charges (note 2d)	(34,940)	(48,979)	(815)	(2,234)	(60,528)	(102,837)	(15,256)	(6,668)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,759,043)	(5,027,515)	(25,728)	(77,810)	(3,509,655)	(3,962,145)	(1,012,020)	(1,126,311)
Asset charges (note 3):
FPVUL & VEL contracts	(133,534)	(2,105)	(1,222)	(74,366)	(125,289)	(399,204)	(55,566)	(27,116)
MSP contracts	(7,718)	-	-	(1,784)	(9,614)	(28,447)	(1,471)	(833)
SL contracts or LSFP contracts	(7,771)	(422)	(272)	(13,234)	(28,374)	(90,812)	(3,079)	(3,533)
Adjustments to maintain reserves	5,157	(134,787)	14	85,258	(5,252)	331,445	60	(24,743)

Net equity transactions	(248,947,637)	(3,690,396)	(2,231,952)	(216,055)	(3,501,395)	(17,342,473)	(3,727,189)	1,782

Net change in contract owners’ equity	(224,959,059)	60,604,964	(2,183,245)	379,670	1,632,181	(14,215,332)	(1,389,398)	3,846,604
Contract owners’ equity beginning of period	310,928,783	250,323,819	2,183,245	1,803,575	115,229,652	129,444,984	15,159,793	11,313,189

Contract owners’ equity end of period	$85,969,724	310,928,783	-	2,183,245	116,861,833	115,229,652	13,770,395	15,159,793

CHANGES IN UNITS:
Beginning units	30,335,668	30,738,481	158,071	171,955	6,834,892	7,781,878	1,971,201	1,919,769
Units purchased	353,898	503,102	9,344	20,168	707,441	518,251	171,129	426,516
Units redeemed	(23,644,440)	(905,915)	(167,415)	(34,052)	(893,035)	(1,465,237)	(686,793)	(375,084)

Ending units	7,045,126	30,335,668	-	158,071	6,649,298	6,834,892	1,455,537	1,971,201

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH1		GVGHS		GVIX2		GVIX6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,906	4,802	8,326	6,852	115,097	28,220	11,823	11,544
Realized gain (loss) on investments	(25,626)	(266,588)	24,927	(339,358)	261,254	(315,049)	(58,804)	(260,909)
Change in unrealized gain (loss) on investments	61,559	738,864	11,752	735,726	249,614	632,696	82,237	311,663
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,839	477,078	45,005	403,220	625,965	345,867	35,256	62,298

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	808	30,016	199,265	252,753	336,669	646,085	160,035	54,056
Transfers between funds	(2,759,275)	19,335	(2,545,300)	(110,789)	2,045,710	2,062,529	(30,228)	53,829
Surrenders (note 6)	(127,271)	(93,144)	(129,776)	(230,113)	(44,414)	(15,763)	(28,578)	(47,359)
Death Benefits (note 4)	(562)	(2,710)	(62)	(29,050)	(1,370)	(384)	-	-
Net policy repayments (loans) (note 5)	(19,605)	(34,844)	(6,976)	(101,611)	(26)	-	(4,475)	(7,093)
Deductions for surrender charges (note 2d)	(629)	(2,027)	(4,510)	(7,864)	-	-	(477)	(222)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,065)	(91,239)	(34,676)	(124,256)	(57,032)	(20,798)	(28,472)	(30,805)
Asset charges (note 3):
FPVUL & VEL contracts	(932)	(3,306)	(2,729)	(22,451)	(520)	(3,687)	(1,305)	(6,037)
MSP contracts	(54)	(134)	(25)	(186)	-	(91)	(41)	(105)
SL contracts or LSFP contracts	(139)	(508)	(395)	(2,985)	-	(513)	(926)	(663)
Adjustments to maintain reserves	427	(141)	(80)	16,062	(248)	4,044	1,055	5,027

Net equity transactions	(2,931,297)	(178,701)	(2,525,264)	(360,490)	2,278,769	2,671,422	66,588	20,629

Net change in contract owners’ equity	(2,888,458)	298,377	(2,480,259)	42,730	2,904,734	3,017,289	101,844	82,927
Contract owners’ equity beginning of period	2,888,458	2,590,081	2,480,259	2,437,529	3,672,985	655,696	574,140	491,213

Contract owners’ equity end of period	$-	2,888,458	-	2,480,259	6,577,719	3,672,985	675,984	574,140

CHANGES IN UNITS:
Beginning units	210,934	225,000	222,948	260,983	498,549	114,389	65,290	71,845
Units purchased	4,723	17,451	17,650	30,079	355,316	405,170	28,670	8,895
Units redeemed	(215,657)	(31,517)	(240,598)	(68,114)	(21,567)	(21,010)	(22,480)	(15,450)

Ending units	-	210,934	-	222,948	832,298	498,549	71,480	65,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$445,136	236,550	408	135	534	814	293,347	286,883
Realized gain (loss) on investments	(3,494,307)	(2,064,061)	462	19	5,490	(97)	(28,611)	(1,906,856)
Change in unrealized gain (loss) on investments	6,696,983	6,579,751	2,413	113	5,932	2,401	475,816	2,658,897
Reinvested capital gains	-	1,352,345	142	155	175	650	37,188	94,127

Net increase (decrease) in contract owners’ equity resulting from operations	3,647,812	6,104,585	3,425	422	12,131	3,768	777,740	1,133,051

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,504,750	3,421,525	899	15,052	30,985	6,132	847,965	1,200,182
Transfers between funds	(447,622)	(813,824)	74,869	6,878	(35,266)	116,102	(1,121,396)	(11,116,062)
Surrenders (note 6)	(3,442,951)	(1,229,667)	(5,458)	-	-	-	(730,202)	(604,928)
Death Benefits (note 4)	(276,089)	(30,110)	-	-	-	-	(349,145)	(89,265)
Net policy repayments (loans) (note 5)	(161,597)	(171,112)	-	-	(3,101)	-	(65,817)	(15,355)
Deductions for surrender charges (note 2d)	(125,623)	(130,322)	(867)	-	-	-	(11,614)	(17,463)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,219,949)	(1,376,485)	(1,582)	(403)	(2,804)	(1,073)	(557,454)	(745,672)
Asset charges (note 3):
FPVUL & VEL contracts	(69,948)	(52,214)	(198)	(15,980)	(280)	(29,109)	(26,065)	(88,369)
MSP contracts	(6,340)	(1,028)	-	(375)	-	(632)	(6,853)	(2,405)
SL contracts or LSFP contracts	(5,647)	(7,128)	-	(2,583)	-	(2,601)	(4,130)	(9,818)
Adjustments to maintain reserves	306	(14,530)	(1)	18,908	(39)	32,203	(118)	61,378

Net equity transactions	(3,250,710)	(404,895)	67,662	21,497	(10,505)	121,023	(2,024,829)	(11,427,777)

Net change in contract owners’ equity	397,102	5,699,690	71,087	21,919	1,626	124,791	(1,247,089)	(10,294,726)
Contract owners’ equity beginning of period	27,551,462	21,851,772	21,919	-	124,791	-	14,939,995	25,234,721

Contract owners’ equity end of period	$27,948,564	27,551,462	93,006	21,919	126,417	124,791	13,692,906	14,939,995

CHANGES IN UNITS:
Beginning units	2,059,117	2,076,728	1,883	-	10,225	-	1,116,660	2,076,535
Units purchased	247,836	364,953	6,055	1,921	6,539	10,328	143,851	253,841
Units redeemed	(484,445)	(382,564)	(662)	(38)	(7,518)	(103)	(292,458)	(1,213,716)

Ending units	1,822,508	2,059,117	7,276	1,883	9,246	10,225	968,053	1,116,660

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		GVUS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,580,161	1,014,977	1,369,156	805,174	389,615	295,619	1,392	7,607
Realized gain (loss) on investments	(1,492,261)	(2,373,635)	(1,477,072)	(2,858,759)	(501,352)	(1,269,197)	43,826	(754,822)
Change in unrealized gain (loss) on investments	8,549,098	12,852,063	9,116,754	13,647,980	1,626,837	3,097,306	8,542	1,037,888
Reinvested capital gains	-	1,648,516	-	2,700,488	-	274,021	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,636,998	13,141,921	9,008,838	14,294,883	1,515,100	2,397,749	53,760	290,673

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,692,079	7,127,276	7,140,804	9,615,571	1,034,544	1,548,291	9,668	40,422
Transfers between funds	2,640,107	12,787,935	596,235	(1,802,843)	(239,073)	(472,912)	(1,072,774)	(180,682)
Surrenders (note 6)	(6,896,654)	(4,408,689)	(5,187,616)	(4,307,477)	(1,970,389)	(1,164,612)	(21,384)	(54,298)
Death Benefits (note 4)	(308,956)	(689,935)	(316,951)	(58,020)	(71,319)	(73,371)	(151)	(72)
Net policy repayments (loans) (note 5)	(334,356)	(179,572)	(620,426)	(743,018)	662,459	(38,536)	(1,422)	1,563
Deductions for surrender charges (note 2d)	(122,605)	(18,289)	(331,772)	(382,509)	(62,392)	(24,310)	-	(5,830)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,664,908)	(3,752,452)	(3,688,440)	(3,967,017)	(847,945)	(864,754)	(10,953)	(35,932)
Asset charges (note 3):
FPVUL & VEL contracts	(196,675)	(95,157)	(242,931)	(31,264)	(41,061)	(5,536)	(629)	(2,914)
MSP contracts	(36,952)	(2,713)	(17,709)	(1,551)	(18,222)	(250)	-	(34)
SL contracts or LSFP contracts	(33,156)	(14,206)	(33,400)	(6,792)	(8,427)	(1,075)	(51)	(151)
Adjustments to maintain reserves	13,832	(126,921)	(585)	(222,379)	128	(59,309)	24	864

Net equity transactions	(3,248,244)	10,627,277	(2,702,791)	(1,907,299)	(1,561,697)	(1,156,373)	(1,097,672)	(237,064)

Net change in contract owners’ equity	5,388,754	23,769,198	6,306,047	12,387,584	(46,597)	1,241,376	(1,043,912)	53,609
Contract owners’ equity beginning of period	80,742,826	56,973,628	72,986,606	60,599,022	18,397,421	17,156,045	1,043,912	990,303

Contract owners’ equity end of period	$86,131,580	80,742,826	79,292,653	72,986,606	18,350,824	18,397,421	-	1,043,912

CHANGES IN UNITS:
Beginning units	5,949,215	4,997,828	5,338,316	5,511,580	1,346,685	1,437,268	86,944	110,239
Units purchased	684,022	1,791,447	621,697	889,744	151,446	225,095	12,778	5,672
Units redeemed	(909,904)	(840,060)	(818,796)	(1,063,008)	(259,788)	(315,678)	(99,722)	(28,967)

Ending units	5,723,333	5,949,215	5,141,217	5,338,316	1,238,343	1,346,685	-	86,944

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MCIF		SAM		SAM5		NVMIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$596,139	362,816	(18,127)	35,553	(551,071)	(543,038)	131,546	54,487
Realized gain (loss) on investments	(1,427,533)	(5,522,677)	-	-	-	-	260,184	69,102
Change in unrealized gain (loss) on investments	13,058,095	17,238,205	-	-	-	-	1,891,077	2,136,753
Reinvested capital gains	58,668	1,328,431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,285,369	13,406,775	(18,127)	35,553	(551,071)	(543,038)	2,282,807	2,260,342

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,449,012	3,385,036	9,965,789	13,320,686	61,057,339	60,789,909	1,150,872	507,330
Transfers between funds	(2,119,670)	(3,024,145)	3,510,415	15,786,585	(88,510,786)	(10,495,762)	(465,256)	16,234,491
Surrenders (note 6)	(3,213,551)	(3,404,487)	(22,372,289)	(41,246,434)	(27,365,873)	(110,603,433)	(1,181,422)	(509,590)
Death Benefits (note 4)	(189,413)	(91,735)	(583,265)	(684,404)	(2,129,122)	(982,442)	(114,915)	(3,733)
Net policy repayments (loans) (note 5)	(189,128)	1,362,415	552,041	(37,415)	12,746,229	(5,626,865)	(183,082)	(86,166)
Deductions for surrender charges (note 2d)	(46,380)	(49,758)	(562,710)	(983,194)	-	-	(20,626)	(6,962)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,558,955)	(1,592,471)	(6,563,524)	(8,035,920)	(5,641,586)	(6,939,336)	(960,409)	(399,291)
Asset charges (note 3):
FPVUL & VEL contracts	(85,324)	(6,999)	(349,950)	(8,484)	(10,824)	(1,840)	(65,784)	(240)
MSP contracts	(1,791)	(220)	(24,791)	(363)	-	-	(2,244)	-
SL contracts or LSFP contracts	(13,333)	(1,256)	(67,448)	(841)	-	(119)	(7,402)	-
Adjustments to maintain reserves	(1,192)	(78,517)	(24)	(506,434)	(9,350)	(7,525)	(98)	(30,298)

Net equity transactions	(4,969,725)	(3,502,136)	(16,495,756)	(22,396,218)	(49,863,973)	(73,867,413)	(1,850,366)	15,705,541

Net change in contract owners’ equity	7,315,644	9,904,639	(16,513,883)	(22,360,665)	(50,415,044)	(74,410,451)	432,441	17,965,883
Contract owners’ equity beginning of period	50,488,823	40,584,184	111,488,326	133,848,991	298,223,155	372,633,606	17,972,680	6,797

Contract owners’ equity end of period	$57,804,467	50,488,823	94,974,443	111,488,326	247,808,111	298,223,155	18,405,121	17,972,680

CHANGES IN UNITS:
Beginning units	2,627,179	2,837,215	7,901,022	9,487,421	25,782,567	32,217,849	2,144,940	1,107
Units purchased	164,627	349,791	929,152	2,036,219	5,700,778	9,639,717	150,033	2,274,283
Units redeemed	(382,084)	(559,827)	(2,089,651)	(3,622,618)	(9,989,669)	(16,074,999)	(368,779)	(130,450)

Ending units	2,409,722	2,627,179	6,740,523	7,901,022	21,493,676	25,782,567	1,926,194	2,144,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIVI		GVDIV3		NVMLG1		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,299	20,448	119,439	107,135	3,007	7,951	40,558	20,167
Realized gain (loss) on investments	(137,238)	(168,939)	(802,577)	(1,214,689)	12,681	31,265	243,585	(6,313)
Change in unrealized gain (loss) on investments	170,412	402,617	1,032,832	2,465,427	542,323	260,488	(35,905)	348,841
Reinvested capital gains	-	-	-	-	460,542	-	273,687	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,473	254,126	349,694	1,357,873	1,018,553	299,704	521,925	362,695

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(36)	75	499,639	548,080	688,877	130,936	228,105	146,552
Transfers between funds	(150,355)	(38,052)	(224,406)	(440,786)	9,867,173	2,042,576	3,326,586	3,293,501
Surrenders (note 6)	(40,471)	(41,249)	(462,849)	(392,314)	(635,328)	(47,225)	(300,100)	(235,851)
Death Benefits (note 4)	(1,635)	(698)	(5,466)	(37,159)	(11,633)	-	(3,929)	(10,425)
Net policy repayments (loans) (note 5)	(6,761)	(29,156)	(694)	(30,929)	(131,136)	(11,125)	(33,242)	31,830
Deductions for surrender charges (note 2d)	(742)	(4,206)	(23,382)	(19,706)	(13,189)	(3,342)	(14,767)	(23,322)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,737)	(45,322)	(244,394)	(284,564)	(459,086)	(61,197)	(294,980)	(86,407)
Asset charges (note 3):
FPVUL & VEL contracts	(2,862)	(28,174)	(18,847)	(30,510)	(28,860)	(15,168)	(20,322)	(7,543)
MSP contracts	(151)	(865)	(201)	(1,021)	(806)	(625)	(458)	(131)
SL contracts or LSFP contracts	(326)	(4,589)	(2,935)	(4,250)	(3,206)	(2,031)	(2,119)	(730)
Adjustments to maintain reserves	14	29,887	266	13,718	317	13,737	231,836	1,749

Net equity transactions	(238,062)	(162,350)	(483,269)	(679,441)	9,273,123	2,046,536	3,116,610	3,109,223

Net change in contract owners’ equity	(185,589)	91,776	(133,575)	678,432	10,291,676	2,346,240	3,638,535	3,471,918
Contract owners’ equity beginning of period	1,079,253	987,477	5,612,185	4,933,753	2,361,623	15,383	3,712,063	240,145

Contract owners’ equity end of period	$893,664	1,079,253	5,478,610	5,612,185	12,653,299	2,361,623	7,350,598	3,712,063

CHANGES IN UNITS:
Beginning units	65,225	77,496	556,645	635,373	285,919	2,417	457,649	37,776
Units purchased	-	7	49,191	70,443	1,682,255	300,423	517,153	472,587
Units redeemed	(14,364)	(12,278)	(93,738)	(149,171)	(640,928)	(16,921)	(186,734)	(52,714)

Ending units	50,861	65,225	512,098	556,645	1,327,246	285,919	788,068	457,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(726)	(491)	539	(3)	147,777	51,381	(7,578)	(7,445)
Realized gain (loss) on investments	1,318,796	302,640	16	(1,298)	276,152	79,482	(190,504)	(1,258,724)
Change in unrealized gain (loss) on investments	6,506,187	4,194,989	4,585	(81)	1,070,875	1,177,622	3,000,202	3,866,242
Reinvested capital gains	-	-	3,159	-	530,955	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,824,257	4,497,138	8,299	(1,382)	2,025,759	1,308,485	2,802,120	2,600,073

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,287,835	1,305,582	1,679	8,306	696,496	289,239	806,803	1,212,314
Transfers between funds	(1,706,319)	28,236,353	61,191	(9,194)	(618,682)	10,449,995	(436,432)	(1,054,901)
Surrenders (note 6)	(2,433,960)	(1,192,048)	-	-	(908,932)	(187,446)	(637,200)	(927,758)
Death Benefits (note 4)	(151,328)	(9,723)	-	-	(44,547)	(4,506)	(36,662)	(16,523)
Net policy repayments (loans) (note 5)	(360,784)	(60,331)	(1)	-	(92,054)	(117,765)	(135,631)	44,836
Deductions for surrender charges (note 2d)	(40,146)	(54,604)	-	-	(16,199)	(4,479)	(14,060)	(26,320)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,754,803)	(869,041)	(230)	(156)	(559,504)	(224,981)	(513,369)	(545,165)
Asset charges (note 3):
FPVUL & VEL contracts	(116,642)	(3,463)	-	(8,588)	(41,325)	(8,847)	(32,201)	(9,924)
MSP contracts	(2,410)	(130)	-	(236)	(1,062)	(66)	(765)	(236)
SL contracts or LSFP contracts	(13,656)	(251)	-	(910)	(5,814)	(1,023)	(2,348)	(1,522)
Adjustments to maintain reserves	915	(57,552)	5	9,739	222	(8,711)	(1,192)	(19,070)

Net equity transactions	(4,291,298)	27,294,792	62,644	(1,039)	(1,591,401)	10,181,410	(1,003,057)	(1,344,268)

Net change in contract owners’ equity	3,532,959	31,791,930	70,943	(2,421)	434,358	11,489,895	1,799,063	1,255,805
Contract owners’ equity beginning of period	31,794,932	3,002	-	2,421	11,495,403	5,508	11,685,487	10,429,682

Contract owners’ equity end of period	$35,327,891	31,794,932	70,943	-	11,929,761	11,495,403	13,484,550	11,685,487

CHANGES IN UNITS:
Beginning units	3,983,062	478	-	358	1,303,777	815	903,788	1,029,066
Units purchased	307,231	4,320,422	6,764	1,366	95,013	1,372,216	69,676	120,387
Units redeemed	(800,604)	(337,838)	(25)	(1,724)	(267,784)	(69,254)	(141,460)	(245,665)

Ending units	3,489,689	3,983,062	6,739	-	1,131,006	1,303,777	832,004	903,788

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$195,072	161,893	92,412	81,840	1,234,027	1,203,420	56,009	11,059
Realized gain (loss) on investments	(2,077,629)	(4,761,068)	(11,969,302)	(13,079,026)	(594,018)	(1,276,189)	7,142	17,656
Change in unrealized gain (loss) on investments	10,773,319	12,393,594	26,741,507	30,488,109	1,268,594	2,935,874	8,211	7,478
Reinvested capital gains	-	-	-	-	-	-	10,269	2,224

Net increase (decrease) in contract owners’ equity resulting from operations	8,890,762	7,794,419	14,864,617	17,490,923	1,908,603	2,863,105	81,631	38,417

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,926,942	2,584,925	3,762,418	3,863,358	1,547,503	693,574	7,948	7,932
Transfers between funds	(2,807,124)	(2,566,414)	(14,675,633)	(4,407,046)	4,161,041	186,213	4,989,710	571,571
Surrenders (note 6)	(2,247,641)	(2,633,904)	(4,262,724)	(2,465,530)	(824,406)	(853,573)	-	-
Death Benefits (note 4)	(137,895)	(31,905)	(142,351)	(107,042)	(88,369)	(15,100)	-	-
Net policy repayments (loans) (note 5)	(160,838)	(52,053)	(396,329)	(410,010)	70,738	(68,065)	(22,300)	(31,205)
Deductions for surrender charges (note 2d)	(35,582)	(73,495)	(46,695)	(64,032)	(8,126)	(18,095)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,521,895)	(1,610,014)	(2,010,382)	(2,147,096)	(560,287)	(588,350)	(63,797)	(23,790)
Asset charges (note 3):
FPVUL & VEL contracts	(100,069)	(45,062)	(106,719)	(27,490)	(33,837)	(18,693)	(28)	(17,029)
MSP contracts	(2,653)	(1,625)	(3,073)	(767)	(1,764)	(882)	-	(204)
SL contracts or LSFP contracts	(8,572)	(6,495)	(13,556)	(43,327)	(6,072)	(3,341)	-	(1,885)
Adjustments to maintain reserves	(145)	(46,864)	2,045	(39,833)	(7)	(16,217)	(19)	19,117

Net equity transactions	(5,095,472)	(4,482,905)	(17,892,999)	(5,848,815)	4,256,414	(702,529)	4,911,514	524,507

Net change in contract owners’ equity	3,795,290	3,311,514	(3,028,382)	11,642,108	6,165,017	2,160,576	4,993,145	562,924
Contract owners’ equity beginning of period	36,459,396	33,147,882	67,262,500	55,620,392	13,252,569	11,091,993	562,924	-

Contract owners’ equity end of period	$40,254,686	36,459,396	64,234,118	67,262,500	19,417,586	13,252,569	5,556,069	562,924

CHANGES IN UNITS:
Beginning units	1,705,456	1,967,130	3,835,413	4,212,566	793,540	829,979	52,762	-
Units purchased	95,109	157,655	218,583	327,867	359,192	122,530	463,588	58,017
Units redeemed	(308,520)	(419,329)	(1,179,531)	(705,020)	(81,974)	(158,969)	(7,944)	(5,255)

Ending units	1,492,045	1,705,456	2,874,465	3,835,413	1,070,758	793,540	508,406	52,762

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$43,530	38,007	(2,461)	(5,207)	-	-	(290)	(919)
Realized gain (loss) on investments	8,220	30,565	(9,198)	(949,836)	241,631	(638,693)	(526,543)	(1,653,326)
Change in unrealized gain (loss) on investments	14,658	(13,643)	144,464	2,357,643	(196,316)	1,482,600	662,486	2,371,469
Reinvested capital gains	7,416	10,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,824	65,057	132,805	1,402,600	45,315	843,907	135,653	717,224

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,356	54,528	(1,322)	59,465	153,297	293,443	57,492	210,814
Transfers between funds	1,127,799	2,954,483	(4,378,401)	208,568	(2,650,394)	231,817	(2,787,573)	(1,134,855)
Surrenders (note 6)	(110,671)	(1,122,812)	(28,369)	(88,980)	(58,545)	(171,080)	(52,137)	(815,352)
Death Benefits (note 4)	(462)	-	(4,518)	(4,694)	-	(2,608)	(523)	(19,119)
Net policy repayments (loans) (note 5)	41,273	38,512	1,095	(1,179)	(20,455)	32,383	(20,138)	29,135
Deductions for surrender charges (note 2d)	(2,139)	(5,629)	(204)	(1,955)	(2,653)	(14,538)	(2,163)	(20,151)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,051)	(63,004)	(30,256)	(88,089)	(44,977)	(126,032)	(40,102)	(154,679)
Asset charges (note 3):
FPVUL & VEL contracts	(10,373)	(6,909)	(995)	(4,676)	(2,906)	(112,611)	(2,595)	(4,028)
MSP contracts	(496)	(437)	(15)	(114)	(82)	(3,331)	(138)	(88)
SL contracts or LSFP contracts	(2,197)	(1,137)	(49)	(558)	(412)	(17,838)	(240)	(425)
Adjustments to maintain reserves	(10)	2,111	2,298	2,399	(1)	125,448	(124)	(4,958)

Net equity transactions	1,033,029	1,849,706	(4,440,736)	80,187	(2,627,128)	235,053	(2,848,241)	(1,913,706)

Net change in contract owners’ equity	1,106,853	1,914,763	(4,307,931)	1,482,787	(2,581,813)	1,078,960	(2,712,588)	(1,196,482)
Contract owners’ equity beginning of period	2,878,449	963,686	4,307,931	2,825,144	2,581,813	1,502,853	2,712,588	3,909,070

Contract owners’ equity end of period	$3,985,302	2,878,449	-	4,307,931	-	2,581,813	-	2,712,588

CHANGES IN UNITS:
Beginning units	270,272	96,918	1,315,161	1,311,533	200,315	177,753	191,297	347,750
Units purchased	112,902	291,724	77,162	104,270	8,584	58,779	9,468	19,096
Units redeemed	(17,815)	(118,370)	(1,392,323)	(100,642)	(208,899)	(36,217)	(200,765)	(175,549)

Ending units	365,359	270,272	-	1,315,161	-	200,315	-	191,297

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVOLG1		NVTIV3		EIF		NVRE1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,813	457	2,735	368	139,761	87,614	486,112	179,377
Realized gain (loss) on investments	52,851	1,424	(661)	4,120	(307,357)	(906,434)	1,040,735	137,380
Change in unrealized gain (loss) on investments	394,273	10,079	(13,933)	(436)	1,545,904	2,824,759	3,056,673	3,191,020
Reinvested capital gains	33,871	7,009	21,213	195	-	-	2,139,672	71,568

Net increase (decrease) in contract owners’ equity resulting from operations	486,808	18,969	9,354	4,247	1,378,308	2,005,939	6,723,192	3,579,345

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	522,949	1,701	7,856	1,738	606,344	672,491	1,830,396	826,975
Transfers between funds	122,386,050	405,120	55,509	110,336	79,600	(688,791)	645,647	19,807,032
Surrenders (note 6)	(443,122)	-	(3)	(1)	(521,997)	(480,476)	(2,168,475)	(587,474)
Death Benefits (note 4)	-	-	-	-	(37,287)	(7,146)	(138,113)	(375)
Net policy repayments (loans) (note 5)	(82,587)	-	(10,888)	(4,268)	(40,839)	(104,177)	(146,576)	(174,499)
Deductions for surrender charges (note 2d)	(5,058)	-	-	-	(17,259)	(24,760)	(72,999)	(20,423)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(362,198)	(2,296)	(5,845)	(1,621)	(442,963)	(471,664)	(1,302,017)	(480,637)
Asset charges (note 3):
FPVUL & VEL contracts	(27,412)	(22,628)	(492)	(326,294)	(32,305)	(40,921)	(91,068)	(50,828)
MSP contracts	(1,006)	(692)	-	(11,033)	(981)	(1,196)	(3,037)	(1,105)
SL contracts or LSFP contracts	(3,716)	(4,057)	(45)	(83,213)	(4,617)	(2,503)	(10,292)	(6,737)
Adjustments to maintain reserves	(33)	27,180	(15)	420,419	362	11,126	(758)	22,931

Net equity transactions	121,983,867	404,328	46,077	106,063	(411,942)	(1,138,017)	(1,457,292)	19,334,859

Net change in contract owners’ equity	122,470,675	423,297	55,431	110,310	966,366	867,922	5,265,900	22,914,204
Contract owners’ equity beginning of period	423,297	-	110,310	-	8,892,816	8,024,894	23,027,067	112,863

Contract owners’ equity end of period	$122,893,972	423,297	165,741	110,310	9,859,182	8,892,816	28,292,967	23,027,067

CHANGES IN UNITS:
Beginning units	32,412	-	8,463	-	759,809	886,702	3,109,395	19,987
Units purchased	8,684,119	32,613	5,528	8,948	75,300	73,045	323,493	3,283,529
Units redeemed	(67,557)	(201)	(2,034)	(485)	(106,300)	(199,938)	(590,977)	(194,121)

Ending units	8,648,974	32,412	11,957	8,463	728,809	759,809	2,841,911	3,109,395

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVLGA		AVBVI		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$236,887	290,441	126	-	2,654	7,646	6,540	4,684
Realized gain (loss) on investments	(216,459)	(300,148)	44	-	124,938	(3,531,453)	(82,744)	(74,322)
Change in unrealized gain (loss) on investments	207,199	492,764	(482)	-	(66,904)	4,600,082	203,946	213,629
Reinvested capital gains	-	-	162	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	227,627	483,057	(150)	-	60,688	1,076,275	127,742	143,991

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	368,189	309,832	(31)	-	10,969	261,637	109,427	143,524
Transfers between funds	(22,481)	538,842	39,919	-	(131,286)	(3,528,959)	(9,253)	14,288
Surrenders (note 6)	(553,757)	(757,328)	-	-	(17,590)	(286,219)	(67,294)	(34,964)
Death Benefits (note 4)	(69,114)	(3,196)	-	-	(1,869)	(3,881)	(1)	-
Net policy repayments (loans) (note 5)	9,278	19,344	-	-	(3,968)	(130,587)	(60,595)	9,181
Deductions for surrender charges (note 2d)	(11,017)	(18,581)	-	-	-	(12,997)	(6,627)	(3,151)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(247,567)	(248,978)	(603)	-	(16,369)	(150,764)	(59,069)	(64,911)
Asset charges (note 3):
FPVUL & VEL contracts	(15,099)	(1,785)	(7)	-	1	(1,556)	(3,860)	(734)
MSP contracts	(605)	-	-	-	-	(31)	(152)	-
SL contracts or LSFP contracts	(2,911)	(264)	-	-	-	(399)	(334)	(120)
Adjustments to maintain reserves	162	(15,850)	12	-	69	(6,033)	(43)	(2,921)

Net equity transactions	(544,922)	(177,964)	39,290	-	(160,043)	(3,859,789)	(97,801)	60,192

Net change in contract owners’ equity	(317,295)	305,093	39,140	-	(99,355)	(2,783,514)	29,941	204,183
Contract owners’ equity beginning of period	4,377,409	4,072,316	-	-	756,376	3,539,890	925,765	721,582

Contract owners’ equity end of period	$4,060,114	4,377,409	39,140	-	657,021	756,376	955,706	925,765

CHANGES IN UNITS:
Beginning units	395,794	417,277	-	-	60,501	414,366	77,637	73,269
Units purchased	68,485	105,650	3,751	-	6,882	43,794	11,155	15,211
Units redeemed	(115,601)	(127,133)	(54)	-	(18,464)	(397,659)	(19,393)	(10,843)

Ending units	348,678	395,794	3,697	-	48,919	60,501	69,399	77,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCDI		AVHY1		AVIE		AVMCCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,089)	(12,329)	38,988	-	605,150	377,449	463	-
Realized gain (loss) on investments	(1,416,091)	(3,608,941)	3,980	-	(2,802,187)	(3,733,536)	598	-
Change in unrealized gain (loss) on investments	2,940,474	6,335,247	(15,654)	-	5,889,133	11,299,759	13,011	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,510,294	2,713,977	27,314	-	3,692,096	7,943,672	14,072	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,700	523,418	36,582	-	1,518,061	1,911,585	517	-
Transfers between funds	(1,041,240)	(551,590)	620,238	-	3,324,886	1,882,564	92,374	-
Surrenders (note 6)	(252,034)	(126,744)	-	-	(1,430,280)	(1,077,166)	-	-
Death Benefits (note 4)	(15,005)	(11,878)	-	-	(35,539)	(50,998)	-	-
Net policy repayments (loans) (note 5)	(84,853)	(37,566)	-	-	(215,504)	495,580	-	-
Deductions for surrender charges (note 2d)	(4,901)	(10,104)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,048)	(240,838)	(1,817)	-	(478,033)	(520,217)	(1,612)	-
Asset charges (note 3):
FPVUL & VEL contracts	(9,417)	(2,628)	(4)	-	(1,201)	(71,710)	(17)	-
MSP contracts	(292)	(133)	-	-	-	(3,138)	-	-
SL contracts or LSFP contracts	(1,017)	(48)	-	-	-	(11,782)	-	-
Adjustments to maintain reserves	439	(6,849)	(4)	-	2,535	85,751	1	-

Net equity transactions	(914,668)	(464,960)	654,995	-	2,684,925	2,640,470	91,263	-

Net change in contract owners’ equity	595,626	2,249,017	682,309	-	6,377,021	10,584,142	105,335	-
Contract owners’ equity beginning of period	8,802,674	6,553,657	-	-	33,106,019	22,521,877	-	-

Contract owners’ equity end of period	$9,398,300	8,802,674	682,309	-	39,483,040	33,106,019	105,335	-

CHANGES IN UNITS:
Beginning units	543,425	575,421	-	-	2,007,609	1,844,850	-	-
Units purchased	43,281	45,237	64,501	-	395,922	372,280	7,501	-
Units redeemed	(97,353)	(77,233)	(176)	-	(277,236)	(209,521)	(124)	-

Ending units	489,353	543,425	64,325	-	2,126,295	2,007,609	7,377	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIA		ALVIVA		ALVSVA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,748)	390,671	494,711	309,247	32,193	56,853	238,653	676,849
Realized gain (loss) on investments	(1,294,162)	(2,433,244)	593,155	(14,852,340)	(226,218)	(1,362,274)	(375,341)	(916,664)
Change in unrealized gain (loss) on investments	2,586,997	3,892,452	(715,148)	23,712,549	2,297,123	3,299,033	2,264,346	2,634,136
Reinvested capital gains	-	-	-	-	-	242,912	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,275,087	1,849,879	372,718	9,169,456	2,103,098	2,236,524	2,127,658	2,394,321

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	410,510	494,754	883,542	1,580,472	987,032	802,782	986,212	1,153,511
Transfers between funds	(27,278)	(1,630,709)	(13,634,178)	(4,169,695)	1,660,304	840,526	318,015	(786,783)
Surrenders (note 6)	(829,894)	(461,687)	(1,989,151)	(517,122)	(630,998)	(218,390)	(1,047,877)	(1,010,586)
Death Benefits (note 4)	(52,347)	(70,052)	(3,240)	(56,372)	(21,050)	(4,386)	(54,146)	(16,535)
Net policy repayments (loans) (note 5)	(46,109)	757,452	(42,084)	(14,340)	(74,559)	(9,557)	(104,897)	(23,681)
Deductions for surrender charges (note 2d)	(4,994)	(4,936)	-	-	(12,489)	(15,875)	(12,197)	(33,102)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(211,989)	(249,295)	(325,769)	(573,202)	(257,726)	(210,880)	(818,717)	(878,340)
Asset charges (note 3):
FPVUL & VEL contracts	(9,500)	(253,523)	(2,714)	(28,455)	(17,997)	(138,691)	(47,550)	(5,184)
MSP contracts	(76)	(8,338)	-	(2,561)	(324)	(5,248)	(1,830)	(2,518)
SL contracts or LSFP contracts	(919)	(37,941)	-	(5,285)	(1,664)	(23,702)	(5,333)	(183)
Adjustments to maintain reserves	69	289,883	826	34,757	(358)	154,270	(871)	(45,154)

Net equity transactions	(772,527)	(1,174,392)	(15,112,768)	(3,751,802)	1,630,171	1,170,849	(789,191)	(1,648,555)

Net change in contract owners’ equity	502,560	675,487	(14,740,050)	5,417,654	3,733,269	3,407,373	1,338,467	745,766
Contract owners’ equity beginning of period	10,702,162	10,026,675	31,549,759	26,132,105	7,718,893	4,311,520	15,678,376	14,932,610

Contract owners’ equity end of period	$11,204,722	10,702,162	16,809,709	31,549,759	11,452,162	7,718,893	17,016,843	15,678,376

CHANGES IN UNITS:
Beginning units	788,774	891,856	4,203,456	4,683,123	412,183	328,168	1,215,565	1,377,996
Units purchased	42,792	110,336	127,408	534,493	135,902	156,315	139,222	118,060
Units redeemed	(100,267)	(213,418)	(2,185,490)	(1,014,160)	(65,416)	(72,300)	(182,607)	(280,491)

Ending units	731,299	788,774	2,145,374	4,203,456	482,669	412,183	1,172,180	1,215,565

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVI		ACVI3		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$519,194	408,663	340,724	499,991	-	149,185	81,388	79,153
Realized gain (loss) on investments	54,863	(17,598)	(114,692)	(1,817,728)	-	(2,457,774)	(10,766)	(337,105)
Change in unrealized gain (loss) on investments	968,994	1,696,211	1,625,362	7,646,953	-	3,577,208	565,974	837,183
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,543,051	2,087,276	1,851,394	6,329,216	-	1,268,619	636,596	579,231

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,858,646	1,797,228	1,970,994	256,325	(9)	875,837	295,741	376,909
Transfers between funds	1,801,498	8,694,431	(10,150,465)	(7,162,032)	17	(7,901,795)	1,137,328	344,013
Surrenders (note 6)	(940,629)	(1,193,898)	(216,963)	(5,747,050)	-	(610,700)	(276,102)	(113,286)
Death Benefits (note 4)	(9,172)	(4,883)	(17,815)	(109,866)	-	(8,423)	(1,959)	(169)
Net policy repayments (loans) (note 5)	(637,358)	(330,435)	(28,157)	(37,869)	-	242,748	(26,054)	(38,948)
Deductions for surrender charges (note 2d)	(21,568)	(21,774)	47	(13,460)	-	(17,064)	(4,342)	(5,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(534,150)	(541,350)	(252,562)	(909,646)	(14)	(346,939)	(131,580)	(124,627)
Asset charges (note 3):
FPVUL & VEL contracts	(30,300)	(7,576)	54	(8,955)	5	(23,675)	(9,216)	(153,873)
MSP contracts	(1,006)	(4,106)	-	(1,192)	-	(901)	(531)	(4,267)
SL contracts or LSFP contracts	(60,673)	(3,983)	-	(760)	-	(4,164)	(955)	(18,176)
Adjustments to maintain reserves	5,581	(61,490)	737	(11,872)	1	15,083	(270)	167,924

Net equity transactions	1,430,869	8,322,164	(8,694,130)	(13,746,377)	-	(7,779,994)	982,060	429,858

Net change in contract owners’ equity	2,973,920	10,409,440	(6,842,736)	(7,417,161)	-	(6,511,375)	1,618,656	1,009,089
Contract owners’ equity beginning of period	28,276,116	17,866,676	16,648,577	24,065,738	-	6,511,375	2,795,410	1,786,321

Contract owners’ equity end of period	$31,250,036	28,276,116	9,805,841	16,648,577	-	-	4,414,066	2,795,410

CHANGES IN UNITS:
Beginning units	2,112,440	1,471,121	1,578,437	2,563,444	-	684,882	213,925	177,588
Units purchased	281,981	842,838	205,140	413,697	242	102,209	110,685	60,679
Units redeemed	(173,496)	(201,519)	(959,916)	(1,398,704)	(242)	(787,091)	(40,582)	(24,342)

Ending units	2,220,925	2,112,440	823,661	1,578,437	-	-	284,028	213,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVVS1		DVMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,593	6,758	856,461	2,567,542	(3,462)	(3,136)	7,713	7,754
Realized gain (loss) on investments	(29,018)	(1,249,197)	(12,637,551)	(5,673,840)	198,888	(2,157,073)	(50,141)	(194,997)
Change in unrealized gain (loss) on investments	153,537	1,752,880	17,323,542	11,996,736	195,418	2,667,921	357,857	397,732
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,112	510,441	5,542,452	8,890,438	390,844	507,712	315,429	210,489

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,976	203,832	3,071,871	3,462,119	127,801	350,419	493	18,235
Transfers between funds	57,776	(2,176,059)	(37,519,391)	939,781	(533,112)	(1,970,914)	522,931	131,562
Surrenders (note 6)	(15,025)	(93,738)	(3,132,709)	(2,992,993)	(3,489)	(46,524)	(15,231)	(42,213)
Death Benefits (note 4)	(4,204)	(2,797)	(192,678)	(101,903)	(1,853)	(901)	(4,290)	(14)
Net policy repayments (loans) (note 5)	(309)	(3,536)	(292,514)	(7,525)	(4,610)	1,586	(276)	7,444
Deductions for surrender charges (note 2d)	-	(4,410)	(51,900)	(95,117)	-	(3,962)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,890)	(113,956)	(1,830,981)	(2,164,400)	(58,498)	(125,689)	(18,644)	(13,153)
Asset charges (note 3):
FPVUL & VEL contracts	1	(23,491)	(112,300)	(9,941)	(242)	(40,347)	-	(66,862)
MSP contracts	-	(1,408)	(3,328)	(102)	(43)	(2,934)	-	(2,463)
SL contracts or LSFP contracts	-	(2,630)	(14,269)	(2,552)	-	(17,601)	-	(13,513)
Adjustments to maintain reserves	6	22,625	3,710	(122,079)	316	56,283	53	82,850

Net equity transactions	81,331	(2,195,569)	(40,074,489)	(1,094,713)	(473,730)	(1,800,584)	485,036	101,873

Net change in contract owners’ equity	209,443	(1,685,128)	(34,532,037)	7,795,725	(82,886)	(1,292,872)	800,465	312,362
Contract owners’ equity beginning of period	822,316	2,507,444	52,829,815	45,034,090	1,942,104	3,234,976	882,854	570,492

Contract owners’ equity end of period	$1,031,759	822,316	18,297,778	52,829,815	1,859,218	1,942,104	1,683,319	882,854

CHANGES IN UNITS:
Beginning units	79,433	323,265	3,016,448	3,065,576	178,279	361,695	61,624	53,835
Units purchased	9,523	34,869	178,104	414,934	17,518	40,041	33,362	11,544
Units redeemed	(2,958)	(278,701)	(2,185,747)	(464,062)	(57,883)	(223,457)	(2,362)	(3,755)

Ending units	85,998	79,433	1,008,805	3,016,448	137,914	178,279	92,624	61,624

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DSRG		DCAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$117,607	513,409	4,335,919	4,611,419	88,836	89,517	491,651	529,882
Realized gain (loss) on investments	(4,941,906)	(5,382,740)	(5,752,564)	(15,363,916)	321,718	(339,716)	(691,095)	(1,158,330)
Change in unrealized gain (loss) on investments	11,513,004	6,521,628	36,844,292	53,256,000	988,748	3,016,835	3,577,649	3,343,161
Reinvested capital gains	-	3,690,903	-	15,610,923	-	-	-	1,595,366

Net increase (decrease) in contract owners’ equity resulting from operations	6,688,705	5,343,200	35,427,647	58,114,426	1,399,302	2,766,636	3,378,205	4,310,079

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,306,213	1,549,773	13,888,136	14,993,791	1,044,123	1,253,433	1,505,457	1,600,282
Transfers between funds	1,571,736	3,331,538	(12,247,307)	(20,202,465)	(640,445)	(485,857)	(658,440)	165,445
Surrenders (note 6)	(1,527,938)	(1,105,804)	(21,168,029)	(19,024,632)	(1,056,913)	(822,907)	(1,570,238)	(1,518,374)
Death Benefits (note 4)	(23,510)	(16,453)	(535,722)	(957,808)	(102,410)	(30,191)	(103,187)	(20,573)
Net policy repayments (loans) (note 5)	(60,903)	(280,899)	(141,730)	1,723,359	(77,927)	(34,091)	(109,748)	16,087
Deductions for surrender charges (note 2d)	(22,951)	(36,027)	(133,150)	(327,301)	(3,476)	(18,147)	(11,407)	(41,880)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(669,050)	(670,203)	(8,764,718)	(9,939,235)	(794,886)	(873,104)	(899,581)	(995,180)
Asset charges (note 3):
FPVUL & VEL contracts	(27,400)	(25,245)	(354,390)	(40,697)	(44,387)	(9,693)	(54,466)	(8,686)
MSP contracts	(695)	(594)	(12,213)	(525)	(1,331)	(140)	(1,335)	(1,639)
SL contracts or LSFP contracts	(4,833)	(6,290)	(67,989)	(6,753)	(2,077)	(607)	(5,034)	(5,174)
Adjustments to maintain reserves	184	4,452	16,500	(373,354)	116	(34,105)	343	(43,970)

Net equity transactions	540,853	2,744,248	(29,520,612)	(34,155,620)	(1,679,613)	(1,055,409)	(1,907,636)	(853,661)

Net change in contract owners’ equity	7,229,558	8,087,448	5,907,035	23,958,806	(280,311)	1,711,227	1,470,569	3,456,418
Contract owners’ equity beginning of period	28,256,567	20,169,119	264,854,808	240,896,002	10,643,011	8,931,784	23,789,510	20,333,092

Contract owners’ equity end of period	$35,486,125	28,256,567	270,761,843	264,854,808	10,362,700	10,643,011	25,260,079	23,789,510

CHANGES IN UNITS:
Beginning units	2,107,045	1,877,655	24,244,638	27,480,971	938,021	1,059,639	1,788,469	1,847,383
Units purchased	355,112	440,945	1,451,225	2,190,468	94,519	142,236	139,746	189,168
Units redeemed	(355,202)	(211,555)	(4,086,455)	(5,426,801)	(244,155)	(263,854)	(263,305)	(248,082)

Ending units	2,106,955	2,107,045	21,609,408	24,244,638	788,385	938,021	1,664,910	1,788,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSC		DVIV		SVSSVB		SVSHEB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,743	8,771	371,508	802,080	11,990	66,248	4,504	20,726
Realized gain (loss) on investments	(88,907)	(237,303)	(3,086,519)	(5,642,350)	7,531	(991,504)	66,688	(365,065)
Change in unrealized gain (loss) on investments	261,421	339,478	3,650,644	10,533,052	339,495	1,926,210	(56,528)	449,631
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,257	110,946	935,633	5,692,782	359,016	1,000,954	14,664	105,292

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,491	52,230	473,515	969,516	135,748	56,728	25	42,298
Transfers between funds	226,819	16,007	174,748	(2,201,698)	(104,781)	(100,655)	(309,658)	(157,787)
Surrenders (note 6)	(17,264)	(26,557)	(1,478,316)	(338,852)	(5,387)	(3,360,663)	-	(26,594)
Death Benefits (note 4)	-	-	(45,900)	(36,099)	(1,852)	(38,126)	(3,293)	-
Net policy repayments (loans) (note 5)	(3,765)	(3,692)	(171,354)	143	(20,767)	(10,085)	(226)	-
Deductions for surrender charges (note 2d)	(366)	(3,254)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,137)	(26,762)	(284,199)	(321,217)	(27,939)	(257,513)	(7,035)	(13,802)
Asset charges (note 3):
FPVUL & VEL contracts	(2,253)	(35,569)	(320)	(27,852)	(187)	(12,685)	-	(5,002)
MSP contracts	-	(1,022)	-	(963)	-	(626)	-	(382)
SL contracts or LSFP contracts	(310)	(4,487)	-	(3,961)	-	(3,100)	-	(1,084)
Adjustments to maintain reserves	(12)	39,092	431	32,697	138	16,383	14	6,471

Net equity transactions	226,203	5,986	(1,331,395)	(1,928,286)	(25,027)	(3,710,342)	(320,173)	(155,881)

Net change in contract owners’ equity	403,460	116,932	(395,762)	3,764,496	333,989	(2,709,388)	(305,509)	(50,589)
Contract owners’ equity beginning of period	645,550	528,618	23,681,231	19,916,735	1,528,003	4,237,391	505,843	556,432

Contract owners’ equity end of period	$1,049,010	645,550	23,285,469	23,681,231	1,861,992	1,528,003	200,334	505,843

CHANGES IN UNITS:
Beginning units	58,513	60,390	1,328,460	1,460,923	188,237	672,760	68,810	94,357
Units purchased	18,515	14,002	103,971	82,908	25,430	45,475	5	6,594
Units redeemed	(4,528)	(15,879)	(178,968)	(215,371)	(26,327)	(529,998)	(44,472)	(32,141)

Ending units	72,500	58,513	1,253,463	1,328,460	187,340	188,237	24,343	68,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVCA2P		FALF		FVMOS		FQB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,453	5,549	3,510	4,980	26,523	11,339	1,750,741	2,031,892
Realized gain (loss) on investments	(4,068)	(15,641)	(68,794)	(90,243)	(33,427)	(17,471)	(10,753)	(284,840)
Change in unrealized gain (loss) on investments	88,407	85,511	72,384	112,514	14,290	2,498	1,247,838	4,238,316
Reinvested capital gains	-	-	-	-	-	11,510	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,792	75,419	7,100	27,251	7,386	7,876	2,987,826	5,985,368

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,717	53,556	747	7,318	4,275	56,736	1,607,780	1,841,214
Transfers between funds	167,188	131,145	(181,829)	16,561	(723,580)	51,298	1,548,117	1,722,487
Surrenders (note 6)	(19,953)	(48,967)	(11,627)	(29,556)	(12,063)	(93,659)	(2,819,228)	(1,305,814)
Death Benefits (note 4)	(7,459)	-	-	-	-	-	(466,065)	(73,632)
Net policy repayments (loans) (note 5)	(37,453)	1,694	1,828	(7,062)	(4,498)	(22,495)	(193,401)	(212,033)
Deductions for surrender charges (note 2d)	(493)	(656)	(92)	(1,594)	-	(2,103)	(78,330)	(49,747)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,714)	(20,933)	(1,627)	(9,054)	(5,665)	(37,061)	(1,214,399)	(1,336,261)
Asset charges (note 3):
FPVUL & VEL contracts	(2,311)	(14,566)	(151)	(21,288)	(484)	(851)	(73,922)	(12,303)
MSP contracts	(28)	(262)	-	(685)	(23)	(29)	(3,689)	(233)
SL contracts or LSFP contracts	(516)	(6,844)	(16)	(4,316)	(2)	(109)	(9,990)	(1,082)
Adjustments to maintain reserves	(7)	19,728	-	25,400	4	(1,787)	33	(72,672)

Net equity transactions	121,971	113,895	(192,767)	(24,276)	(742,036)	(50,060)	(1,703,094)	499,924

Net change in contract owners’ equity	212,763	189,314	(185,667)	2,975	(734,650)	(42,184)	1,284,732	6,485,292
Contract owners’ equity beginning of period	628,196	438,882	185,667	182,692	734,650	776,834	35,705,735	29,220,443

Contract owners’ equity end of period	$840,959	628,196	-	185,667	-	734,650	36,990,467	35,705,735

CHANGES IN UNITS:
Beginning units	46,524	36,885	15,949	18,003	71,443	76,516	2,083,382	2,049,199
Units purchased	17,062	14,544	64	3,434	415	11,355	275,474	259,877
Units redeemed	(8,506)	(4,905)	(16,013)	(5,488)	(71,858)	(16,428)	(365,691)	(225,694)

Ending units	55,080	46,524	-	15,949	-	71,443	1,993,165	2,083,382

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCS		FNRS2		FEIS		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$577,149	1,550,632	31,690	19,097	1,016,109	1,180,270	37,311	66,791
Realized gain (loss) on investments	(28,369,710)	(38,137,604)	(2,058,408)	(3,503,742)	(4,211,956)	(8,802,232)	(107,049)	(158,183)
Change in unrealized gain (loss) on investments	48,385,295	74,183,384	3,538,726	7,057,894	11,998,977	22,562,984	248,709	488,742
Reinvested capital gains	28,176	36,005	-	-	-	-	34,632	14,154

Net increase (decrease) in contract owners’ equity resulting from operations	20,620,910	37,632,417	1,512,008	3,573,249	8,803,130	14,941,022	213,603	411,504

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,774,020	9,007,187	955,268	921,259	4,299,809	4,899,671	60,238	60,646
Transfers between funds	(92,723,278)	(24,042,556)	(1,066,245)	(1,393,880)	(2,802,562)	(6,014,274)	45,735	265,977
Surrenders (note 6)	(9,523,477)	(9,034,785)	(606,557)	(682,814)	(4,457,726)	(4,389,242)	(43,767)	(28,995)
Death Benefits (note 4)	(448,316)	(336,831)	(1,624)	(9,801)	(280,846)	(163,982)	(167,290)	(37,311)
Net policy repayments (loans) (note 5)	(603,545)	1,183,619	(97,353)	26,475	(130,036)	(251,250)	(4,807)	(616)
Deductions for surrender charges (note 2d)	(91,525)	(192,255)	(22,192)	(23,203)	(59,809)	(98,170)	(4,571)	(347)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,460,519)	(5,367,108)	(390,775)	(462,382)	(2,675,288)	(2,927,280)	(64,439)	(79,301)
Asset charges (note 3):
FPVUL & VEL contracts	(261,180)	(3,768)	(28,701)	(38,528)	(151,878)	(17,150)	(4,538)	(1,633)
MSP contracts	(8,415)	(171)	(2,937)	(701)	(5,898)	(454)	(2,944)	(34)
SL contracts or LSFP contracts	(32,520)	(801)	(4,651)	(5,686)	(21,696)	(2,441)	(257)	(210)
Adjustments to maintain reserves	8,576	(295,565)	9,306	8,741	221	(147,356)	(1)	(5,973)

Net equity transactions	(99,370,179)	(29,083,035)	(1,256,461)	(1,660,519)	(6,285,709)	(9,111,927)	(186,641)	172,203

Net change in contract owners’ equity	(78,749,269)	8,549,382	255,547	1,912,730	2,517,421	5,829,095	26,962	583,707
Contract owners’ equity beginning of period	146,562,711	138,013,329	9,731,567	7,818,837	63,257,462	57,428,367	1,889,103	1,305,396

Contract owners’ equity end of period	$67,813,442	146,562,711	9,987,114	9,731,567	65,774,883	63,257,462	1,916,065	1,889,103

CHANGES IN UNITS:
Beginning units	8,508,181	11,013,774	630,089	747,087	4,882,719	5,797,882	157,623	135,192
Units purchased	606,440	840,475	54,208	96,254	389,511	520,004	8,246	36,923
Units redeemed	(5,067,200)	(3,346,068)	(141,620)	(213,252)	(853,561)	(1,435,167)	(24,042)	(14,492)

Ending units	4,047,421	8,508,181	542,677	630,089	4,418,669	4,882,719	141,827	157,623

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S		FF30S		FGIS		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,185	168,966	69,620	56,247	311	524	(535)	24,301
Realized gain (loss) on investments	(286,515)	(690,784)	(240,063)	(258,601)	6,179	(3,209)	220,059	(205,046)
Change in unrealized gain (loss) on investments	1,059,262	1,954,092	647,309	870,053	315	14,001	1,589,853	2,704,979
Reinvested capital gains	52,594	63,886	26,398	31,524	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	968,526	1,496,160	503,264	699,223	6,805	11,316	1,809,377	2,524,234

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	688,008	732,783	492,821	366,393	4	3	517,383	673,114
Transfers between funds	456,997	899,650	502,344	411,897	3,890	58,366	(7,493,911)	(201,169)
Surrenders (note 6)	(293,746)	(613,436)	(359,043)	(135,211)	-	-	(585,999)	(373,231)
Death Benefits (note 4)	(65)	(48,314)	(2,691)	(1,507)	(98)	(108)	(36,067)	(11,187)
Net policy repayments (loans) (note 5)	225	(1,977)	(18,819)	(15,113)	(2,153)	-	(55,296)	51,325
Deductions for surrender charges (note 2d)	(7,023)	(7,949)	(7,075)	(22,995)	-	-	(1,494)	(12,957)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(192,131)	(201,066)	(152,119)	(154,222)	(449)	(515)	(455,435)	(496,575)
Asset charges (note 3):
FPVUL & VEL contracts	(9,139)	(2,829)	(11,638)	(7,779)	-	(125,692)	(25,361)	(48,340)
MSP contracts	(4,734)	-	(1,438)	(739)	-	(3,289)	(1,036)	(1,051)
SL contracts or LSFP contracts	(4,566)	(194)	(779)	(1,681)	-	(15,394)	(2,951)	(8,804)
Adjustments to maintain reserves	110	(12,660)	(654)	(408)	6	144,374	95	29,494

Net equity transactions	633,936	744,008	440,909	438,634	1,200	57,745	(8,140,072)	(399,381)

Net change in contract owners’ equity	1,602,462	2,240,168	944,173	1,137,857	8,005	69,061	(6,330,695)	2,124,853
Contract owners’ equity beginning of period	5,996,090	3,755,922	3,048,093	1,910,236	69,061	-	7,866,489	5,741,636

Contract owners’ equity end of period	$7,598,552	5,996,090	3,992,266	3,048,093	77,066	69,061	1,535,794	7,866,489

CHANGES IN UNITS:
Beginning units	507,284	408,386	263,191	216,667	9,244	-	872,275	928,680
Units purchased	124,725	183,284	74,723	79,628	109	9,348	109,865	99,337
Units redeemed	(69,680)	(84,386)	(40,406)	(33,104)	(338)	(104)	(820,081)	(155,742)

Ending units	562,329	507,284	297,508	263,191	9,015	9,244	162,059	872,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FHIS		FHISR		FIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$60,120	140,356	1,092,285	1,014,107	304,869	265,552	442,817	89,440
Realized gain (loss) on investments	(83,728)	(170,254)	(401,720)	(2,346,308)	408,502	(368,107)	(202,734)	(905,611)
Change in unrealized gain (loss) on investments	13,386,883	15,472,365	1,181,040	7,293,431	(221,319)	1,117,802	992,191	1,620,518
Reinvested capital gains	213,529	51,075	-	-	-	-	80,011	79,994

Net increase (decrease) in contract owners’ equity resulting from operations	13,576,804	15,493,542	1,871,605	5,961,230	492,052	1,015,247	1,312,285	884,341

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,220,384	6,031,817	100,298	528,515	503,909	582,129	292	112,714
Transfers between funds	(4,368,539)	(2,738,938)	725,244	800,914	(8,874)	860,493	19,778,746	118,874
Surrenders (note 6)	(4,953,147)	(10,901,774)	(773,201)	(6,607,266)	(480,422)	(514,675)	-	-
Death Benefits (note 4)	(194,355)	(167,800)	(27,334)	(76,510)	(3,267)	(5,348)	(6,219)	(15,004)
Net policy repayments (loans) (note 5)	(407,672)	411,525	(99,238)	(175,701)	104,343	315,065	(477,881)	-
Deductions for surrender charges (note 2d)	(50,782)	(122,063)	(2,121)	(26,124)	(3,169)	(8,883)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,184,233)	(3,922,229)	(446,146)	(871,020)	(214,550)	(195,153)	(36,471)	(36,158)
Asset charges (note 3):
FPVUL & VEL contracts	(172,480)	(33,921)	(23,164)	(3,090)	(13,135)	(1,513)	-	(82,622)
MSP contracts	(5,080)	(1,169)	(1,631)	(61)	(211)	(68)	-	(2,675)
SL contracts or LSFP contracts	(15,241)	(5,913)	(2,094)	(628)	(2,151)	(218)	-	(10,206)
Adjustments to maintain reserves	1,252	(135,123)	(1,948)	(23,315)	78	(10,773)	79	95,508

Net equity transactions	(8,129,893)	(11,585,588)	(551,335)	(6,454,286)	(117,449)	1,021,056	19,258,546	180,432

Net change in contract owners’ equity	5,446,911	3,907,954	1,320,270	(493,056)	374,603	2,036,303	20,570,831	1,064,773
Contract owners’ equity beginning of period	64,741,573	60,833,619	13,624,900	14,117,956	3,746,287	1,709,984	4,581,070	3,516,297

Contract owners’ equity end of period	$70,188,484	64,741,573	14,945,170	13,624,900	4,120,890	3,746,287	25,151,901	4,581,070

CHANGES IN UNITS:
Beginning units	6,332,118	7,700,401	997,738	1,538,011	350,965	230,571	568,495	551,311
Units purchased	561,095	787,812	80,659	131,771	68,101	196,276	2,211,677	25,026
Units redeemed	(1,419,425)	(2,156,095)	(130,244)	(672,044)	(79,410)	(75,882)	(60,954)	(7,842)

Ending units	5,473,788	6,332,118	948,153	997,738	339,656	350,965	2,719,218	568,495

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOS		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,348,612	1,451,310	80,307	157,840	276,990	498,907	151,475	221,481
Realized gain (loss) on investments	266,091	(218,707)	(1,086,575)	(4,816,852)	(3,589,756)	(2,964,630)	(962,768)	(1,450,487)
Change in unrealized gain (loss) on investments	(343,681)	1,108,825	11,623,565	15,544,782	6,151,870	8,680,677	2,260,405	3,796,623
Reinvested capital gains	437,020	66,026	135,969	167,621	46,644	86,971	22,276	34,875

Net increase (decrease) in contract owners’ equity resulting from operations	1,708,042	2,407,454	10,753,266	11,053,391	2,885,748	6,301,925	1,471,388	2,602,492

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,912,460	1,112,309	2,869,954	2,796,586	1,015,465	1,118,093	1,362,516	1,667,323
Transfers between funds	20,377,649	1,469,190	3,591,468	(197,748)	(4,095,085)	(2,522,542)	(710,542)	(667,393)
Surrenders (note 6)	(1,620,244)	(1,800,765)	(3,043,348)	(2,271,179)	(1,315,790)	(2,520,492)	(1,155,915)	(1,393,473)
Death Benefits (note 4)	(26,947)	(10,094)	(51,728)	(522,334)	(24,089)	(8,121)	(6,634)	(9,594)
Net policy repayments (loans) (note 5)	(16,216)	(91,945)	(240,501)	(96,386)	(72,154)	(280,378)	11,869	95,249
Deductions for surrender charges (note 2d)	(33,493)	(39,692)	(60,472)	(67,437)	(5,401)	(52,416)	(22,089)	(36,249)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(672,033)	(701,838)	(1,472,201)	(1,422,500)	(707,845)	(870,779)	(585,964)	(670,427)
Asset charges (note 3):
FPVUL & VEL contracts	(40,909)	(13,134)	(84,427)	(62,798)	(23,533)	(1,671)	(43,941)	(3,090)
MSP contracts	(3,424)	(240)	(3,065)	(1,009)	(618)	(6)	(620)	(168)
SL contracts or LSFP contracts	(10,784)	(2,664)	(14,156)	(5,411)	(4,529)	(138)	(5,236)	(771)
Adjustments to maintain reserves	2,309	(45,207)	2,787	(15,391)	792	(30,231)	(163)	(43,844)

Net equity transactions	21,868,368	(124,080)	1,494,311	(1,865,606)	(5,232,787)	(5,168,680)	(1,156,719)	(1,062,437)

Net change in contract owners’ equity	23,576,410	2,283,374	12,247,577	9,187,785	(2,347,039)	1,133,245	314,669	1,540,055
Contract owners’ equity beginning of period	16,639,606	14,356,232	37,217,839	28,030,054	28,567,208	27,433,963	12,178,591	10,638,536

Contract owners’ equity end of period	$40,216,016	16,639,606	49,465,416	37,217,839	26,220,169	28,567,208	12,493,260	12,178,591

CHANGES IN UNITS:
Beginning units	1,260,866	1,257,854	1,635,926	1,725,728	2,245,756	2,724,548	992,596	1,096,774
Units purchased	1,807,763	209,579	262,739	256,639	87,971	152,172	109,472	173,704
Units redeemed	(210,721)	(206,567)	(207,630)	(346,441)	(500,547)	(630,964)	(201,038)	(277,882)

Ending units	2,857,908	1,260,866	1,691,035	1,635,926	1,833,180	2,245,756	901,030	992,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FF15S		FF25S		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$15,467	14,646	38,819	35,845	21,561	16,647	261,705	313,612
Realized gain (loss) on investments	(380,239)	(1,474,268)	103,389	(236,332)	28,660	(28,032)	(278,994)	(499,666)
Change in unrealized gain (loss) on investments	1,277,589	2,868,659	50,776	406,105	105,698	139,482	502,274	1,348,478
Reinvested capital gains	-	-	22,330	13,329	6,479	5,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	912,817	1,409,037	215,314	218,947	162,398	133,747	484,985	1,162,424

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	282,825	320,330	145,537	111,700	283,246	38,096	371,627	367,692
Transfers between funds	(179,033)	(175,406)	713,034	(305)	204,319	228,073	216,330	(173,558)
Surrenders (note 6)	(295,647)	(295,655)	(86,754)	(2,216)	(16,194)	(3,332)	(849,481)	(327,889)
Death Benefits (note 4)	(39,889)	(20,978)	-	(10,042)	-	(4,436)	(15,220)	(331)
Net policy repayments (loans) (note 5)	(63,720)	(55,097)	-	-	-	-	3,823	(2,213)
Deductions for surrender charges (note 2d)	(12,558)	(9,979)	-	-	-	-	(5,689)	(4,378)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(175,015)	(170,429)	(25,463)	(19,622)	(13,568)	(7,584)	(193,697)	(207,936)
Asset charges (note 3):
FPVUL & VEL contracts	(12,310)	(2,773)	(114)	(4,147)	(33)	(2,343)	(9,401)	(6,579)
MSP contracts	(157)	(23)	-	(134)	-	(65)	(2,021)	(368)
SL contracts or LSFP contracts	(553)	(244)	-	(423)	-	(1,924)	(5,573)	(2,911)
Adjustments to maintain reserves	219	(7,307)	(26)	4,547	494	4,349	147	(5,627)

Net equity transactions	(495,838)	(417,560)	746,214	79,358	458,264	250,833	(489,155)	(364,098)

Net change in contract owners’ equity	416,979	991,477	961,528	298,305	620,662	384,580	(4,170)	798,326
Contract owners’ equity beginning of period	3,672,347	2,680,870	1,179,422	881,117	625,968	241,388	4,249,609	3,451,283

Contract owners’ equity end of period	$4,089,326	3,672,347	2,140,950	1,179,422	1,246,630	625,968	4,245,439	4,249,609

CHANGES IN UNITS:
Beginning units	281,584	323,896	127,313	118,752	71,379	35,716	382,836	421,586
Units purchased	35,326	38,702	92,486	34,618	60,090	37,806	48,260	50,921
Units redeemed	(68,758)	(81,014)	(14,814)	(26,057)	(8,329)	(2,143)	(91,651)	(89,671)

Ending units	248,152	281,584	204,985	127,313	123,140	71,379	339,445	382,836

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$186,190	163,842	93,383	150,962	25,657	51,803	2,026	1,950
Realized gain (loss) on investments	1,127	(577,159)	(561,766)	(917,805)	(68,097)	(1,390,336)	11,626	(10,390)
Change in unrealized gain (loss) on investments	1,859,503	1,903,727	3,017,088	2,461,641	1,414,910	2,181,594	8,457	44,892
Reinvested capital gains	-	-	-	350,550	-	165,739	-	5,595

Net increase (decrease) in contract owners’ equity resulting from operations	2,046,820	1,490,410	2,548,705	2,045,348	1,372,470	1,008,800	22,109	42,047

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	728,531	1,022,781	739,486	863,669	371,418	248,450	15	19
Transfers between funds	589,311	62,494	559,833	(224,665)	75,774	518,265	(17,627)	99,663
Surrenders (note 6)	(752,729)	(1,000,863)	(868,083)	(389,024)	(214,576)	(352,465)	-	-
Death Benefits (note 4)	(17,366)	(33,527)	(3,679)	(1,166)	(6,493)	(2,924)	(324)	(636)
Net policy repayments (loans) (note 5)	(13,809)	(154,524)	(170,652)	(112,640)	(9,445)	(11,580)	(6,007)	-
Deductions for surrender charges (note 2d)	(29,288)	(54,334)	(31,927)	(39,693)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(476,575)	(527,726)	(407,314)	(412,959)	(85,969)	(78,972)	(1,370)	(2,034)
Asset charges (note 3):
FPVUL & VEL contracts	(40,072)	(12,314)	(33,765)	(4,778)	(418)	(28,613)	-	(27,399)
MSP contracts	(1,280)	(771)	(1,216)	(480)	-	(498)	-	(759)
SL contracts or LSFP contracts	(3,974)	(2,135)	(3,778)	(1,306)	-	(3,977)	-	(4,360)
Adjustments to maintain reserves	(41)	(25,747)	1,805	(27,630)	(311)	32,758	8	32,524

Net equity transactions	(17,292)	(726,667)	(219,290)	(350,671)	129,980	320,443	(25,305)	97,017

Net change in contract owners’ equity	2,029,528	763,743	2,329,415	1,694,677	1,502,450	1,329,243	(3,196)	139,064
Contract owners’ equity beginning of period	10,126,099	9,362,356	9,491,565	7,796,888	4,615,957	3,286,714	207,181	68,117

Contract owners’ equity end of period	$12,155,627	10,126,099	11,820,980	9,491,565	6,118,407	4,615,957	203,985	207,181

CHANGES IN UNITS:
Beginning units	724,097	787,806	526,295	560,057	415,075	381,137	23,500	9,508
Units purchased	84,826	77,928	65,455	69,493	51,759	86,958	-	14,344
Units redeemed	(90,195)	(141,637)	(81,623)	(103,255)	(36,797)	(53,020)	(2,791)	(352)

Ending units	718,728	724,097	510,127	526,295	430,037	415,075	20,709	23,500

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$85,554	145,606	31,666	55,755	187,862	341,266	83,653	175,850
Realized gain (loss) on investments	(861,147)	(805,887)	(23,051)	(81,845)	(2,047,726)	(3,399,112)	(301,713)	(726,575)
Change in unrealized gain (loss) on investments	1,582,406	2,635,761	116,020	438,313	2,720,805	6,489,010	665,144	1,930,983
Reinvested capital gains	-	13,648	-	62,378	-	451,291	-	212,562

Net increase (decrease) in contract owners’ equity resulting from operations	806,813	1,989,128	124,635	474,601	860,941	3,882,455	447,084	1,592,820

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	468,588	543,048	-	41	626,704	806,566	387,500	522,616
Transfers between funds	(472,657)	909,392	(51,111)	(87,521)	(1,829,701)	(1,161,518)	(127,204)	(570,054)
Surrenders (note 6)	(587,507)	(215,313)	(83,141)	(60,255)	(622,352)	(1,201,312)	(524,225)	(439,480)
Death Benefits (note 4)	-	(5,865)	(86)	-	(55,395)	(58,838)	(10,410)	(584)
Net policy repayments (loans) (note 5)	(8,281)	(68,935)	(21,446)	(16,520)	(1,272)	731,642	(10,848)	(19,199)
Deductions for surrender charges (note 2d)	(6,937)	(5,637)	(1,538)	(3,956)	-	-	(9,958)	(21,871)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(218,801)	(208,344)	(50,419)	(58,983)	(136,962)	(166,754)	(204,142)	(239,699)
Asset charges (note 3):
FPVUL & VEL contracts	(16,535)	(2,278)	(5,058)	(20,486)	-	(984)	(14,940)	1
MSP contracts	(874)	(94)	(442)	(466)	-	(60)	(231)	-
SL contracts or LSFP contracts	(3,208)	(441)	(822)	(3,725)	-	(243)	(4,523)	-
Adjustments to maintain reserves	2,005	(13,494)	22	18,343	286	1,301	264	(21,981)

Net equity transactions	(844,207)	932,040	(214,041)	(233,529)	(2,018,692)	(1,050,199)	(518,717)	(790,251)

Net change in contract owners’ equity	(37,394)	2,921,168	(89,406)	241,072	(1,157,751)	2,832,256	(71,633)	802,569
Contract owners’ equity beginning of period	5,680,036	2,758,868	1,698,403	1,457,331	12,834,613	10,002,357	5,544,505	4,741,936

Contract owners’ equity end of period	$5,642,642	5,680,036	1,608,997	1,698,403	11,676,862	12,834,613	5,472,872	5,544,505

CHANGES IN UNITS:
Beginning units	329,156	275,997	84,266	99,305	694,601	740,460	428,311	502,570
Units purchased	24,354	94,539	-	9	98,184	106,764	38,242	49,905
Units redeemed	(75,250)	(41,380)	(10,808)	(15,048)	(208,052)	(152,623)	(76,559)	(124,164)

Ending units	278,260	329,156	73,458	84,266	584,733	694,601	389,994	428,311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI2		FTVGI3		FTVFA2		GVMCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$36,332	289,491	119,496	1,010,310	7,656	6,436	203,501	648,737
Realized gain (loss) on investments	65,901	(32,038)	245,111	(194,950)	20,260	(33,732)	(4,619,559)	(7,867,883)
Change in unrealized gain (loss) on investments	802,304	52,782	708,982	312,003	1,483	83,885	15,374,155	18,839,243
Reinvested capital gains	8,717	-	21,763	-	29	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	913,254	310,235	1,095,352	1,127,363	29,428	56,589	10,958,097	11,620,097

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	186,675	164,993	604,542	590,036	16,889	36,283	1,389,835	1,476,811
Transfers between funds	35,245,316	1,083,600	2,961,122	(678,613)	60,335	118,482	(5,663,166)	(1,551,525)
Surrenders (note 6)	(131,222)	(2,269)	(1,011,818)	(703,025)	(23,686)	(18,028)	(1,467,673)	(2,223,541)
Death Benefits (note 4)	-	(2,761)	(3,122)	(226)	-	-	(105,300)	(76,838)
Net policy repayments (loans) (note 5)	(121,073)	126	(100,034)	1,895	(4)	(783)	(129,893)	(5,807)
Deductions for surrender charges (note 2d)	-	-	(10,616)	(8,038)	(987)	(140)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,020)	(40,404)	(343,604)	(347,645)	(14,457)	(10,828)	(656,780)	(664,105)
Asset charges (note 3):
FPVUL & VEL contracts	(464)	(0)	(24,177)	(2,429)	(1,372)	(1,171)	-	(8,864)
MSP contracts	-	-	(1,020)	(218)	(140)	(8)	-	(312)
SL contracts or LSFP contracts	-	-	(3,965)	(232)	(106)	(10)	-	(1,832)
Adjustments to maintain reserves	23,900	(182)	27	(23,271)	277	207	7,561	11,220

Net equity transactions	35,116,112	1,203,103	2,067,335	(1,171,766)	36,749	124,005	(6,625,416)	(3,044,794)

Net change in contract owners’ equity	36,029,366	1,513,338	3,162,687	(44,403)	66,177	180,594	4,332,681	8,575,303
Contract owners’ equity beginning of period	2,537,371	1,024,033	6,402,103	6,446,506	296,677	116,083	46,532,951	37,957,648

Contract owners’ equity end of period	$38,566,737	2,537,371	9,564,790	6,402,103	362,854	296,677	50,865,632	46,532,951

CHANGES IN UNITS:
Beginning units	198,636	94,925	410,243	490,278	34,220	17,440	2,611,229	2,832,966
Units purchased	2,461,875	108,351	183,369	60,991	11,100	19,878	115,735	150,600
Units redeemed	(25,138)	(4,640)	(57,755)	(141,026)	(7,359)	(3,098)	(438,178)	(372,337)

Ending units	2,635,373	198,636	535,857	410,243	37,961	34,220	2,288,786	2,611,229

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVSG		BNCAI		AMGP		AMINS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(471)	(506)	(23,730)	(21,202)	4,947	13,816	-	-
Realized gain (loss) on investments	42,700	(18,609)	(486,045)	(1,758,205)	(52,136)	(1,542,769)	-	(1,466,302)
Change in unrealized gain (loss) on investments	3,268	104,712	3,126,422	4,837,859	357,862	2,680,187	-	1,820,124
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,497	85,597	2,616,647	3,058,452	310,673	1,151,234	-	353,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,985	1,939	590,057	656,234	4,604	244,183	144	65,299
Transfers between funds	(66,998)	100,339	(196,692)	347,031	26,758	(5,838,657)	323	(2,205,412)
Surrenders (note 6)	(27,721)	(7,889)	(493,834)	(662,978)	(5,143)	(819,973)	-	(116,343)
Death Benefits (note 4)	-	-	(13,159)	(14,320)	(6,218)	(4,578)	-	-
Net policy repayments (loans) (note 5)	(5,341)	(6,076)	(58,119)	(148,984)	-	77,234	-	(7,532)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13,343)	-	(3,413)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,418)	(8,102)	(181,852)	(194,251)	(32,847)	(245,140)	(475)	(70,693)
Asset charges (note 3):
FPVUL & VEL contracts	(12)	(8,583)	(657)	(2,382)	1	-	8	-
MSP contracts	-	(216)	-	(64)	-	-	-	-
SL contracts or LSFP contracts	-	(1,184)	-	(740)	-	-	-	-
Adjustments to maintain reserves	25	9,985	221	2,921	77	(13,505)	-	(4,675)

Net equity transactions	(98,480)	80,213	(354,035)	(17,533)	(12,768)	(6,613,779)	-	(2,342,769)

Net change in contract owners’ equity	(52,983)	165,810	2,262,612	3,040,919	297,905	(5,462,545)	-	(1,988,947)
Contract owners’ equity beginning of period	272,274	106,464	10,638,685	7,597,766	1,567,749	7,030,294	-	1,988,947

Contract owners’ equity end of period	$219,291	272,274	12,901,297	10,638,685	1,865,654	1,567,749	-	-

CHANGES IN UNITS:
Beginning units	32,677	18,197	655,905	647,462	124,914	551,770	-	248,009
Units purchased	6,093	18,130	62,746	117,245	6,371	21,595	38	9,142
Units redeemed	(17,723)	(3,650)	(88,204)	(108,802)	(6,566)	(448,451)	(38)	(257,151)

Ending units	21,047	32,677	630,447	655,905	124,719	124,914	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMCG		AMTP		AMRI		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,744)	(14,212)	20,117	39,264	18,863	38,852	-	-
Realized gain (loss) on investments	(324,725)	3,341,833	398,708	(8,477,055)	(35,559)	(406,048)	-	(397,742)
Change in unrealized gain (loss) on investments	1,793,966	1,225,579	90,998	11,536,812	872,086	1,298,460	-	561,579
Reinvested capital gains	-	-	-	182,659	-	37,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,456,497	4,553,200	509,823	3,281,680	855,390	968,780	-	163,837

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	173,591	1,056,999	66,949	480,946	68,312	48,189	18	38,424
Transfers between funds	(939,798)	(19,239,794)	605,957	(8,041,260)	538,409	23,956	97	(867,123)
Surrenders (note 6)	(36,093)	(5,616,544)	(186,477)	(398,408)	(17,523)	(43,936)	-	(3,652)
Death Benefits (note 4)	(3,478)	(84,081)	(9,305)	(21,709)	-	-	-	(2,977)
Net policy repayments (loans) (note 5)	(1,243)	(50,813)	(1,297)	42,842	-	-	-	(5,884)
Deductions for surrender charges (note 2d)	-	(51,831)	48	(32,388)	-	-	-	(474)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,026)	(1,177,096)	(97,370)	(352,221)	(50,012)	(45,605)	(117)	(21,295)
Asset charges (note 3):
FPVUL & VEL contracts	19	-	(1,010)	-	(477)	-	2	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	484	(44,740)	1,857	(20,089)	544	(286)	-	(1,830)

Net equity transactions	(926,544)	(25,207,900)	379,352	(8,342,287)	539,253	(17,682)	-	(864,811)

Net change in contract owners’ equity	529,953	(20,654,700)	889,175	(5,060,607)	1,394,643	951,098	-	(700,974)
Contract owners’ equity beginning of period	5,581,236	26,235,936	3,144,149	8,204,756	2,969,274	2,018,176	-	700,974

Contract owners’ equity end of period	$6,111,189	5,581,236	4,033,324	3,144,149	4,363,917	2,969,274	-	-

CHANGES IN UNITS:
Beginning units	537,257	2,207,124	235,941	900,619	355,419	353,171	-	97,268
Units purchased	25,729	82,822	49,525	167,718	66,990	28,237	11	5,889
Units redeemed	(93,929)	(1,752,689)	(25,884)	(832,396)	(7,606)	(25,989)	(11)	(103,157)

Ending units	469,057	537,257	259,582	235,941	414,803	355,419	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVGR		OVGS3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,869)	(1,318)	903	49,340	39,658	146,045	223,304	288,133
Realized gain (loss) on investments	(143,543)	(528,882)	(219,013)	(593,019)	1,013,283	(2,935,835)	(506,394)	(1,112,664)
Change in unrealized gain (loss) on investments	454,102	842,176	720,728	1,138,345	5,254,291	31,182,105	2,706,776	5,057,893
Reinvested capital gains	-	-	-	-	-	-	-	275,295

Net increase (decrease) in contract owners’ equity resulting from operations	308,690	311,976	502,618	594,666	6,307,232	28,392,315	2,423,686	4,508,657

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,978	128,971	196,098	207,791	3,727,416	5,012,399	1,780,086	2,218,664
Transfers between funds	12,681	169,724	116,871	(267,869)	(54,151,519)	(6,327,099)	264,803	(902,235)
Surrenders (note 6)	(53,286)	(113,078)	(371,627)	(493,708)	(5,328,817)	(6,494,378)	(1,621,881)	(1,036,224)
Death Benefits (note 4)	(9,516)	(663)	(2,342)	-	(256,873)	(233,092)	(16,147)	(47,241)
Net policy repayments (loans) (note 5)	(5,965)	(7,919)	46,291	(92,047)	(355,071)	958,751	(76,450)	81,516
Deductions for surrender charges (note 2d)	(1,707)	(11,367)	(9,053)	(19,244)	(45,396)	(99,081)	(43,803)	(56,919)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,602)	(47,203)	(133,253)	(144,198)	(2,572,763)	(3,201,673)	(776,956)	(801,297)
Asset charges (note 3):
FPVUL & VEL contracts	(3,143)	-	(8,290)	-	(126,808)	-	(57,402)	-
MSP contracts	-	-	(729)	-	(3,221)	-	(1,701)	-
SL contracts or LSFP contracts	(97)	-	(1,766)	-	(12,970)	-	(8,918)	-
Adjustments to maintain reserves	131	(2,942)	693	(10,831)	361	(144,866)	(2,188)	(58,081)

Net equity transactions	8,474	115,523	(167,107)	(820,106)	(59,125,661)	(10,529,039)	(560,557)	(601,817)

Net change in contract owners’ equity	317,164	427,499	335,511	(225,440)	(52,818,429)	17,863,276	1,863,129	3,906,840
Contract owners’ equity beginning of period	1,588,784	1,161,285	2,289,073	2,514,513	87,241,809	69,378,533	15,556,341	11,649,501

Contract owners’ equity end of period	$1,905,948	1,588,784	2,624,584	2,289,073	34,423,380	87,241,809	17,419,470	15,556,341

CHANGES IN UNITS:
Beginning units	140,469	125,689	156,920	226,546	7,777,387	8,886,911	1,233,718	1,290,636
Units purchased	16,745	39,463	20,800	18,302	307,731	655,964	173,041	229,006
Units redeemed	(16,090)	(24,683)	(31,270)	(87,928)	(4,743,236)	(1,765,488)	(215,563)	(285,924)

Ending units	141,124	140,469	146,450	156,920	3,341,882	7,777,387	1,191,196	1,233,718

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$610,621	813,761	69,445	-	24,995	-	285,641	459,271
Realized gain (loss) on investments	(1,974,775)	(5,381,641)	(200,323)	(754,547)	(280,275)	(470,256)	(116,047)	(799,855)
Change in unrealized gain (loss) on investments	8,507,156	17,448,044	296,349	976,180	307,950	557,363	3,808,825	6,382,896
Reinvested capital gains	-	842,392	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,143,002	13,722,556	165,471	221,633	52,670	87,107	3,978,419	6,042,312

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	696,356	1,219,956	271,059	303,261	-	72	1,975,097	2,179,467
Transfers between funds	(1,399,207)	(1,788,353)	123,164	100,991	(24,763)	(43,550)	(1,000,492)	(1,262,166)
Surrenders (note 6)	(1,943,876)	(1,726,010)	(136,052)	(69,967)	(30,192)	(17,592)	(2,039,437)	(1,636,677)
Death Benefits (note 4)	(73,171)	(35,757)	(2,574)	(3,770)	(50)	(409)	(166,401)	(63,001)
Net policy repayments (loans) (note 5)	(263,981)	(273,864)	49,394	22,959	(4,788)	(16,487)	(12,664)	(91,065)
Deductions for surrender charges (note 2d)	(11,486)	(19,207)	(6,799)	(4,267)	(1,464)	(2,244)	(33,491)	(85,697)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,025,803)	(1,100,453)	(83,028)	(67,632)	(18,774)	(27,177)	(1,398,517)	(1,571,971)
Asset charges (note 3):
FPVUL & VEL contracts	(35,531)	-	(4,843)	-	(1,389)	-	(88,180)	-
MSP contracts	(1,269)	-	(61)	-	(82)	-	(2,877)	-
SL contracts or LSFP contracts	(5,643)	-	(540)	-	(186)	-	(9,689)	-
Adjustments to maintain reserves	(2,678)	(40,490)	(1)	(3,751)	1	(1,780)	310	(95,351)

Net equity transactions	(4,066,289)	(3,764,178)	209,719	277,824	(81,687)	(109,167)	(2,776,341)	(2,626,461)

Net change in contract owners’ equity	3,076,713	9,958,378	375,190	499,457	(29,017)	(22,060)	1,202,078	3,415,851
Contract owners’ equity beginning of period	48,628,512	38,670,134	983,678	484,221	407,449	429,509	26,667,566	23,251,715

Contract owners’ equity end of period	$51,705,225	48,628,512	1,358,868	983,678	378,432	407,449	27,869,644	26,667,566

CHANGES IN UNITS:
Beginning units	3,690,714	4,095,071	380,539	237,435	111,867	147,777	2,312,253	2,576,774
Units purchased	58,272	269,410	169,370	226,067	-	8	192,947	292,365
Units redeemed	(358,063)	(673,767)	(91,536)	(82,963)	(21,372)	(35,918)	(420,275)	(556,886)

Ending units	3,390,923	3,690,714	458,373	380,539	90,495	111,867	2,084,925	2,312,253

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVAG		OVSB		PMVAAA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,669	30,280	(14,654)	(12,026)	152,989	1,565	112,394	53,354
Realized gain (loss) on investments	(209,465)	(494,419)	11,310	(1,129,222)	(3,787)	(81,767)	52,148	47,363
Change in unrealized gain (loss) on investments	1,112,371	1,681,672	5,664,838	6,737,017	118,807	313,267	1,419	73,226
Reinvested capital gains	-	-	-	-	-	622	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	931,575	1,217,533	5,661,494	5,595,769	268,009	233,687	165,961	173,943

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	323,428	454,245	2,554,988	2,281,640	56	60,260	195,465	54,772
Transfers between funds	(99,276)	142,242	(1,821,376)	(998,486)	104,967	498,766	943,289	86,878
Surrenders (note 6)	(492,091)	(209,982)	(1,428,507)	(1,698,953)	-	-	(29,503)	(30,321)
Death Benefits (note 4)	(356)	(311)	(67,823)	(27,597)	(2,285)	(4,655)	(4,306)	(1,831)
Net policy repayments (loans) (note 5)	(73,566)	(83,858)	(224,590)	89,593	(40,477)	-	4,839	2,567
Deductions for surrender charges (note 2d)	(13,035)	(8,407)	(10,108)	(44,870)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(199,303)	(209,269)	(1,243,526)	(1,343,048)	(13,922)	(11,502)	(29,804)	(18,658)
Asset charges (note 3):
FPVUL & VEL contracts	(15,306)	-	(71,824)	-	-	-	(276)	-
MSP contracts	(341)	-	(1,248)	-	-	-	-	-
SL contracts or LSFP contracts	(2,702)	-	(4,656)	-	-	-	-	-
Adjustments to maintain reserves	50	(16,096)	(831)	(69,046)	4	13	(19)	4

Net equity transactions	(572,498)	68,564	(2,319,501)	(1,810,767)	48,343	542,882	1,079,685	93,411

Net change in contract owners’ equity	359,077	1,286,097	3,341,993	3,785,002	316,352	776,569	1,245,646	267,354
Contract owners’ equity beginning of period	4,359,964	3,073,867	23,038,111	19,253,109	1,749,558	972,989	863,589	596,235

Contract owners’ equity end of period	$4,719,041	4,359,964	26,380,104	23,038,111	2,065,910	1,749,558	2,109,235	863,589

CHANGES IN UNITS:
Beginning units	247,124	239,034	2,460,389	2,739,147	173,563	114,461	63,072	52,891
Units purchased	19,961	44,998	300,156	298,331	12,063	60,896	77,818	16,170
Units redeemed	(50,339)	(36,908)	(542,720)	(577,089)	(6,992)	(1,794)	(4,448)	(5,989)

Ending units	216,746	247,124	2,217,825	2,460,389	178,634	173,563	136,442	63,072

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFBA		PMVLDA		PMVRRA		PMVTRA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,696	9,699	990,338	1,401,981	975,679	1,939,994	5,644,032	10,160,514
Realized gain (loss) on investments	75,657	81,133	241,229	(157,572)	317,077	(68,919)	6,713,624	2,719,493
Change in unrealized gain (loss) on investments	129,492	(19,563)	1,881,278	1,291,678	3,930,175	6,383,343	(6,400,019)	6,413,613
Reinvested capital gains	14,971	9,479	230,508	2,576,351	780,456	2,826,272	10,775,489	6,877,332

Net increase (decrease) in contract owners’ equity resulting from operations	250,816	80,748	3,343,353	5,112,438	6,003,387	11,080,690	16,733,126	26,170,952

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,282	30,965	3,083,419	2,234,772	3,140,682	3,726,517	8,068,376	10,285,511
Transfers between funds	1,123,956	569,719	12,963,321	16,938,777	13,853,605	4,070,896	120,035,007	42,752,222
Surrenders (note 6)	(47,777)	(1,511)	(4,509,403)	(2,689,673)	(6,767,937)	(2,559,305)	(9,918,676)	(16,959,592)
Death Benefits (note 4)	-	(6,469)	(64,790)	(95,366)	(92,282)	(91,743)	(238,786)	(1,576,032)
Net policy repayments (loans) (note 5)	(18,532)	(11,451)	328,279	(145,433)	(269,332)	467,799	(392,591)	1,083,860
Deductions for surrender charges (note 2d)	(175)	-	(8,272)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,446)	(22,331)	(1,130,468)	(744,922)	(1,111,302)	(1,116,672)	(3,713,233)	(3,915,290)
Asset charges (note 3):
FPVUL & VEL contracts	(5,663)	-	(16,962)	-	(1,228)	-	(9,747)	-
MSP contracts	(14)	-	(592)	-	-	-	-	-
SL contracts or LSFP contracts	(1,006)	-	(1,908)	-	-	-	-	-
Adjustments to maintain reserves	(2,052)	(1,949)	(475)	(9,181)	3,746	(8,604)	(3,155)	(35,005)

Net equity transactions	1,039,573	556,973	10,642,149	15,488,974	8,755,952	4,488,888	113,827,195	31,635,674

Net change in contract owners’ equity	1,290,389	637,721	13,985,502	20,601,412	14,759,339	15,569,578	130,560,321	57,806,626
Contract owners’ equity beginning of period	637,721	-	57,380,322	36,778,910	75,443,783	59,874,205	227,959,829	170,153,203

Contract owners’ equity end of period	$1,928,110	637,721	71,365,824	57,380,322	90,203,122	75,443,783	358,520,150	227,959,829

CHANGES IN UNITS:
Beginning units	57,795	-	4,311,499	3,127,979	4,986,254	4,682,086	14,722,981	12,508,618
Units purchased	118,214	61,891	1,414,403	1,606,797	1,019,127	1,216,812	8,162,697	3,688,960
Units redeemed	(16,415)	(4,096)	(625,764)	(423,277)	(481,171)	(912,644)	(1,497,530)	(1,474,597)

Ending units	159,594	57,795	5,100,138	4,311,499	5,524,210	4,986,254	21,388,148	14,722,981

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PIVEMI		PIHYB1		PVGIB		PVTIGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,444	7,824	954,336	1,158,417	11,812	17,919	39,408	-
Realized gain (loss) on investments	405,607	85,798	2,035,090	(2,909,377)	(125,402)	(138,463)	(266,079)	(426,118)
Change in unrealized gain (loss) on investments	(151,076)	380,336	(222,972)	8,661,414	211,614	299,375	330,023	715,663
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	259,975	473,958	2,766,454	6,910,454	98,024	178,831	103,352	289,545

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	246,818	114,246	188,948	440,744	69,685	93,820	48,409	101,596
Transfers between funds	243,622	618,567	(7,381,992)	(360,962)	20,315	(38,269)	(114,096)	(109,102)
Surrenders (note 6)	(13,465)	(6,359)	(939,267)	(598,060)	(96,935)	(74,009)	(66,414)	(194,029)
Death Benefits (note 4)	-	-	(27,890)	(58,486)	(1,682)	-	-	(1,238)
Net policy repayments (loans) (note 5)	8,973	(906)	(138,220)	19,307	59	23,772	(13,604)	(21,438)
Deductions for surrender charges (note 2d)	-	-	-	-	(7,325)	(4,235)	(3,115)	(8,810)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,365)	(29,556)	(258,535)	(244,445)	(44,566)	(49,122)	(53,961)	(68,256)
Asset charges (note 3):
FPVUL & VEL contracts	(1,227)	-	(289)	-	(3,026)	-	(3,664)	-
MSP contracts	-	-	-	-	(28)	-	(141)	-
SL contracts or LSFP contracts	-	-	-	-	(292)	-	(231)	-
Adjustments to maintain reserves	262	(200)	(3,164)	834	6	(2,998)	(26)	(4,642)

Net equity transactions	427,618	695,792	(8,560,409)	(801,068)	(63,789)	(51,041)	(206,843)	(305,919)

Net change in contract owners’ equity	687,593	1,169,750	(5,793,955)	6,109,386	34,235	127,790	(103,491)	(16,374)
Contract owners’ equity beginning of period	1,316,071	146,321	18,463,987	12,354,601	746,878	619,088	1,256,441	1,272,815

Contract owners’ equity end of period	$2,003,664	1,316,071	12,670,032	18,463,987	781,113	746,878	1,152,950	1,256,441

CHANGES IN UNITS:
Beginning units	173,004	33,546	1,038,134	1,112,104	59,317	63,826	77,883	98,334
Units purchased	68,260	146,604	61,389	221,563	7,599	9,538	3,781	6,093
Units redeemed	(13,888)	(7,146)	(495,087)	(295,533)	(12,678)	(14,047)	(16,708)	(26,544)

Ending units	227,376	173,004	604,436	1,038,134	54,238	59,317	64,956	77,883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTSCB		PVVIB		PVTVB		VKVGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2	39	(110)	(142)	17,709	5,777	73,929	(1,279)
Realized gain (loss) on investments	877	452	34,847	3,470	204,446	7,386	218,884	(61,518)
Change in unrealized gain (loss) on investments	104	756	(30,219)	30,219	23,834	398,764	(91,262)	306,866
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	983	1,247	4,518	33,547	245,989	411,927	201,551	244,069

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	414	120	9	(2,876)	113,302	78,972	76,710	116,161
Transfers between funds	2,798	2,180	(95,749)	63,395	22,230	438,777	325,744	(29,428)
Surrenders (note 6)	(56)	-	-	-	(92,674)	(39,574)	(64,540)	(34,126)
Death Benefits (note 4)	-	-	(138)	(226)	-	-	-	(3,820)
Net policy repayments (loans) (note 5)	-	-	(207)	-	(32,716)	7,212	(11,458)	(7,402)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,855)	(3,660)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(168)	(137)	(391)	(646)	(64,020)	(45,182)	(26,969)	(22,515)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(4,148)	-	(258)	-
MSP contracts	-	-	-	-	(260)	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,991)	-	-	-
Adjustments to maintain reserves	(1)	2	(134)	(1,102)	(33)	(4,279)	(47)	(138)

Net equity transactions	2,987	2,165	(96,610)	58,545	(62,165)	432,266	299,182	18,732

Net change in contract owners’ equity	3,970	3,412	(92,092)	92,092	183,824	844,193	500,733	262,801
Contract owners’ equity beginning of period	3,762	350	92,092	-	1,349,351	505,158	748,123	485,322

Contract owners’ equity end of period	$7,732	3,762	-	92,092	1,533,175	1,349,351	1,248,856	748,123

CHANGES IN UNITS:
Beginning units	532	65	6,667	-	89,306	54,796	108,490	99,311
Units purchased	416	495	-	7,139	22,974	42,015	53,771	35,801
Units redeemed	(78)	(28)	(6,667)	(472)	(28,278)	(7,505)	(13,911)	(26,622)

Ending units	870	532	-	6,667	84,002	89,306	148,350	108,490

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ROCMC		ROCSC		TRBCG2		TREI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$674,698	(73,599)	(218)	(456)	(844)	(752)	984,930	940,663
Realized gain (loss) on investments	(4,167,787)	(8,656,246)	31,737	(26,692)	644,331	(358,102)	(8,864,178)	(12,130,552)
Change in unrealized gain (loss) on investments	14,605,283	24,040,908	19,394	102,125	(103,159)	1,319,164	17,190,432	25,683,362
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,112,194	15,311,063	50,913	74,977	540,328	960,310	9,311,184	14,493,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,503,512	1,561,059	21	67	277,618	198,132	2,513,055	2,952,172
Transfers between funds	(2,801,037)	(1,815,279)	14,117	115,780	(3,300,205)	(7,519)	(17,597,195)	242,104
Surrenders (note 6)	(1,351,903)	(1,752,898)	-	-	(138,307)	(144,897)	(3,273,990)	(3,799,863)
Death Benefits (note 4)	(90,690)	(544,550)	(404)	(758)	(638)	(16,169)	(102,615)	(118,457)
Net policy repayments (loans) (note 5)	(138,177)	759,368	(9,261)	-	(26,610)	(23,045)	(172,691)	50,167
Deductions for surrender charges (note 2d)	-	-	-	-	(5,379)	(4,703)	(4,932)	(7,785)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(540,504)	(539,587)	(1,955)	(2,018)	(99,986)	(120,428)	(1,253,625)	(1,287,230)
Asset charges (note 3):
FPVUL & VEL contracts	(1,176)	-	-	-	(7,102)	-	(14,952)	-
MSP contracts	-	-	-	-	(364)	-	(899)	-
SL contracts or LSFP contracts	-	-	-	-	(3,030)	-	(1,936)	-
Adjustments to maintain reserves	1,724	(601)	16	3	227	(9,961)	15,711	(19,724)

Net equity transactions	(3,418,251)	(2,332,488)	2,534	113,074	(3,303,776)	(128,590)	(19,894,069)	(1,988,616)

Net change in contract owners’ equity	7,693,943	12,978,575	53,447	188,051	(2,763,448)	831,720	(10,582,885)	12,504,857
Contract owners’ equity beginning of period	39,340,030	26,361,455	276,243	88,192	3,216,125	2,384,405	71,264,522	58,759,665

Contract owners’ equity end of period	$47,033,973	39,340,030	329,690	276,243	452,677	3,216,125	60,681,637	71,264,522

CHANGES IN UNITS:
Beginning units	1,847,860	1,954,973	27,947	12,038	284,572	298,969	4,921,613	5,076,907
Units purchased	130,601	181,540	835	16,265	23,756	35,680	282,173	515,424
Units redeemed	(274,874)	(288,653)	(1,050)	(356)	(273,436)	(50,077)	(1,539,463)	(670,718)

Ending units	1,703,587	1,847,860	27,732	27,947	34,892	284,572	3,664,323	4,921,613

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRHS2		TRMCG2		TRNAG1		TRPSB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,470)	(2,633)	(49,191)	(39,987)	(2,533)	(26,319)	33,447	7,974
Realized gain (loss) on investments	14,364	(185,395)	(878,331)	(4,004,691)	1,769,354	(1,964,836)	111,884	(95,706)
Change in unrealized gain (loss) on investments	291,793	545,834	5,235,037	10,715,898	1,239,828	6,203,128	31,772	185,158
Reinvested capital gains	-	-	1,137,324	20,964	430,055	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	302,687	357,806	5,444,839	6,692,184	3,436,704	4,211,973	177,103	97,426

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,691	101,670	546,017	677,001	803,205	829,411	75,384	81,170
Transfers between funds	651,711	(146,376)	(2,839,584)	(969,185)	3,368,266	1,877,527	818,265	(67,394)
Surrenders (note 6)	-	-	(1,208,114)	(583,311)	(337,857)	(982,155)	(1,708)	(61,621)
Death Benefits (note 4)	(2,298)	(5,293)	(84,081)	(32,255)	(23,094)	(9,030)	-	(1,971)
Net policy repayments (loans) (note 5)	(40,131)	-	(72,336)	15,601	(50,185)	30,857	(4,062)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,882)	(12,381)	(273,504)	(260,321)	(334,082)	(233,956)	(26,062)	(14,220)
Asset charges (note 3):
FPVUL & VEL contracts	(413)	-	-	-	(993)	-	(349)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(121)	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	13	1,170	64	988	(274)	18	(331)

Net equity transactions	596,562	(62,367)	(3,930,432)	(1,152,406)	3,426,248	1,512,380	861,486	(64,367)

Net change in contract owners’ equity	899,249	295,439	1,514,407	5,539,778	6,862,952	5,724,353	1,038,589	33,059
Contract owners’ equity beginning of period	1,565,396	1,269,957	20,821,506	15,281,728	13,499,897	7,775,544	453,677	420,618

Contract owners’ equity end of period	$2,464,645	1,565,396	22,335,913	20,821,506	20,362,849	13,499,897	1,492,266	453,677

CHANGES IN UNITS:
Beginning units	167,972	178,625	1,015,894	1,081,279	1,070,932	925,249	45,275	55,304
Units purchased	69,087	14,108	74,771	51,631	347,642	302,701	88,949	20,259
Units redeemed	(7,594)	(24,761)	(236,057)	(117,016)	(65,614)	(157,018)	(3,106)	(30,288)

Ending units	229,465	167,972	854,608	1,015,894	1,352,960	1,070,932	131,118	45,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEM		VWHA		VVB		VVDV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$104,101	10,849	70,707	27,884	43,979	54,460	39,302	44,866
Realized gain (loss) on investments	(1,763,348)	(8,929,462)	(2,508,620)	(5,731,591)	27,507	(179,323)	(69,409)	(201,304)
Change in unrealized gain (loss) on investments	6,164,743	17,730,793	12,459,821	15,745,952	99,161	373,050	167,125	479,742
Reinvested capital gains	-	831,487	-	109,163	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,505,496	9,643,667	10,021,908	10,151,408	170,647	248,187	137,018	323,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	492,390	1,448,691	1,034,056	1,953,824	61	133,418	133	73,249
Transfers between funds	(1,077,529)	791,663	19,911,036	3,007,379	398,764	91,677	(27,963)	241,922
Surrenders (note 6)	(1,009,934)	(1,024,271)	(1,591,505)	(1,391,062)	-	-	-	-
Death Benefits (note 4)	(87,070)	(19,839)	(35,523)	(92,143)	(1,942)	(4,406)	(2,181)	(4,664)
Net policy repayments (loans) (note 5)	(172,075)	(2,966)	(420,110)	(265,454)	(19,968)	-	(26,546)	-
Deductions for surrender charges (note 2d)	(6,430)	(12,153)	(2,522)	(12,404)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(576,725)	(519,527)	(688,701)	(639,955)	(11,501)	(11,497)	(11,278)	(11,431)
Asset charges (note 3):
FPVUL & VEL contracts	(35,308)	-	(30,409)	-	-	-	-	-
MSP contracts	(568)	-	(833)	-	-	-	-	-
SL contracts or LSFP contracts	(3,745)	-	(3,912)	-	-	-	-	-
Adjustments to maintain reserves	(14,000)	(40,396)	(3,700)	(30,620)	14	17	22	14

Net equity transactions	(2,490,994)	621,202	18,167,877	2,529,565	365,428	209,209	(67,813)	299,090

Net change in contract owners’ equity	2,014,502	10,264,869	28,189,785	12,680,973	536,075	457,396	69,205	622,394
Contract owners’ equity beginning of period	18,989,279	8,724,410	30,370,806	17,689,833	1,381,229	923,833	1,634,455	1,012,061

Contract owners’ equity end of period	$21,003,781	18,989,279	58,560,591	30,370,806	1,917,304	1,381,229	1,703,660	1,634,455

CHANGES IN UNITS:
Beginning units	624,859	618,949	789,317	741,155	145,114	119,040	199,517	156,479
Units purchased	32,748	152,569	419,592	181,584	43,299	38,459	2,735	45,488
Units redeemed	(114,753)	(146,659)	(100,088)	(133,422)	(6,592)	(12,385)	(11,647)	(2,450)

Ending units	542,854	624,859	1,108,821	789,317	181,821	145,114	190,605	199,517

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VVI		VVMCI		VVREI		VVSTC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$53,586	91,329	24,474	35,587	(235)	-	93,003	100,837
Realized gain (loss) on investments	(234,731)	(570,258)	(90,542)	(588,270)	680	-	36,207	(4,977)
Change in unrealized gain (loss) on investments	735,299	1,513,119	967,111	1,336,235	44,555	-	40,466	246,123
Reinvested capital gains	-	-	-	101,879	-	-	-	12,942

Net increase (decrease) in contract owners’ equity resulting from operations	554,154	1,034,190	901,043	885,431	45,000	-	169,676	354,925

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9)	158,175	369	84,263	-	-	107	50,280
Transfers between funds	263,299	375,772	5,100,638	342,626	2,088,008	-	39,302	751,457
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	(5,028)	(10,563)	(4,539)	(9,499)	-	-	(4,857)	(10,339)
Net policy repayments (loans) (note 5)	(77,625)	-	(180,527)	-	(36,902)	-	(83,874)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,970)	(25,633)	(23,638)	(23,326)	-	-	(24,718)	(27,225)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	79	23	74	4	(98)	-	7	(7)

Net equity transactions	154,746	497,774	4,892,377	394,068	2,051,008	-	(74,033)	764,166

Net change in contract owners’ equity	708,900	1,531,964	5,793,420	1,279,499	2,096,008	-	95,643	1,119,091
Contract owners’ equity beginning of period	3,683,278	2,151,314	3,222,860	1,943,361	-	-	3,453,057	2,333,966

Contract owners’ equity end of period	$4,392,178	3,683,278	9,016,280	3,222,860	2,096,008	-	3,548,700	3,453,057

CHANGES IN UNITS:
Beginning units	467,282	388,890	390,462	329,815	-	-	316,885	243,364
Units purchased	33,434	91,459	506,259	65,829	202,142	-	5,243	77,198
Units redeemed	(18,210)	(13,067)	(23,605)	(5,182)	-	-	(11,980)	(3,677)

Ending units	482,506	467,282	873,116	390,462	202,142	-	310,148	316,885

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VVHGB		WRASP		WRGP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,056)	-	73,398	121	5,094	1,688	22,443	13,826
Realized gain (loss) on investments	(1,942)	-	352,254	(24,263)	36,816	(133,903)	190,398	(16,435)
Change in unrealized gain (loss) on investments	(33,980)	-	320,015	330,887	120,236	323,926	82,275	261,570
Reinvested capital gains	-	-	-	62,302	-	22,732	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,978)	-	745,667	369,047	162,146	214,443	295,116	258,961

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	724,455	339,871	52,128	56,691	196,213	25,094
Transfers between funds	8,377,471	-	3,141,923	3,589,076	371,272	77,182	238,339	373,198
Surrenders (note 6)	-	-	(441,214)	(31,207)	(48,437)	(14,299)	(27,764)	(10,285)
Death Benefits (note 4)	-	-	(16)	(4,323)	(4,437)	(4,802)	(1,837)	(440)
Net policy repayments (loans) (note 5)	(144,458)	-	(142,900)	(15,738)	8,993	(879)	(14,602)	(7,017)
Deductions for surrender charges (note 2d)	-	-	(3,718)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(297,425)	(81,751)	(21,633)	(13,598)	(36,718)	(17,149)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,305)	-	(297)	-	(531)	-
MSP contracts	-	-	(342)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,646)	-	-	-	-	-
Adjustments to maintain reserves	(248)	-	4,440	(3,102)	175	(80)	449	(31)

Net equity transactions	8,232,765	-	2,963,252	3,792,826	357,764	100,215	353,549	363,370

Net change in contract owners’ equity	8,195,787	-	3,708,919	4,161,873	519,910	314,658	648,665	622,331
Contract owners’ equity beginning of period	-	-	4,551,826	389,953	948,829	634,171	877,707	255,376

Contract owners’ equity end of period	$8,195,787	-	8,260,745	4,551,826	1,468,739	948,829	1,526,372	877,707

CHANGES IN UNITS:
Beginning units	-	-	433,930	46,516	76,067	64,648	89,045	31,929
Units purchased	823,116	-	378,358	400,426	34,930	29,205	41,399	70,388
Units redeemed	-	-	(87,227)	(13,012)	(6,191)	(17,786)	(9,808)	(13,272)

Ending units	823,116	-	725,061	433,930	104,806	76,067	120,636	89,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		SVDF		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,973)	(1,918)	(2,609)	(807)	50,317	(13,388)	(8,728)	(4,336)
Realized gain (loss) on investments	105,218	(56,620)	44,430	(104,336)	(87,189)	(8,660,730)	989,167	(191,163)
Change in unrealized gain (loss) on investments	(10,642)	302,917	892,940	487,368	1,859,409	13,914,162	255,038	1,103,171
Reinvested capital gains	42,929	45,120	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,532	289,499	934,761	382,225	1,822,537	5,240,044	1,235,477	907,672

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110,989	39,226	703,977	616,594	29,202	564,750	487,777	146,510
Transfers between funds	269,426	81,080	795,313	(48,986)	(933,976)	(10,519,279)	1,837,532	2,020,761
Surrenders (note 6)	(194,244)	(10,983)	(3)	-	(213,427)	(285,874)	(258,095)	(35,852)
Death Benefits (note 4)	(17)	(1,273)	-	-	(12,144)	(11,958)	-	(1,254)
Net policy repayments (loans) (note 5)	17,968	(2,344)	-	-	(6,026)	(11,707)	(37,146)	48
Deductions for surrender charges (note 2d)	-	-	-	-	(101)	(19,294)	(1,801)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,235)	(18,408)	(52,843)	(38,767)	(109,975)	(473,961)	(153,611)	(56,397)
Asset charges (note 3):
FPVUL & VEL contracts	(134)	-	(3,650)	-	23	-	(6,360)	-
MSP contracts	-	-	-	-	-	-	(116)	-
SL contracts or LSFP contracts	-	-	-	-	(1)	-	(778)	-
Adjustments to maintain reserves	514	(43)	53	(1,738)	88	(24,586)	(3,103)	(1,391)

Net equity transactions	176,267	87,255	1,442,847	527,103	(1,246,337)	(10,781,909)	1,864,299	2,072,425

Net change in contract owners’ equity	310,799	376,754	2,377,608	909,328	576,200	(5,541,865)	3,099,776	2,980,097
Contract owners’ equity beginning of period	1,041,485	664,731	1,868,368	959,040	8,318,108	13,859,973	3,713,916	733,819

Contract owners’ equity end of period	$1,352,284	1,041,485	4,245,976	1,868,368	8,894,308	8,318,108	6,813,692	3,713,916

CHANGES IN UNITS:
Beginning units	108,014	98,930	243,559	175,360	658,199	1,600,488	433,325	130,587
Units purchased	40,053	14,731	172,175	83,123	4,531	113,035	241,600	313,709
Units redeemed	(23,401)	(5,647)	(6,590)	(14,924)	(92,771)	(1,055,324)	(46,851)	(10,971)

Ending units	124,666	108,014	409,144	243,559	569,959	658,199	628,074	433,325

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TGF		WIEP		WVCP		BF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	4,120	-	6,746	-	94,608
Realized gain (loss) on investments	-	-	-	93,379	-	(125,903)	-	(4,616,970)
Change in unrealized gain (loss) on investments	-	-	-	52,379	-	196,067	-	4,327,370
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	149,878	-	76,910	-	(194,992)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9)	-	176	60,794	(4,256)	27,857	-	336,393
Transfers between funds	9	-	(984)	(1,259,905)	46	(353,737)	-	(10,323,170)
Surrenders (note 6)	-	-	185	(48,578)	-	(36,911)	-	(207,622)
Death Benefits (note 4)	-	-	-	(3,223)	-	-	-	(19,918)
Net policy repayments (loans) (note 5)	-	-	(161)	9,172	-	16,372	-	87,760
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(6,951)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	765	(38,406)	63	(17,632)	-	(233,203)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	19	-	6	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	(1,240)	(2,843)	3,938	(5,125)	-	34,473

Net equity transactions	-	-	(1,240)	(1,282,989)	(203)	(369,176)	-	(10,332,238)

Net change in contract owners’ equity	-	-	(1,240)	(1,133,111)	(203)	(292,266)	-	(10,527,230)
Contract owners’ equity beginning of period	-	-	1,240	1,134,351	203	292,469	-	10,527,230

Contract owners’ equity end of period	$-	-	-	1,240	-	203	-	-

CHANGES IN UNITS:
Beginning units	-	-	93	105,435	20	39,119	-	1,018,519
Units purchased	-	-	-	4,315	6	3,509	-	293,304
Units redeemed	-	-	(93)	(109,657)	(26)	(42,608)	-	(1,311,823)

Ending units	-	-	-	93	-	20	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		WGIP		JARLCS		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(406)	-	67,002	-	2,199	-	55,596
Realized gain (loss) on investments	-	(3,918,506)	-	(525,886)	-	(193,632)	-	67,765
Change in unrealized gain (loss) on investments	-	4,212,112	-	664,850	-	231,479	-	35,191
Reinvested capital gains	-	-	-	-	-	(67)	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	293,200	-	205,966	-	39,979	-	158,552

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,528)	331,413	(282,739)	326,528	-	13,396	-	148,224
Transfers between funds	1,361	(8,103,398)	(10,890)	(1,151,660)	-	(431,701)	-	(2,106,612)
Surrenders (note 6)	160	(265,724)	3,461	(11,879)	-	(12,461)	-	(107,960)
Death Benefits (note 4)	-	(21,835)	-	(657)	-	-	-	-
Net policy repayments (loans) (note 5)	(396)	39,812	-	(8,264)	-	(2,767)	-	(16,473)
Deductions for surrender charges (note 2d)	(19)	(12,947)	-	(1,052)	-	(59)	-	(793)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	2,340	(203,602)	2	(46,279)	-	(9,469)	-	(66,353)
Asset charges (note 3):
FPVUL & VEL contracts	83	-	2	-	-	(587)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	(17)	-	-
Adjustments to maintain reserves	(1)	(2,731)	290,164	(280,782)	-	(238)	-	(6,293)

Net equity transactions	-	(8,239,012)	-	(1,174,045)	-	(443,902)	-	(2,156,260)

Net change in contract owners’ equity	-	(7,945,812)	-	(968,079)	-	(403,923)	-	(1,997,708)
Contract owners’ equity beginning of period	-	7,945,812	-	968,079	-	403,923	-	1,997,708

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	930,055	-	83,554	-	33,622	-	177,875
Units purchased	11	36,753	36	5,160	-	1,187	-	8,132
Units redeemed	(11)	(966,808)	(36)	(88,714)	-	(34,809)	-	(186,007)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OGMVP		PVOEGB
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	3,283	-	(16)
Realized gain (loss) on investments	-	(193,176)	-	(6,492)
Change in unrealized gain (loss) on investments	-	185,593	-	7,288
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,300)	-	780

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	4	-	158
Transfers between funds	-	(129,708)	-	(35,513)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	(70)	-	(48)
Net policy repayments (loans) (note 5)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(637)	-	(293)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-
MSP contracts	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-
Adjustments to maintain reserves	-	14	-	16

Net equity transactions	-	(130,397)	-	(35,680)

Net change in contract owners’ equity	-	(134,697)	-	(34,900)
Contract owners’ equity beginning of period	-	134,697	-	34,900

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,719	-	6,380
Units purchased	-	6	-	6,302
Units redeemed	-	(10,725)	-	(12,682)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)

FIDELITY INVESTMENTS

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

PIONEER INVESTMENTS

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. High Yield Fund - Series I (AVHY1)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Developing Leaders Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - Strategic Value VIP - Class B (SVSHEB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)*

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)*

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Brandes International Equity Fund (MFBIE)*

Business Opportunity Value Fund (MFBOV)*

Frontier Capital Appreciation Fund (MFFCA)*

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

M Large Cap Growth Fund (MFTCG)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Non-Service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)*

Growth and Income Portfolio - Class I (ACGI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)*

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

VAN KAMPEN

Life Investment Trust - Growth and Income Portfolio - Class II (VKLGI2)*

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)

Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)

Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $11,717,798 and $12,945,103, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, Choice LifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, an administrative (per Specified Amount) charge is assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15%on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and Choice LifeSM contracts, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexbile Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $50,643,902 and $57,576,680, respectively, and total transfers from the Account to the fixed account were $71,185,930 and $123,242,143, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$4,097,447,277	0	$4,097,447,277

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 (AMVAA2)	$462,926	$396,769
Bond Fund - Class 2 (AMVBD2)	306,384	340,727
Global Small Capitalization Fund - Class 2 (AMVGS2)	153,986	274,533
Growth Fund - Class 2 (AMVGR2)	478,098	512,712
Large Cap Core V.I. Fund - Class II (MLVLC2)	446,721	497,180
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	1,262,879	1,353,613
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	45,347	38,912
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	99,843	102,321
U.S. Equity Flex I Portfolio (WSCP)	235,719	269,390
Variable Account Fund, Inc. - Value Portfolio (DAVVL)	723,133	1,078,101
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	354,939	635,186
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	54,704	81,468
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	5,396,466	5,836,169
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	8,166,485	10,052,441
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	142,259	162,724
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,430,460	2,947,420
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	3,773,330	3,564,873
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	14,776,698	15,518,274
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	43,806	48,515
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	387,761	455,603
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	683,236	971,202
Investors Growth Stock Series - Initial Class (MIGIC)	536,382	544,192
Research International Series - Service Class (MVRISC)	95,824	85,603
Value Series - Initial Class (MVFIC)	1,167,806	924,901
Value Series - Service Class (MVFSC)	552,761	726,007
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	3,209,826	3,116,670
Core Plus Fixed Income Portfolio - Class I (MSVFI)	558,402	487,627
Emerging Markets Debt Portfolio - Class I (MSEM)	3,246,398	3,517,560
Mid Cap Growth Portfolio - Class I (MSVMG)	3,597,066	3,915,762
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)	367,806	440,283
U.S. Real Estate Portfolio - Class I (MSVRE)	7,846,571	7,095,926
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	152,439	160,198
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	349,634	359,999
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	710,349	567,025
American Funds NVIT Bond Fund - Class II (GVABD2)	1,110,881	1,084,542
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,515,920	1,176,745
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,971,744	1,302,408
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	445,283	360,760
Federated NVIT High Income Bond Fund - Class I (HIBF)	7,283,547	6,280,996
Federated NVIT High Income Bond Fund - Class III (HIBF3)	4,699,426	6,242,046
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	13,943,516	9,050,093
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	4,500,580	2,687,058
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	3,771,130	2,891,316
Gartmore NVIT International Equity Fund - Class I (GIG)	1,767,036	1,900,634
Gartmore NVIT International Equity Fund - Class III (GIG3)	528,487	600,409
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	92,240	108,812
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	834,096	627,689
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	17,609	17,429
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,034,456	2,287,701
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	97,647	118,569
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	222,732	295,881
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	311,385	377,996
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	732,085	792,698
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	256,517	296,517
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	429,541	554,276
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	548,092	675,288
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	82,896	101,253
NVIT Core Bond Fund - Class I (NVCBD1)	571,730	608,794
NVIT Core Plus Bond Fund - Class I (NVLCP1)	173,786	193,688
NVIT Fund - Class I (TRF)	309,878,101	251,361,993
NVIT Global Financial Services Fund - Class I (GVGF1)	1,813,075	2,443,733
NVIT Government Bond Fund - Class I (GBF)	24,425,684	25,645,468
NVIT Growth Fund - Class I (CAF)	2,578,173	3,967,308
NVIT Health Sciences Fund - Class I (GVGH1)	3,058,833	3,033,207
NVIT Health Sciences Fund - Class III (GVGHS)	2,827,097	2,852,024
NVIT International Index Fund - Class II (GVIX2)	1,370,498	1,631,752
NVIT International Index Fund - Class VI (GVIX6)	372,571	313,767
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	9,729,131	6,234,824
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10,464	10,926
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	135,986	141,476
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,953,460	4,924,849
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	13,327,067	11,834,806
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,678,393	7,201,321
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,135,976	3,634,624
NVIT Leaders Fund - Class I (GVUS1)	1,200,456	1,244,282
NVIT Mid Cap Index Fund - Class I (MCIF)	11,439,925	10,012,392
NVIT Money Market Fund - Class I (SAM)	41,162,222	41,162,222
NVIT Money Market Fund - Class V (SAM5)	152,165,951	152,165,951
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,783,952	2,044,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	375,284	238,046
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,855,207	1,052,630
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,636,450	6,649,131
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,369,748	2,613,333
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,726,755	5,045,551
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	269	285
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,644,019	1,920,171
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,085,591	1,895,087
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	8,533,049	6,455,420
NVIT Multi-Manager Small Company Fund - Class I (SCF)	35,129,521	23,160,219
NVIT Multi-Sector Bond Fund - Class I (MSBF)	6,351,046	5,757,028
NVIT Short Term Bond Fund - Class I (NVSTB1)	194,260	201,402
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,076,860	1,085,080
NVIT Technology & Communications Fund - Class I (GGTC)	5,238,848	5,229,650
NVIT Technology & Communications Fund - Class III (GGTC3)	2,633,948	2,875,579
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	3,573,855	3,047,312
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,354,647	1,407,498
Templeton NVIT International Value Fund - Class III (NVTIV3)	41,451	40,790
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,566,417	1,259,060
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	3,536,606	4,577,341
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,835,949	1,619,490
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	21,079	21,123
V.I. Basic Value Fund - Series I (AVBVI)	210,888	335,826
V.I. Capital Appreciation Fund - Series I (AVCA)	370,050	287,306
V.I. Capital Development Fund - Series I (AVCDI)	4,173,794	2,757,703
V.I. High Yield Fund - Series I (AVHY1)	287,740	291,720
V.I. International Growth Fund - Series I (AVIE)	12,914,743	10,112,556
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)	17,823	18,421
VPS Growth and Income Portfolio - Class A (ALVGIA)	3,080,786	1,786,624
VPS International Value Portfolio - Class A (ALVIVA)	18,971,777	19,564,932
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	2,706,391	2,480,173
VP Income & Growth Fund - Class I (ACVIG)	2,418,659	2,043,318
VP Inflation Protection Fund - Class II (ACVIP2)	2,832,531	2,887,394
VP International Fund - Class I (ACVI)	13,113,904	12,999,212
VP International Fund - Class III (ACVI3)	2	2
VP Mid Cap Value Fund - Class I (ACVMV1)	739,855	729,089
VP Ultra(R) Fund - Class I (ACVU1)	212,287	183,269
VP Value Fund - Class I (ACVV)	55,361,467	42,723,916
VP Vista(SM) Fund - Class I (ACVVS1)	547,878	746,766
MidCap Stock Portfolio - Initial Shares (DVMCS)	307,955	257,814
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,162,992	8,221,086
Stock Index Fund, Inc. - Initial Shares (DSIF)	51,180,654	45,428,090
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,632,638	1,954,356
Appreciation Portfolio - Initial Shares (DCAP)	5,258,893	4,567,798
Developing Leaders Portfolio - Initial Shares (DSC)	336,620	247,713
International Value Portfolio - Initial Shares (DVIV)	7,954,612	4,868,093
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)	464,352	471,883
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	358,473	425,161
Capital Appreciation Fund II - Primary Shares (FVCA2P)	138,112	134,044
Clover Value Fund II - Primary Shares (FALF)	261,879	193,085
Market Opportunity Fund II - Service Shares (FVMOS)	811,432	778,005
Quality Bond Fund II - Primary Shares (FQB)	8,782,571	8,771,818
VIP Fund - Contrafund Portfolio - Service Class (FCS)	140,667,525	112,297,815
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	5,927,108	3,868,700
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	14,790,072	10,578,116
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	676,213	569,164
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,209,186	1,922,671
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	767,231	527,168
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	19,632	25,811
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	8,488,679	8,708,738
VIP Fund - Growth Portfolio - Service Class (FGS)	13,621,222	13,537,494
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,228,949	2,827,229
VIP Fund - High Income Portfolio - Service Class R (FHISR)	1,103,148	1,511,650
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	1,176,217	973,483
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	4,559,044	4,825,135
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	7,602,073	6,515,498
VIP Fund - Overseas Portfolio - Service Class (FOS)	11,075,413	7,485,657
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	3,112,852	2,150,084
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	1,881,540	1,501,301
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	349,966	453,355
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	276,660	305,320
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,607,800	1,328,806
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,466,935	1,468,062
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,341,739	1,779,973
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,600,281	1,532,184
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)	46,786	58,412
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,296,336	1,435,189
Templeton Foreign Securities Fund - Class 1 (TIF)	237,093	214,042
Templeton Foreign Securities Fund - Class 2 (TIF2)	7,521,981	5,474,255
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,256,490	954,777
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,147,721	1,213,622
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,808,487	2,053,598
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	75,244	95,504

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	18,216,014	13,596,455
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	137,335	180,035
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	3,178,185	2,692,140
Guardian Portfolio - I Class Shares (AMGP)	383,979	331,843
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,959,486	1,634,761
Partners Portfolio - I Class Shares (AMTP)	1,588,472	1,987,180
Regency Portfolio - I Class Shares (AMRI)	764,525	728,966
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	543,067	399,524
Socially Responsive Portfolio - I Class Shares (AMSRS)	827,216	608,203
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	63,678,859	64,692,142
Global Securities Fund/VA - Class 3 (OVGS3)	2,693,266	2,186,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,232,680	8,257,905
High Income Fund/VA - Class 3 (OVHI3)	382,064	181,741
High Income Fund/VA - Non-Service Shares (OVHI)	361,973	81,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	4,001,239	3,885,192
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,265,361	1,055,896
MidCap Fund/VA - Non-Service Shares (OVAG)	5,431,284	5,442,594
Strategic Bond Fund/VA - Non-Service Shares (OVSB)	278,739	274,952
All Asset Portfolio - Administrative Class (PMVAAA)	275,577	327,725
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	2,767,494	2,843,151
Low Duration Portfolio - Administrative Class (PMVLDA)	16,486,590	16,727,819
Real Return Portfolio - Administrative Class (PMVRRA)	19,793,432	20,110,509
Total Return Portfolio - Administrative Class (PMVTRA)	70,580,924	77,294,548
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	894,182	1,299,789
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	10,667,371	12,702,461
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281,026	155,624
Putnam VT International Equity Fund - IB Shares (PVTIGB)	583,031	316,952
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	4,024	4,901
Putnam VT Vista Fund - IB Shares (PVVIB)	100,994	135,841
Putnam VT Voyager Fund - IB Shares (PVTVB)	403,672	608,118
Global Real Estate Portfolio - Class II (VKVGR2)	558,256	777,140
Micro-Cap Portfolio - Investment Class (ROCMC)	16,607,789	12,440,002
Small-Cap Portfolio - Investment Class (ROCSC)	62,177	93,914
Blue Chip Growth Portfolio - II (TRBCG2)	3,610,057	4,254,388
Equity Income Portfolio - II (TREI2)	41,804,138	32,939,960
Health Sciences Portfolio - II (TRHS2)	294,833	309,197
Mid-Cap Growth Portfolio - II (TRMCG2)	10,001,509	9,123,178
New America Growth Portfolio (TRNAG1)	4,117,884	5,887,238
Personal Strategy Balanced Portfolio (TRPSB1)	734,840	846,724
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	8,339,435	6,576,087
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	11,339,270	8,830,650
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)	149,654	177,161
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)	373,632	304,223
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)	936,873	702,142
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	613,718	523,176
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)	36,457	37,137
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)	775,129	811,336
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	147,456	145,514
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	3,644,788	3,997,042
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	272,301	309,117
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	324,059	514,457
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	1,098,647	1,203,865
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	166,416	210,846
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,048,015	1,960,826
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	2,152,411	3,141,578

Total	$1,596,109,866	$1,427,048,192

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2010	0.00%	42,950	$9.515611	$408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
Large Cap Core V.I. Fund - Class II (MLVLC2)
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2010	0.10%	9,539	$17.097854	$163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.00%	199,120	$18.488077	$3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.00%	1,414,446	$5.746904	$8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2006	0.40%	52	4.200294	218	0.00%	7.40%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2010	0.00%	18,770	$11.403634	$214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
Research International Series - Service Class (MVRISC)
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
Value Series - Service Class (MVFSC)
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	190,070	$12.844145	$2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2010	0.00%	2,539	$10.387395	$26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	773,203	$10.612804	$8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.00%	108,618	$29.562687	$3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.00%	263,475	$13.537857	$3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2006	0.40%	24	15.509710	372	0.85%	25.38%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund -Class I (NVCRA1)
2010	0.00%	85,305	$9.540229	$813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund -Class I (NVCMC1)
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2010	0.00%	2,208,854	$13.919537	$30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	1,970,073	$19.888530	$39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
NVIT Growth Fund - Class I (CAF)
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2006	0.40%	4	6.904680	28	0.05%	5.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
NVIT International Index Fund - Class II (GVIX2)
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	1,251,096	$15.419576	$19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	4,345,889	$15.118520	$65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	953,397	$14.879939	$14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2006	0.40%	54	15.818643	854	0.70%	15.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	972,303	$29.216232	$28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2010	0.00%	528,187	$11.731129	$6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	3,476,447	$10.123676	$35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	994,468	$28.908970	$28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.00%	628,182	$18.726591	$11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	134,485	$14.212216	$1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2006	0.40%	2	13.317925	27	1.73%	15.44%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.10%	24,967	$13.506772	$337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
V.I. High Yield Fund - Series I (AVHY1)
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2010	0.00%	39,185	$18.848465	$738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2010	0.00%	200,883	$7.916459	$1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	5/1/2006
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	5/1/2006
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	5/1/2006
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2010	0.00%	478	$18.277925	$8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.10%	65,269	$12.034525	$785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
VP Value Fund - Class I (ACVV)
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2010	0.00%	4,745	$13.614679	$64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.00%	595,639	$17.074091	$10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.00%	715,374	$13.539393	$9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2006	0.40%	90	10.406467	937	0.11%	8.77%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Value Portfolio - Initial Shares (DVIV)
2010	0.00%	10,726	$18.926715	$203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
Variable Series II - Dreman Small Mid Cap Value VIP -Class B (SVSSVB)
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II -Strategic Value VIP - Class B (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	5/1/2006
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
Clover Value Fund II - Primary Shares (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	1,065,571	$18.798086	$20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.00%	2,608,980	$16.196839	$42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.00%	236,147	$13.457007	$3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.00%	2,828,191	$16.084224	$45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2010	0.20%	2,378,076	$9.251418	$22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.00%	444,043	$17.440640	$7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2006	0.40%	14	15.797724	221	0.49%	15.73%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2010	0.00%	2,126	$10.188758	$21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	0.00%	73,458	$21.903633	$1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2010	0.10%	146,239	$22.464900	$3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2010	0.00%	2	$21.625604	$43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2010	0.00%	41,486	$16.619507	$689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
Regency Portfolio - I Class Shares (AMRI)
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	5/1/2006
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	5/1/2006
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	64,200	$13.632145	$875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.00%	722,666	$15.535921	$11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	216,746	$21.772215	$4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	593,471	$14.231338	$8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.00%	335,164	$17.016112	$5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.00%	54,238	$14.401578	$781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Vista Fund - IB Shares (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
Global Real Estate Portfolio - Class II (VKVGR2)
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.00%	31,852	$28.128399	$895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
Small-Cap Portfolio - Investment Class (ROCSC)
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2010	0.00%	78,807	$16.874180	$1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
Health Sciences Portfolio - II (TRHS2)
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
Mid-Cap Growth Portfolio - II (TRMCG2)
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
New America Growth Portfolio (TRNAG1)
2010	0.00%	39,759	$15.281652	$607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
Personal Strategy Balanced Portfolio (TRPSB1)
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.00%	273,628	$43.844278	$11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2010	0.20%	271,236	$11.444105	$3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.00%	7,021	$10.930985	$76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	$12.612983	$55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
International Index Portfolio - Class II (obsolete) (MLVIX2)
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	9.006596	6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2006	0.40%	94	13.633719	1,282	0.00%	9.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	$5.470558	$31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%

2010	Contract owners equity:				$4,097,345,784
2009	Contract owners equity:				$3,763,821,378
2008	Contract owners equity:				$3,233,903,295
2007	Contract owners equity:				$4,818,129,455
2006	Contract owners equity:				$4,464,442,368
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.